UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2676

Fidelity School Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Intermediate Municipal Income Fund

March 31, 2017

LIM-QTLY-0517
1.814648.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.9%
	Principal Amount (000s)	Value (000s)
Alabama - 1.1%
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$6,050	$6,994
5% 3/1/30	6,305	7,241
5% 3/1/31	6,320	7,211
5% 3/1/32	5,075	5,757
5% 3/1/33	7,380	8,329
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	7,575	7,603
Montgomery Med. Clinic Facilities:
5% 3/1/26	2,000	2,254
5% 3/1/27	4,030	4,469
5% 3/1/28	4,350	4,793
5% 3/1/29	3,570	3,914
5% 3/1/30	4,305	4,675

TOTAL ALABAMA		63,240

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,450	8,365
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,800	8,781

TOTAL ALASKA		17,146

Arizona - 2.8%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/17 (FSA Insured)	10,000	10,203
5% 10/1/18 (FSA Insured)	2,500	2,645
5.25% 10/1/20 (FSA Insured)	6,695	7,332
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	6,300	6,516
6% 1/1/27 (Pre-Refunded to 1/1/18 @ 100)	1,400	1,453
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	15,000	15,994
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,411
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,360	1,396
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,261
5% 7/1/28	7,470	8,565
5% 7/1/29	8,140	9,276
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,139
5% 7/1/25 (FSA Insured)	2,125	2,501
5% 7/1/26 (FSA Insured)	3,670	4,278
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
4% 1/1/24	6,500	7,212
5% 1/1/22	2,500	2,854
5% 1/1/23	5,000	5,792
5% 1/1/24	2,050	2,402
5% 1/1/25	7,785	9,213
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (b)	800	756
6% 1/1/48 (b)	2,855	2,713
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	2,100	2,179
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21	1,785	2,017
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,172
Series 2011 C, 5% 7/1/21	1,000	1,144
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	8,049
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.25%, tender 5/1/17 (a)(c)	28,580	28,580
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,401
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	2,000	2,284
Series 2012 A:
5% 7/1/22	500	582
5% 7/1/23	1,100	1,272

TOTAL ARIZONA		164,592

California - 7.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,871
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,538
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	8,845	9,039
Series B, 2.85%, tender 4/1/25 (a)	7,230	7,387
Series C, 2.1%, tender 4/1/22 (a)	6,750	6,779
1.5%, tender 4/2/18 (a)	6,800	6,815
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,524
5% 12/1/29	4,865	5,574
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	1,030	1,082
5% 7/1/18 (Escrowed to Maturity)	3,480	3,655
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
Series 2016, 5% 9/1/29	2,835	3,350
5% 3/1/19 (Pre-Refunded to 3/1/18 @ 100)	1,470	1,525
5% 11/1/22 (Pre-Refunded to 11/1/17 @ 100)	2,800	2,868
5% 8/1/26	15,000	18,170
5% 8/1/29	7,175	8,475
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	10,561
6% 3/1/33	12,375	13,979
6% 4/1/38	7,500	8,205
6% 11/1/39	35,800	40,110
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	108
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	5,734
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,647
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 2.71%, tender 4/6/17 (a)	4,500	4,502
Series 2011 D, 5% 8/15/35	3,000	3,328
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.25%, tender 5/1/17 (a)(b)(c)	24,600	24,599
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24 (Pre-Refunded to 10/1/21 @ 100)	4,345	5,064
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	15,605
Series 2011 A:
5.25% 10/1/24	4,000	4,613
5.25% 10/1/25	4,000	4,609
Series 2012 A:
5% 4/1/21	7,000	7,934
5% 4/1/22	2,100	2,421
5% 4/1/23	5,000	5,722
Series 2012 G:
5% 11/1/23	1,000	1,156
5% 11/1/24	1,000	1,154
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/20	3,250	3,659
5% 12/1/21	2,500	2,871
Series 2009 G1, 5.75% 10/1/30	2,100	2,307
Series 2009 I, 6.125% 11/1/29 (Pre-Refunded to 11/1/19 @ 100)	1,300	1,466
Series 2010 A, 5.75% 3/1/30	4,100	4,575
California Statewide Cmntys. Dev. Auth. Series 2016, 5% 5/15/18	1,000	1,037
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	673
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Pre-Refunded to 7/1/18 @ 100)	1,815	1,906
5% 7/1/22 (Pre-Refunded to 7/1/18 @ 100)	3,155	3,314
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	5,000	5,660
Series 2017 A1:
5% 6/1/25 (d)	4,000	4,664
5% 6/1/26 (d)	1,000	1,174
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,449
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	3,700	4,177
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,429
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	10,000	11,733
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	1,780	1,952
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds:
Series 2011 A1, 1.07%, tender 4/6/17 (a)	12,000	12,000
Series 2011 A3, 1.07%, tender 4/6/17 (a)	11,100	11,100
Series 2016, 1.03%, tender 4/6/17 (a)	11,200	11,200
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,134
5% 7/1/23	3,800	4,294
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,285
5% 7/1/20	2,000	2,168
5% 7/1/21	1,500	1,624
5% 7/1/22	2,250	2,435
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,617
Oakland Unified School District Alameda County:
Series 2013, 6.25% 8/1/28	1,860	2,214
Series 2015 A:
5% 8/1/26 (FSA Insured)	3,500	4,209
5% 8/1/28	1,000	1,189
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,710
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (c)	5,000	5,679
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,160	1,311
5% 9/1/28	1,600	1,764
5% 9/1/32	1,685	1,824
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,115	2,275
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	786
5.25% 7/1/21	700	805
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	3,756
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,106
5.25% 8/1/26	2,200	2,364
5.5% 8/1/20	2,000	2,187
Series 2009 B, 5% 8/1/18	7,355	7,729
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,254
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/22 (Pre-Refunded to 5/15/19 @ 100)	2,000	2,165
San Diego Unified School District Series 2008 C, 0% 7/1/34	2,600	1,343
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,722
0% 8/1/37	2,000	851
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,080
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,794
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	10,600	11,260
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,236
Univ. of California Revs.:
Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	1,055	1,146
Series O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	305	331
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	4,170
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,029

TOTAL CALIFORNIA		456,090

Colorado - 0.6%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,500	7,139
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	10,035
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	7,585	8,404
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	7,295	8,273
E-470 Pub. Hwy. Auth. Rev. Series 2010 A:
0% 9/1/35	2,000	896
0% 9/1/37	3,000	1,215
0% 9/1/38	3,760	1,453

TOTAL COLORADO		37,415

Connecticut - 0.9%
Connecticut Gen. Oblig.:
Series 2009 B, 5% 3/1/18	4,965	5,140
Series 2012 E, 5% 9/15/23	3,000	3,432
Series 2016 A:
4% 3/15/18	21,100	21,677
5% 3/15/26	3,030	3,520
Series 2016 E, 5% 10/15/29	15,000	17,176

TOTAL CONNECTICUT		50,945

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,408
5% 1/1/24	1,270	1,479
5% 1/1/25	2,750	3,200

TOTAL DELAWARE, NEW JERSEY		8,087

District Of Columbia - 0.3%
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,275
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	7,900	8,080

TOTAL DISTRICT OF COLUMBIA		15,355

Florida - 13.4%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,300	3,812
5% 7/1/30	7,455	8,517
Series 2015 C, 5% 7/1/24	3,000	3,511
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,100	3,553
Series A:
5% 10/1/29 (c)	4,210	4,756
5% 10/1/31 (c)	3,000	3,356
5% 10/1/32 (c)	4,000	4,453
Broward County School Board Ctfs. of Prtn.:
Series 2012 A:
5% 7/1/21	5,380	6,070
5% 7/1/22	5,000	5,734
5% 7/1/25	5,635	6,429
5% 7/1/26	24,585	27,986
Series 2015 A:
5% 7/1/26	11,500	13,516
5% 7/1/27	9,165	10,690
5% 7/1/28	4,000	4,627
Series 2015 B:
5% 7/1/25	2,160	2,562
5% 7/1/26	11,670	13,716
5% 7/1/27	7,900	9,215
5% 7/1/28	13,510	15,629
Series 2016, 5% 7/1/32	2,500	2,864
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/18	2,000	2,088
Series 2012 A1, 5% 6/1/21	2,710	3,070
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,494
5% 12/1/23	2,245	2,583
5% 12/1/24	2,365	2,720
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,385	5,104
5% 7/1/28	1,000	1,157
5% 7/1/30	6,630	7,565
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29 (Pre-Refunded to 6/1/17 @ 101)	3,400	3,455
Series 2009 D, 5% 6/1/21	2,780	3,036
Series 2011 C:
5% 6/1/20	12,380	13,804
5% 6/1/22	10,000	11,409
Series 2011 E, 5% 6/1/24	5,000	5,707
Series A, 5.5% 6/1/38	1,800	1,906
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28 (Pre-Refunded to 7/1/17 @ 101)	3,375	3,446
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,600	4,067
5% 10/1/28	5,000	5,621
5% 10/1/29	2,725	3,044
5% 10/1/30	2,475	2,748
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,830	2,130
5% 10/1/31	2,000	2,316
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,037
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,285
Series 2015 B:
5% 10/1/24	1,000	1,176
5% 10/1/27	1,500	1,755
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,445
5% 6/1/35	2,500	2,703
5% 6/1/46	2,340	2,495
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,665
5% 11/15/18	2,000	2,124
Series 2008 B, 6% 11/15/37	12,000	13,176
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/20 (c)	1,360	1,500
5% 9/1/21 (c)	1,300	1,459
5% 9/1/22 (c)	1,650	1,872
5% 9/1/23 (c)	2,000	2,287
5% 9/1/24 (c)	2,200	2,528
5% 9/1/25 (c)	2,215	2,558
5% 9/1/26 (c)	2,265	2,626
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,199
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,142
5% 7/1/25	2,000	2,377
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,023
5% 9/1/22	2,270	2,474
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,643
5% 10/1/23	5,320	6,119
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	1,918
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	1,000	1,170
5% 6/1/26 (FSA Insured)	1,800	2,088
5% 6/1/28 (FSA Insured)	500	570
Manatee County School District Series 2017, 5% 10/1/25 (FSA Insured)	2,000	2,377
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,237
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,308
Series 2012 A:
5% 10/1/22 (c)	3,000	3,445
5% 10/1/24 (c)	10,000	11,297
5% 10/1/24	2,165	2,477
Series 2014 A:
5% 10/1/27 (c)	1,325	1,506
5% 10/1/29 (c)	2,805	3,151
5% 10/1/33 (c)	5,600	6,180
5% 10/1/37	7,400	8,265
Series 2015 A, 5% 10/1/35 (c)	2,500	2,737
Series 2016 A:
5% 10/1/30	2,500	2,908
5% 10/1/31	1,000	1,155
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25	2,250	2,541
Series 2016:
5% 10/1/28	5,545	6,465
5% 10/1/29	4,105	4,742
5% 10/1/30	7,430	8,530
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	8,919
Series 2014 A, 5% 7/1/44	2,900	3,170
Series A:
5% 7/1/31	1,500	1,726
5% 7/1/32	3,980	4,549
5% 7/1/33	3,300	3,752
5% 7/1/34	1,000	1,132
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	4,075	4,816
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,959
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,680	13,771
5% 11/1/25	12,235	14,315
5% 11/1/26	7,950	9,236
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	4,930
Series 2015 B, 5% 5/1/28	13,690	15,788
Series 2015 D:
5% 2/1/29	4,050	4,680
5% 2/1/30	6,500	7,457
Series 2016 A:
5% 8/1/27	7,560	8,896
5% 5/1/31	19,770	22,603
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,428
5% 7/1/42	1,675	1,843
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	8,500
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	2,210	2,310
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	5,801
5.75% 10/1/43	535	558
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,406
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,934
Series 2012 A, 5% 10/1/42	12,650	13,458
Series 2012 B, 5% 10/1/42	5,200	5,532
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,254
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26	4,000	4,596
Series 2015 C, 5% 8/1/29	7,000	8,091
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,218
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,638
5% 10/1/20	3,500	3,925
Series 2012 A:
5% 10/1/23	1,700	2,010
5% 10/1/25	900	1,090
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/17	1,785	1,809
5% 8/1/25	3,200	3,790
Series 2015 B:
5% 8/1/25	1,625	1,922
5% 8/1/27	8,285	9,643
5% 8/1/28	5,485	6,344
Series 2015 D:
5% 8/1/26	24,065	28,184
5% 8/1/27	10,910	12,698
5% 8/1/28	3,730	4,314
5% 8/1/26	10,460	12,251
Palm Beach County Solid Waste Auth. Rev.:
Series 2009:
5.25% 10/1/18	12,055	12,799
5.25% 10/1/18 (Escrowed to Maturity)	2,945	3,127
Series 2011, 5% 10/1/24	8,600	9,802
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (a)	5,200	5,400
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	2,000	2,275
5% 7/1/27	4,255	4,811
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	2,000	2,326
5% 7/1/24	1,750	2,052
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	4,000	4,609
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,884
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/19	530	570
5% 12/1/20	100	109
5% 12/1/21	800	888
Series 2015 A, 5% 12/1/40	1,800	1,906
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,636
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (c)	5,965	6,080
5% 10/1/18 (FSA Insured) (c)	10,515	11,095
5% 10/1/19 (FSA Insured) (c)	5,965	6,469
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,132
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	5,650

TOTAL FLORIDA		794,067

Georgia - 2.2%
Atlanta Arpt. Rev. Series 2014 C, 5% 1/1/18 (c)	1,600	1,647
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,186
5% 11/1/29	2,500	2,928
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997, 2.375%, tender 8/10/17 (a)	3,300	3,315
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.75%, tender 6/1/17 (a)	1,600	1,602
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,436
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,347
6.125% 9/1/40	10,795	11,690
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,706
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/18	6,000	6,369
5% 11/1/19	3,000	3,268
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Prerefunded Proj.) Series 2008 D, 5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	8,510	9,011
(Proj. One) Series 2008 A:
5.25% 1/1/18	7,500	7,707
5.25% 1/1/20	1,625	1,769
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	2,990	3,164
Series 2005 V, 6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	104
Series 2011 A, 5% 1/1/21	9,000	9,910
Series GG:
5% 1/1/24	3,625	4,102
5% 1/1/25	1,250	1,405
5% 1/1/26	5,000	5,585
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,643
Series Q, 5% 10/1/22	2,000	2,310
Series S:
5% 10/1/22	1,275	1,473
5% 10/1/24	2,425	2,790
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,565
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	6,785	6,852
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36 (Pre-Refunded to 1/1/19 @ 100)	11,000	11,841

TOTAL GEORGIA		128,725

Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (c)	4,060	4,411
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	3,826

TOTAL HAWAII		8,237

Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,902
6.75% 11/1/37	2,600	2,793
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,735

TOTAL IDAHO		7,430

Illinois - 13.7%
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,608
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,722
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,128
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,339
Series 2010 F:
5% 12/1/20	1,060	960
5% 12/1/31	20,215	16,353
Series 2011 A:
5% 12/1/41	2,135	1,698
5.5% 12/1/39	5,900	4,878
Series 2012 A, 5% 12/1/42	1,935	1,532
Series 2015 C, 5.25% 12/1/39	1,500	1,202
Series 2016 B, 6.5% 12/1/46	700	651
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	15,873
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (c)	6,500	7,146
Series 2014 B:
5% 1/1/19	350	373
5% 1/1/22	1,000	1,138
5% 1/1/24	3,330	3,872
Series 2016 A:
5% 1/1/29 (c)	2,220	2,474
5% 1/1/30 (c)	3,390	3,748
5% 1/1/31 (c)	2,500	2,747
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D:
5.25% 1/1/18 (c)	750	772
5.25% 1/1/19 (c)	5,125	5,457
Series 2011 B, 5% 1/1/20	4,430	4,859
Series 2011 C, 6.5% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	14,475	17,160
Series 2012 A, 5% 1/1/22	1,750	1,995
Series 2012 B, 5% 1/1/22 (c)	7,000	7,904
Series 2016 C:
5% 1/1/22	2,220	2,530
5% 1/1/23	1,400	1,618
5% 1/1/24	1,500	1,749
5% 1/1/25	2,250	2,640
5% 1/1/26	2,000	2,358
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,775
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,423
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,487
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,099
5% 12/15/24	1,000	1,094
Series 2012 C, 5% 12/15/25	2,120	2,313
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,925	19,391
Series 2010 G, 5% 11/15/25	2,940	3,142
Series 2011 A, 5.25% 11/15/24	1,500	1,650
Series 2012 C:
5% 11/15/22	2,060	2,317
5% 11/15/23	4,980	5,573
5% 11/15/24	18,655	20,680
5% 11/15/25 (FSA Insured)	520	578
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,767
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,687
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,688
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	25,113
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,615	2,834
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,589
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,840	7,221
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	8,758
5% 5/15/19	3,940	4,216
(Presence Health Proj.) Series 2016 C, 5% 2/15/26	2,665	2,916
(Provena Health Proj.) Series 2010 A:
6% 5/1/20 (Escrowed to Maturity)	2,060	2,345
6.25% 5/1/21 (Pre-Refunded to 5/1/20 @ 100)	6,395	7,329
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	14,655	14,861
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	900	1,009
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,536
Bonds Series E, 5%, tender 5/1/17 (a)	2,000	2,006
Series 2008 A, 5.625% 1/1/37 (Pre-Refunded to 1/1/18 @ 100)	21,070	21,804
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,135	3,385
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	6,433
Series 2009:
5% 8/15/23	3,125	3,451
5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,575	1,759
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	325	367
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	14,640
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	2,145	2,395
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	1,440	1,618
Series 2012 A, 5% 5/15/23	1,480	1,663
Series 2012:
5% 9/1/32	8,100	8,546
5% 9/1/38	10,910	11,269
5% 11/15/43	3,265	3,468
Series 2013:
5% 11/15/26	2,675	2,989
5% 11/15/29	805	889
5% 5/15/43	7,800	8,186
Series 2015 A:
5% 11/15/21	400	455
5% 11/15/27	1,045	1,195
5% 11/15/28	1,250	1,418
5% 11/15/29	1,885	2,122
5% 11/15/32	3,475	3,840
5% 11/15/45	2,090	2,249
Series 2015 C:
5% 8/15/35	6,100	6,525
5% 8/15/44	29,100	30,768
Series 2016 A:
5% 2/15/24	1,500	1,722
5% 2/15/25	1,000	1,153
5% 2/15/26	1,500	1,731
5% 7/1/30	2,620	2,950
5% 8/15/33	3,300	3,448
5% 7/1/36	3,175	3,472
Series 2016 C:
4% 2/15/36	2,300	2,026
5% 2/15/32	10,540	11,127
5% 2/15/33	5,000	5,250
5% 2/15/41	10,915	11,266
Series 2016:
5% 5/15/28	2,450	2,792
5% 5/15/29	1,350	1,526
5% 11/15/26	3,025	3,486
Illinois Gen. Oblig.:
Series 2006, 5% 1/1/19	3,200	3,315
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	12,681
Series 2012 A, 5% 1/1/33	3,600	3,610
Series 2012:
5% 8/1/19	4,475	4,677
5% 3/1/20	3,280	3,449
5% 3/1/21	2,750	2,904
5% 8/1/21	1,600	1,694
5% 3/1/22	5,000	5,282
5% 8/1/22	6,600	6,981
5% 8/1/23	3,410	3,606
Series 2013, 5.5% 7/1/38	4,000	4,104
Series 2014:
5% 4/1/23	7,620	8,064
5% 2/1/27	2,665	2,755
5% 4/1/28	2,130	2,187
5% 5/1/28	935	960
5% 5/1/32	2,500	2,515
5% 5/1/33	6,600	6,627
5.25% 2/1/31	10,500	10,821
Series 2016:
5% 1/1/22	7,575	7,996
5% 6/1/25	7,845	8,291
5% 6/1/26	1,065	1,117
5% 2/1/27	7,630	7,985
5% 2/1/28	6,145	6,367
5% 2/1/29	5,770	5,960
5% 2/1/26	2,260	2,350
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	10,000	11,455
5% 2/1/31	3,570	4,011
Illinois Sales Tax Rev. Series 2013, 5% 6/15/25	13,360	15,191
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/40	12,700	14,024
Series 2016 A, 5% 12/1/31	1,785	2,038
Series 2016 B, 5% 1/1/41	20,000	22,250
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	6,174
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,866
0% 12/1/18 (Escrowed to Maturity)	595	584
5% 1/1/26	8,920	10,236
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,835
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	6,552
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	7,420	6,113
0% 1/15/25	7,735	6,122
0% 1/15/26	5,815	4,424
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,682
5% 2/1/27	6,000	6,962
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,299
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,010
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	5,690
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	4,510
0% 6/15/44 (FSA Insured)	37,400	10,133
0% 6/15/47 (FSA Insured)	3,985	927
Series 2012 B, 0% 12/15/51	48,500	7,305
Series 2002 A:
0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,370
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	29,205	13,513
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,855	3,435
0% 6/15/17 (Escrowed to Maturity)	1,175	1,173
0% 6/15/17 (Escrowed to Maturity)	485	484
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,580	1,574
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	420	428
5% 10/1/17 (Escrowed to Maturity)	580	592
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	845	862
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	630	643
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	2,914
Series 2013:
6% 10/1/42	3,900	4,474
6.25% 10/1/38	3,900	4,565
Will County Cmnty. Unit School District #365-U 0% 11/1/17 (FSA Insured)	1,300	1,291

TOTAL ILLINOIS		807,273

Indiana - 2.8%
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,774
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	11,380	13,016
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,420
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,600
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5% 12/1/17	855	878
Series 2012:
5% 3/1/22	1,000	1,115
5% 3/1/23	1,500	1,679
5% 3/1/30	1,050	1,136
5% 3/1/41	5,310	5,701
Series 2015, 5% 3/1/36	8,300	8,968
Series 2016:
5% 9/1/25	1,000	1,147
5% 9/1/26	1,000	1,150
5% 9/1/29	500	564
5% 9/1/36	2,150	2,342
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,490
Series 2015 A:
5% 10/1/26	2,475	2,904
5% 10/1/28	1,180	1,372
Series 2011 A, 5.25% 10/1/24	4,025	4,614
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	1,000	1,144
5% 1/1/25	1,000	1,139
5% 1/1/26	2,745	3,126
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,996
0% 12/1/17 (AMBAC Insured)	1,470	1,460
0% 6/1/18 (AMBAC Insured)	1,740	1,717
Indianapolis Thermal Energy Sys.:
Series 2010 B:
5% 10/1/20	8,310	9,262
5% 10/1/21	5,500	6,256
Series 2016 A:
5% 10/1/24	10,900	12,694
5% 10/1/25	11,740	13,747
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,599
5% 7/15/22	1,000	1,153
5% 7/15/23	2,700	3,130
5% 7/15/24	4,185	4,808
5% 7/15/25	4,330	4,949
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(c)	30,640	34,823

TOTAL INDIANA		167,873

Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	311
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,188
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,083
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,123
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,168
5% 9/1/24	4,415	5,015
Series 2012 B, 5% 9/1/24	1,500	1,704
Series 2016 A:
5% 9/1/30	1,000	1,144
5% 9/1/32	1,150	1,301

TOTAL KANSAS		18,037

Kentucky - 2.4%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	825	954
5% 1/1/26	600	698
5% 1/1/29	1,600	1,822
5% 1/1/30	1,675	1,894
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,775	1,933
5% 6/1/26	1,870	2,027
5% 6/1/27	1,965	2,118
5% 6/1/28	2,065	2,212
5% 6/1/29	2,170	2,310
5% 6/1/30	2,280	2,413
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,418
(Proj. No. 112) Series 2016 B, 5% 11/1/27	9,880	11,460
Series 2008:
5.75% 11/1/23	1,395	1,491
5.75% 11/1/23 (Pre-Refunded to 11/1/18 @ 100)	10,605	11,377
Series 2016 A:
5% 2/1/29	5,720	6,492
5% 2/1/30	5,840	6,580
5% 2/1/32	2,295	2,554
5% 2/1/33	2,850	3,156
Series 2016, 3% 11/1/17	2,470	2,500
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	2,500	2,887
5.75% 10/1/38	6,430	7,433
Series 2016 A:
5% 10/1/29	15,000	16,985
5% 10/1/32	3,325	3,691
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	24,331
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)(d)	12,605	12,612
(Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (a)	3,050	3,051

TOTAL KENTUCKY		139,399

Louisiana - 1.2%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/17	5,500	5,534
5% 6/1/18	4,000	4,177
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 1.019%, tender 4/3/17 (a)	30,000	29,994
Louisiana Gen. Oblig.:
Series 2015, 5% 5/1/18	1,635	1,704
Series 2016 B, 5% 8/1/28	6,360	7,461
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	1,901
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,300	1,491
5% 12/15/23	3,000	3,480
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,425
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B:
5% 1/1/24 (c)	2,500	2,865
5% 1/1/25 (c)	3,000	3,458
5% 1/1/27 (c)	2,250	2,554
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,200	3,570

TOTAL LOUISIANA		70,614

Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. (Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	1,900	1,924
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2008 D:
5.75% 7/1/38	2,930	3,087
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	1,270	1,344
Series 2016 A:
4% 7/1/41	2,000	1,693
4% 7/1/46	2,600	2,130
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (Pre-Refunded to 7/1/17 @ 100)	2,080	2,102
Series 2015:
5% 7/1/25	2,295	2,737
5% 7/1/27	2,000	2,367

TOTAL MAINE		17,384

Maryland - 1.7%
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28 (d)	3,570	4,293
5% 7/1/31 (d)	6,775	7,987
5% 7/1/33 (d)	6,835	7,963
Series 2017 D, 5% 7/1/33 (d)	5,800	6,757
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (c)	1,250	1,396
5% 3/31/51 (c)	2,300	2,461
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,371
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	7,755	8,833
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,201
5% 7/1/18	2,500	2,613
Series 2010, 5.125% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,600	3,917
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	300	310
Bonds:
Series 2012 C, 1.356%, tender 4/3/17 (a)	14,630	14,638
Series 2013 A:
1.106%, tender 5/15/18 (a)	5,285	5,291
1.126%, tender 5/15/18 (a)	8,400	8,410
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,400	2,724
Series 2013 A:
5% 7/1/24	1,245	1,421
5% 7/1/25	1,060	1,202
Series 2015:
5% 7/1/27	1,000	1,119
5% 7/1/28	1,300	1,447
5% 7/1/29	2,200	2,439
5% 7/1/31	1,000	1,096
Series 2016 A:
4% 7/1/42	1,450	1,403
5% 7/1/33	2,250	2,395
5% 7/1/34	1,650	1,748
5% 7/1/35	625	659
5% 7/1/36	1,750	1,838

TOTAL MARYLAND		99,932

Massachusetts - 1.7%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,779
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	1,585	1,791
5% 7/1/45	1,580	1,780
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	1,993
Series 2013 A, 6.25% 11/15/28 (b)	5,000	5,307
Series 2015 D, 5% 7/1/44	4,855	5,106
Series 2015 H1, 4% 7/1/17	3,770	3,797
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	15,635
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,347
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	4,000	4,057
Series 2011 A, 5% 4/1/23 (Pre-Refunded to 4/1/21 @ 100)	10,000	11,379
Series C, 5% 4/1/23	17,965	21,170
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	2,000	2,102
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,136
5% 7/1/21	4,700	5,097
Bonds Series 2007 G6, 1.79%, tender 4/6/17 (a)	4,400	4,407
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (Pre-Refunded to 8/15/17 @ 100)	2,340	2,375

TOTAL MASSACHUSETTS		100,258

Michigan - 2.7%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	1,900	2,012
Series 2006 D, 1.269% 7/1/32 (a)	5,520	4,774
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (FSA Insured)	3,500	4,013
5% 5/1/31 (FSA Insured)	5,000	5,700
5% 5/1/32 (FSA Insured)	750	850
5% 5/1/33 (FSA Insured)	3,120	3,520
5% 5/1/27 (FSA Insured)	1,350	1,601
5% 5/1/29 (FSA Insured)	1,945	2,274
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,375	3,878
5% 5/15/28	2,550	2,910
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,019
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,119
5% 11/15/21	650	743
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	17,205	19,385
5% 4/15/35	2,800	3,143
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,540	1,756
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,300	2,672
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,930	5,727
Series 2012 B, 5% 7/1/22	580	590
Series 2012:
5% 11/15/36	7,100	7,698
5% 11/15/42	1,560	1,683
Series 2013:
5% 8/15/28	5,585	6,255
5% 8/15/29	2,000	2,226
Series 2015 D1:
5% 7/1/27	425	488
5% 7/1/29	1,000	1,133
5% 7/1/31	1,200	1,345
5% 7/1/32	1,000	1,115
5% 7/1/33	850	943
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,810	1,906
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	3,225	3,234
Series 1999:
0.95%, tender 2/1/18 (a)	195	195
0.95%, tender 2/1/18 (a)	5,810	5,805
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	4,745
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	955	1,038
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	180	194
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	10,000	9,662
Series CC, 1.45%, tender 9/1/21 (a)	1,165	1,126
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,114
Portage Pub. Schools Series 2016:
5% 11/1/27	1,250	1,462
5% 11/1/29	3,170	3,659
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	1,000	1,149
5% 9/1/24	2,000	2,310
Warren Consolidated School District Series 2016:
5% 5/1/30	4,545	5,158
5% 5/1/31	4,800	5,415
5% 5/1/32	5,100	5,720

TOTAL MICHIGAN		157,464

Minnesota - 0.5%
Maple Grove Health Care Facilities Series 2015, 5% 9/1/26	2,000	2,281
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,534
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,134
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,378
5% 1/1/20	4,500	4,943
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	1,450	1,527
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17 (Escrowed to Maturity)	1,540	1,557
5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,479

TOTAL MINNESOTA		26,833

Mississippi - 0.0%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 1.44% 9/1/17 (a)	3,165	3,167
Missouri - 0.4%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38 (Pre-Refunded to 5/1/17 @ 100)	1,000	1,004
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	700	733
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	700	699
5% 2/1/30	2,465	2,762
5% 2/1/32	2,725	3,022
5% 2/1/36	2,210	2,407
5% 2/1/45	3,600	3,882
Missouri Health & Edl. Facilities Rev. Series 2016:
5% 5/15/29	1,000	1,148
5% 5/15/30	1,000	1,140
5% 5/15/31	1,000	1,132
5% 5/15/36	3,000	3,321

TOTAL MISSOURI		21,621

Montana - 0.2%
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/21	1,250	1,387
5% 2/15/22	1,300	1,464
5% 2/15/23	2,050	2,340
5% 2/15/24	2,140	2,464
5% 2/15/25	2,000	2,318
5% 2/15/26	3,195	3,719

TOTAL MONTANA		13,692

Nebraska - 0.4%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/25	1,990	2,025
6% 8/15/25 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,548
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/25 (Pre-Refunded to 1/1/18 @ 100)	1,600	1,649
Series 2014, 4% 7/1/18	4,000	4,147
Series 2016 B:
5% 1/1/31	4,000	4,611
5% 1/1/34	4,360	4,926
5% 1/1/36	5,290	5,938

TOTAL NEBRASKA		24,844

Nevada - 0.8%
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (a)	12,000	12,040
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	1,000	1,160
5% 6/1/23	2,000	2,303
5% 6/1/24	2,000	2,301
5% 6/1/25	1,050	1,207
Series 2016 A:
3% 6/1/18	1,825	1,868
5% 6/1/32	2,900	3,379
5% 6/1/33	5,000	5,795
5% 6/1/34	5,300	6,115
Series 2016 B, 3% 6/1/18	1,600	1,638
Series 2016, 3% 6/1/17	3,335	3,347
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,595
Series 2013 D1, 5% 3/1/25	2,825	3,312

TOTAL NEVADA		46,060

New Hampshire - 0.6%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007:
5% 10/1/37	1,070	1,085
5% 10/1/37 (Pre-Refunded to 10/1/17 @ 100)	3,570	3,643
Series 2012:
4% 7/1/22	1,350	1,434
5% 7/1/26	1,280	1,392
Series 2013 A, 5% 10/1/43	2,430	2,589
Series 2016:
5% 10/1/26	4,695	5,357
5% 10/1/27	5,005	5,672
5% 10/1/28	2,000	2,252
5% 10/1/30	7,280	8,093
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,579
5% 2/1/23	2,215	2,503
5% 2/1/24	1,775	2,004

TOTAL NEW HAMPSHIRE		38,603

New Jersey - 2.9%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,475	1,663
5% 7/1/32 (Build America Mutual Assurance Insured)	1,000	1,121
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000	1,115
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	2,000	2,262
5% 2/15/25	1,000	1,121
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20 (Pre-Refunded to 6/15/19 @ 100)	3,800	4,057
5.25% 6/15/21 (Pre-Refunded to 6/15/19 @ 100)	4,500	4,898
5.25% 6/15/22 (Pre-Refunded to 6/15/19 @ 100)	10,585	11,520
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 II, 5% 3/1/21	7,600	8,032
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,385	4,835
Series 2013:
5% 3/1/23	9,300	9,845
5% 3/1/24	12,800	13,405
5% 3/1/25	1,400	1,462
Series 2015 XX, 5% 6/15/26	20,000	20,845
New Jersey Edl. Facility Series 2016 A:
5% 7/1/29	1,875	2,083
5% 7/1/33	3,000	3,256
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,088
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,400	6,841
Series 2016 A:
5% 7/1/21 (d)	295	328
5% 7/1/22 (d)	795	894
5% 7/1/23 (d)	3,030	3,433
5% 7/1/24 (d)	815	928
5% 7/1/25 (d)	880	1,004
5% 7/1/26	295	336
5% 7/1/27	440	497
5% 7/1/28	1,220	1,367
5% 7/1/28 (d)	1,305	1,463
5% 7/1/28	455	522
5% 7/1/33	1,510	1,680
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,247
Series 2012 AA:
5% 6/15/23	7,500	7,993
5% 6/15/24	12,000	12,701
Series 2014 AA:
5% 6/15/25	12,500	13,282
5% 6/15/26	7,500	7,950
Series 2016 A, 5% 6/15/27	9,230	9,890

TOTAL NEW JERSEY		169,964

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (a)	11,810	11,819
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	2,994

TOTAL NEW MEXICO		14,813

New York - 4.3%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,120	1,293
5% 7/1/25	2,500	2,930
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,182
5.75% 7/1/40	1,000	1,099
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	6,000	6,605
Series 2016 B:
5% 9/1/22	2,000	2,314
5% 9/1/23	1,500	1,755
5% 9/1/24	1,350	1,592
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/51	12,750	13,658
New York City Gen. Oblig. Series 2015 C, 5% 8/1/27	3,055	3,590
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,356
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	869
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	4,616
Series 2009 S2, 6% 7/15/38	7,000	7,430
Series 2009 S3:
5.25% 1/15/34	17,500	18,682
5.25% 1/15/39	2,600	2,771
Series 2009 S4, 5.75% 1/15/39	6,400	6,906
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,474
5% 2/1/21	3,510	3,973
Series 2012 A, 5% 11/1/21	5,460	6,283
Series B:
5% 11/1/20	26,595	29,133
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	10,600	11,614
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,433
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	2,600	2,824
Series 2010 A, 5% 2/15/20 (Escrowed to Maturity)	5	6
Series 2016 A:
5% 2/15/19	5	5
5% 2/15/20 (Escrowed to Maturity)	2,985	3,299
Series 2016 B:
5% 2/15/19	995	1,068
5% 2/15/20	10	11
New York Dorm. Auth. Revs. Series 2009 A:
5% 7/1/20	5,000	5,431
5% 7/1/21	12,335	13,396
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	8,702
Series 2016, 6.5% 11/15/28	2,170	2,354
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	8,430	9,178
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,061
Series 2011 A, 5% 4/1/19	2,000	2,153
Series 2011 A1, 5% 4/1/20	2,220	2,461
Series 2011 A2, 5% 4/1/21	2,000	2,273
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	8,400	8,928
Series 2016 A, 5.25% 1/1/50 (c)	13,700	14,704
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,627
Suffolk County Gen. Oblig. Series 2015 C, 3% 5/1/17	2,340	2,343
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/21	80	80
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	3,000	3,563
5% 11/15/24	4,000	4,740

TOTAL NEW YORK		256,765

North Carolina - 0.5%
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,643
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 1.4%, tender 6/15/17 (a)(c)	3,600	3,602
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/20 (Pre-Refunded to 1/1/19 @ 100)	2,110	2,255
North Carolina Med. Care Cmnty. Health:
Series 2010, 5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	480	490
Series 2017:
5% 10/1/28 (d)	515	597
5% 10/1/29 (d)	750	864
5% 10/1/33 (d)	190	214
5% 10/1/35 (d)	1,000	1,113
5% 10/1/36 (d)	470	520
5% 10/1/18	810	826
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,608
5% 6/1/22	4,000	4,396
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A:
5% 1/1/30	490	521
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,210	1,292

TOTAL NORTH CAROLINA		26,941

Ohio - 1.6%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,299
5% 2/15/23	2,175	2,479
Series 2012:
5% 2/15/21	1,500	1,692
5% 2/15/24	2,000	2,270
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,947
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	3,780	3,803
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	1,000	1,164
5% 1/1/28 (FSA Insured)	1,525	1,758
5% 1/1/29 (FSA Insured)	2,230	2,556
5% 1/1/30 (FSA Insured)	2,000	2,282
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,421
5% 1/1/27	1,500	1,702
Columbus City School District 5% 12/1/32	1,825	2,128
Columbus Gen. Oblig. Series 2013 1, 5% 7/1/17	3,100	3,131
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,681
5% 6/15/26	2,590	2,800
5% 6/15/27	2,720	2,930
5% 6/15/28	2,855	3,060
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	2,000	2,372
5% 11/1/26	2,100	2,497
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,260	2,581
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,483
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,186
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,374
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,420
5% 10/1/22	2,000	2,176
5% 10/1/23	3,000	3,263
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,158
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,243
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	4,068
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,444
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,315	2,632

TOTAL OHIO		95,000

Oklahoma - 0.9%
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,403
5% 6/1/28	1,500	1,744
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,050	1,228
5% 10/1/26	1,500	1,733
5% 10/1/27	1,190	1,366
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,484
5% 2/15/42	7,185	7,630
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,367
5% 1/1/22 (FSA Insured)	12,455	13,596
Series 2014 A:
5% 1/1/26	1,700	1,986
5% 1/1/27	6,000	6,962
5% 1/1/28	2,000	2,307
5% 1/1/29	1,570	1,801
Series 2014 B, 5% 1/1/27	2,145	2,489

TOTAL OKLAHOMA		52,096

Oregon - 0.2%
Portland Swr. Sys. Rev. Series 2015 A, 5% 6/1/17	14,470	14,566
Pennsylvania - 4.7%
East Stroudsburg Area School District Series 2015 A:
7.5% 9/1/22	280	287
7.5% 9/1/22 (Pre-Refunded to 9/1/17 @ 100)	2,120	2,177
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	7,902
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 9/1/17 (a)	15,395	15,384
Mifflin County School District Series 2007, 7.5% 9/1/26 (Pre-Refunded to 9/1/17 @ 100)	1,390	1,428
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,943
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,287
Series 2009 A, 5% 6/1/17	2,925	2,944
Montgomery County Higher Ed. & Health Auth. Rev. Series 2016 A:
5% 10/1/28	1,425	1,563
5% 10/1/29	1,540	1,681
5% 10/1/32	4,810	5,159
5% 10/1/36	5,860	6,172
5% 10/1/40	3,595	3,772
Mount Lebanon School District Series 2015, 4% 2/15/18	1,245	1,278
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,463
5% 3/1/22	2,000	2,257
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	8,256
5% 7/1/22	1,740	1,752
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2013, 1.2%, tender 5/1/17 (a)(c)	23,400	23,400
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	2,100	2,376
Series 2012, 5% 6/1/18	5,165	5,401
Series 2013, 5% 10/15/27	10,000	11,575
Series 2015 1:
5% 3/15/29	15,000	17,106
5% 3/15/31	3,725	4,189
Series 2016, 5% 9/15/29	28,000	32,351
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,100	2,300
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A:
5% 12/1/28 (FSA Insured)	6,280	7,224
5% 12/1/33 (FSA Insured)	4,430	4,947
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33 (Pre-Refunded to 6/1/18 @ 100)	8,500	8,948
Series 2013 A, 1.51% 12/1/17 (a)	7,600	7,599
Series 2013 A2:
0% 12/1/28 (e)	1,250	1,332
0% 12/1/33 (e)	1,250	1,290
Philadelphia Gen. Oblig. Series 2015 B:
5% 8/1/27	3,000	3,465
5% 8/1/29	10,465	11,938
5% 8/1/30	11,025	12,490
5% 8/1/31	11,615	13,077
Philadelphia School District Series 2010 C:
5% 9/1/20	14,000	15,126
5% 9/1/21	6,000	6,450
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,632
5% 9/1/20 (FSA Insured)	1,000	1,116
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,915	2,015
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,585	2,733
State Pub. School Bldg. Auth. Lease Rev.:
( Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,385	1,540
(Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,194
5% 4/1/24	1,365	1,474
(The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/17	1,500	1,508

TOTAL PENNSYLVANIA		280,501

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,820	6,953
5% 9/1/36	320	318
Series 2016, 5% 5/15/39	5,140	5,413
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	9,640
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	2,010
5% 6/1/28	2,400	2,628

TOTAL RHODE ISLAND		26,962

South Carolina - 2.6%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/18	1,000	1,034
5% 3/1/22	1,000	1,156
5% 3/1/24	1,000	1,186
5% 3/1/25	1,000	1,200
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,525
5% 12/1/29	3,250	3,637
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/22	2,200	2,493
5% 2/1/24	1,000	1,158
5% 2/1/26	1,700	1,990
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,750	2,040
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,010
South Carolina Pub. Svc. Auth. Rev.:
Series 2011 B, 5% 12/1/20	2,275	2,492
Series 2012 B, 5% 12/1/19	7,200	7,775
Series 2012 C, 5% 12/1/20	7,500	8,214
Series 2013 E, 5.5% 12/1/53	6,485	6,927
Series 2014 A:
5% 12/1/49	2,700	2,792
5.5% 12/1/54	17,800	18,978
Series 2014 C:
5% 12/1/25	4,000	4,439
5% 12/1/26	4,000	4,408
5% 12/1/27	3,100	3,397
5% 12/1/46	3,500	3,633
Series 2015 C, 5% 12/1/20	42,000	45,999
Series 2016 B:
5% 12/1/35	6,370	6,807
5% 12/1/36	9,555	10,180
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38 (Pre-Refunded to 5/1/18 @ 100)	3,670	3,848

TOTAL SOUTH CAROLINA		151,318

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Sanford Health Proj.) Series 2009, 5.25% 11/1/18	1,000	1,059
Series 2014 B:
5% 11/1/24	1,235	1,453
5% 11/1/25	1,210	1,402
5% 11/1/26	200	230

TOTAL SOUTH DAKOTA		4,144

Tennessee - 0.2%
Jackson Hosp. Rev.:
5.75% 4/1/41	945	979
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	2,555	2,671
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,205	1,351
5% 9/1/24	750	853
Series 2017:
5% 4/1/24	1,000	1,135
5% 4/1/25	1,355	1,546
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (c)	5,000	5,544

TOTAL TENNESSEE		14,079

Texas - 10.0%
Allen Independent School District Series 2013, 4% 2/15/18	1,965	2,018
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (c)	2,770	3,124
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,194
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,198
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/18	1,000	1,002
6% 1/1/19	1,335	1,338
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,729
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,898
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/17	1,375	1,410
Bell County Gen. Oblig.:
5.25% 2/15/19 (FSA Insured)	935	969
5.25% 2/15/19 (Pre-Refunded to 2/15/18 @ 100)	1,155	1,198
Brazosport College District:
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	235	244
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	1,765	1,834
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,200	1,334
5% 1/1/32	1,000	1,106
5% 1/1/34	2,000	2,194
5% 1/1/40	5,500	5,987
Series 2016:
5% 1/1/31	2,375	2,652
5% 1/1/32	5,000	5,552
5% 1/1/35	3,335	3,661
5% 1/1/36	1,625	1,779
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B3, 1.05%, tender 8/15/17 (a)	3,075	3,076
Series 2015 B1, 0.9%, tender 8/15/18 (a)	13,645	13,581
Series 2014 C, 5% 2/15/44	5,800	6,503
Series 2016:
5% 2/15/22	5,000	5,769
5% 2/15/23	5,000	5,862
5% 2/15/24	25,135	29,875
5% 2/15/25	21,430	25,739
5% 2/15/27	3,580	4,313
Dallas Area Rapid Transit Sales Tax Rev.:
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,830	4,098
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	2,870	3,071
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/19	1,000	1,095
Series 2014 B:
5% 11/1/26 (c)	3,005	3,374
5% 11/1/27 (c)	1,280	1,436
5% 11/1/28 (c)	2,845	3,186
5% 11/1/30 (c)	5,435	6,051
5% 11/1/31 (c)	11,485	12,761
5% 11/1/32 (c)	14,530	16,074
5% 11/1/33 (c)	10,000	10,981
5% 11/1/34 (c)	2,365	2,581
Dallas Independent School District:
Bonds:
Series 2016 B2, 4%, tender 2/15/18 (a)	6,030	6,179
Series 2016 B6, 5%, tender 2/15/22 (a)	3,735	4,239
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,300	1,360
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,162
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	4,095	4,318
Fort Worth Independent School District Series 2016, 5% 2/15/26	3,635	4,411
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,808
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,287
5.25% 10/1/51	2,500	2,818
5.5% 4/1/53	5,900	6,342
Series 2013 C, 5.125% 10/1/43	2,500	2,649
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,030
Series 2012 C:
5% 8/15/24	1,075	1,234
5% 8/15/25	3,860	4,429
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,644
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	8,000	8,799
Series 2012 A, 5% 7/1/23 (c)	2,400	2,692
Series A, 5.5% 7/1/39	6,000	6,298
Houston Util. Sys. Rev. Series 2007:
5% 11/15/18	605	621
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,895	1,943
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	1,017
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (c)	1,400	1,594
5% 11/1/31 (c)	3,160	3,576
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/25	6,810	8,069
5% 5/15/27	3,000	3,495
5% 5/15/28	2,930	3,370
5% 5/15/29	8,500	9,702
Series 2015 D:
5% 5/15/22	850	979
5% 5/15/23	700	816
5% 5/15/24	1,220	1,436
5% 5/15/26	1,400	1,642
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,358
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.25%, tender 5/1/17 (a)(c)	4,550	4,550
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,200	2,543
5% 4/1/28	1,435	1,647
North East Texas Independent School District Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	5,395	5,308
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,123
4% 12/15/24	1,825	1,986
North Texas Tollway Auth. Rev.:
Series 2011 A:
5.5% 9/1/41	10,155	11,697
6% 9/1/41	1,000	1,178
Series 2014 A:
5% 1/1/23	1,785	2,068
5% 1/1/24	5,000	5,852
Series 2015 B:
5% 1/1/29	10,000	11,513
5% 1/1/30	5,000	5,716
Series 2016 A, 5% 1/1/39	7,000	7,812
5.75% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	13,375	13,853
6% 1/1/23	275	285
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,925	1,997
Plano Independent School District:
Series 2008 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/18 @ 100)	1,140	1,183
5% 2/15/19	5,800	6,219
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	7,340	7,462
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,283
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	3,908
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,539
5% 9/15/24	7,490	8,627
5% 9/15/25	9,295	10,701
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	6,968
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,318
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	2,180	2,384
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,171
5% 8/15/26	1,530	1,776
5% 8/15/28	1,620	1,859
5% 8/15/33	3,800	4,256
5.5% 9/1/43	5,350	5,920
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	5,665	6,083
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	2,861
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,537
Series 2016 A:
5% 2/15/25	5,750	6,806
5% 2/15/34	2,100	2,371
Texas Gen. Oblig.:
Series 2011 A:
5% 8/1/19 (c)	1,545	1,674
5% 8/1/21 (c)	1,530	1,737
Series 2011 C:
5% 8/1/20 (c)	1,625	1,808
5% 8/1/21 (c)	1,460	1,658
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	296
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	2,915	3,033
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (c)	16,000	18,252
Texas Pub. Fin. Auth. Rev. Series 2014 B, 4% 7/1/17	2,700	2,706
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,665	5,541
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	17,585	19,275
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,012
Travis County Gen. Oblig. Series 2016 A, 5% 3/1/24	2,990	3,562
Univ. of Houston Univ. Revs.:
Series 2008, 5.25% 2/15/25 (Pre-Refunded to 2/15/18 @ 100)	2,210	2,292
Series 2017 A, 5% 2/15/30	6,515	7,592
5.25% 2/15/25 (FSA Insured)	390	404
5.25% 2/15/25 (FSA Insured) (Pre-Refunded to 2/15/18 @ 100)	65	67
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,001
Univ. of Texas Board of Regents Sys. Rev. Series 2016 D:
5% 8/15/18	3,000	3,165
5% 8/15/20	2,000	2,241
5% 8/15/21	2,310	2,652
5% 8/15/22	2,500	2,920
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2015, 5% 7/1/17	3,015	3,045
Series 2016 B, 5% 7/1/29	1,790	2,123
Waller Independent School District:
5.5% 2/15/26 (Pre-Refunded to 2/15/18 @ 100)	3,220	3,347
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	4,160	4,324
5.5% 2/15/37 (Pre-Refunded to 2/15/18 @ 100)	4,820	5,010

TOTAL TEXAS		589,261

Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,073
5% 8/15/18	2,500	2,630
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/26 (c)	1,155	1,367
5% 7/1/28 (c)	4,000	4,708
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,434
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	4,235	4,453

TOTAL UTAH		21,665

Virginia - 0.4%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,129
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,476
5% 6/15/29	1,425	1,605
5% 6/15/33	1,520	1,683
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	635	622
5% 6/15/32	1,800	1,990
5% 6/15/34	2,300	2,507
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (c)	7,600	7,819
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	2,000	2,245
5% 1/1/33	2,590	2,891

TOTAL VIRGINIA		23,967

Washington - 1.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,795
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,684
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,889
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,140
5% 1/1/23	1,000	1,159
5% 1/1/24	2,330	2,700
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,250
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	12,100	12,537
Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,900	2,037
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/29 (c)	4,750	5,465
Series 2016:
5% 2/1/27	1,240	1,476
5% 2/1/29	2,500	2,936
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	885	1,015
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,337
5% 12/1/19	1,385	1,495
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,347
Series R-2017 A:
5% 8/1/27	1,785	2,152
5% 8/1/28	1,785	2,138
5% 8/1/30	1,785	2,110
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,429
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,619
Series 2015, 5% 1/1/29	1,300	1,483
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/29	565	612
5% 10/1/31	1,335	1,430
Series 2016 A, 5% 10/1/30	1,275	1,374

TOTAL WASHINGTON		71,609

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,400	1,501
Wisconsin - 0.8%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,153
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 3/1/18 (a)	3,180	3,264
Series 2014 A:
5% 11/15/24	8,765	10,335
5% 11/15/27	6,710	7,656
Series 2014:
5% 5/1/26	835	904
5% 5/1/28	1,800	1,917
5% 5/1/29	890	942
Series 2016, 4% 2/15/38	1,295	1,300
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,957
5.75% 7/1/30	2,000	2,211
Series 2013 B:
5% 7/1/25	1,000	1,129
5% 7/1/36	6,985	7,551
Series 2012:
5% 6/1/27	1,800	1,973
5% 6/1/32	1,025	1,096
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,650	1,930
5% 6/1/39	2,415	2,541

TOTAL WISCONSIN		47,859

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,928
TOTAL MUNICIPAL BONDS
(Cost $5,276,587)		5,374,322

Municipal Notes - 5.7%
Connecticut - 0.2%
New Haven Gen. Oblig. TAN Series 2016, 2.5% 5/18/17	4,100	$4,106
Stratford Gen. Oblig. BAN Series 2017, 2.5% 1/3/18	7,800	7,868

TOTAL CONNECTICUT		11,974

Illinois - 0.2%
Chicago Board of Ed. Participating VRDN Series 17, 1.21% 5/12/17 (Liquidity Facility Barclays Bank PLC) (a)(f)	10,700	10,700
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	14,260	14,374
New Jersey - 0.8%
Belmar Gen. Oblig. BAN Series 2017, 3% 2/9/18	20,295	20,575
Hackensack City Tax Appeal Nts BAN Series 2016, 2% 11/6/17	13,519	13,572
New Brunswick Gen. Oblig. BAN Series 2016, 3% 6/6/17	11,700	11,732

TOTAL NEW JERSEY		45,879

New York - 2.9%
Albany Gen. Oblig. BAN Series 2016, 2% 6/30/17	22,400	22,439
Binghamton Gen. Oblig. BAN Series 2016, 2.5% 11/17/17	6,800	6,852
Cambridge Cent School District BAN Series 2017, 2% 6/30/17	5,700	5,711
Rockland County Gen. Oblig. TAN Series 2017, 2.5% 3/22/18	4,600	4,646
Sachem Central School District of Holbrook TAN Series 2016, 1.5% 6/29/17	16,100	16,116
Suffolk County Gen. Oblig. TAN Series 2017, 2% 7/26/17	108,225	108,520
Syracuse Gen. Oblig. RAN Series 2016 B, 2% 6/30/17	10,600	10,625

TOTAL NEW YORK		174,909

Ohio - 0.2%
Belmont County BAN Series 2016, 1.375% 8/31/17	3,600	3,600
St Bernard-Elmwood Pl School District BAN Series 2016, 2.75% 5/3/17	6,900	6,905

TOTAL OHIO		10,505

Utah - 0.2%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.18% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)	11,500	11,500
Series 17 ZF 0540, 1.11% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,300	1,300

TOTAL UTAH		12,800

Virginia - 1.0%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 13 0014, 0.95%, tender 4/20/17 (Liquidity Facility Citibank NA) (a)(f)(g)	56,950	56,948
TOTAL MUNICIPAL NOTES
(Cost $338,184)		338,089
	Shares	Value (000s)

Money Market Funds - 2.7%
Fidelity Municipal Cash Central Fund, 0.90% (h)(i)
(Cost $159,699)	159,698,700	159,699
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $5,774,470)		5,872,110
NET OTHER ASSETS (LIABILITIES) - 0.7%		40,381
NET ASSETS - 100%		$5,912,491

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,375,000 or 0.6% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,948,000 or 1.0% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 13 0014, 0.95%, tender 4/20/17 (Liquidity Facility Citibank NA)	9/8/16 - 12/22/16	$56,950

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$308
Total	$308

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$5,712,411	$--	$5,712,411	$--
Money Market Funds	159,699	159,699	--	--
Total Investments in Securities:	$5,872,110	$159,699	$5,712,411	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $5,774,102,000. Net unrealized appreciation aggregated $98,008,000, of which $160,305,000 related to appreciated investment securities and $62,297,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Bond Fund

March 31, 2017

IBZ-QTLY-0517
1.939056.104

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.0%
		Principal Amount(a)	Value
Argentina - 0.5%
YPF SA 8.875% 12/19/18 (Reg. S)		$250,000	$272,000
Bailiwick of Guernsey - 0.6%
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21		300,000	303,942
Bailiwick of Jersey - 0.9%
Heathrow Funding Ltd. 6% 3/20/20	GBP	350,000	497,170
Cyprus - 1.5%
Aroundtown Property Holdings PLC 1.5% 7/15/24 (Reg. S)	EUR	800,000	820,036
Denmark - 1.0%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	485,000	549,994
Germany - 6.6%
alstria office REIT-AG:
2.125% 4/12/23 Reg. S	EUR	1,000,000	1,122,510
2.25% 3/24/21 (Reg. S)	EUR	1,000,000	1,126,098
Deutsche Bank AG 5% 6/24/20	EUR	850,000	998,012
Volkswagen Leasing GmbH 2.375% 9/6/22 Reg. S	EUR	300,000	343,860

TOTAL GERMANY			3,590,480

Ireland - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		200,000	209,651
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (b)	EUR	625,000	698,621
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (b)		270,000	287,550
Bank of Ireland 4.25% 6/11/24 (Reg. S) (b)	EUR	250,000	279,102

TOTAL IRELAND			1,474,924

Italy - 1.8%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (b)	EUR	275,000	311,308
Credit Agricole Cariparma SpA 1.125% 3/21/25 (Reg. S)	EUR	200,000	214,418
Telecom Italia SpA 3.625% 5/25/26 (Reg. S)	EUR	400,000	444,147

TOTAL ITALY			969,873

Luxembourg - 1.6%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	250,000	256,598
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	200,000	208,145
Wind Acquisition Finance SA 7% 4/23/21 (Reg S.)	EUR	350,000	387,195

TOTAL LUXEMBOURG			851,938

Mexico - 2.5%
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	100,000	111,961
4.75% 1/11/22 (Reg. S)	EUR	100,000	110,947
Petroleos Mexicanos:
3.75% 3/15/19 (Reg. S)	EUR	800,000	894,832
3.75% 2/21/24 (Reg. S)	EUR	200,000	217,115

TOTAL MEXICO			1,334,855

Netherlands - 4.0%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (b)		600,000	603,146
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (b)		400,000	410,992
Deutsche Annington Finance BV 5% 10/2/23 (c)		50,000	52,909
Mylan N.V. 2.25% 11/22/24 (Reg. S)	EUR	100,000	109,524
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	450,000	566,455
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	100,000	114,536
Volkswagen International Finance NV 1.125% 10/2/23 (Reg. S)	EUR	300,000	320,749

TOTAL NETHERLANDS			2,178,311

Portugal - 0.1%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (d)	EUR	100,000	30,937
Turkey - 0.6%
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		300,000	308,094
United Kingdom - 7.5%
Anglo American Capital PLC 2.5% 9/18/18	EUR	550,000	604,636
Barclays PLC 3.125% 1/17/24 (Reg. S)	GBP	350,000	450,423
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	370,000	535,766
Jaguar Land Rover PLC 2.75% 1/24/21 (Reg. S)	GBP	200,000	252,259
Royal Bank of Scotland Group PLC:
2% 3/8/23 (Reg. S) (b)	EUR	440,000	472,629
3.625% 3/25/24 (Reg. S) (b)	EUR	400,000	435,980
TalkTalk Telecom Group PLC 5.375% 1/15/22 (Reg. S)	GBP	200,000	255,592
Tesco PLC 6.125% 2/24/22	GBP	200,000	288,541
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	300,000	382,048
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	300,000	407,520

TOTAL UNITED KINGDOM			4,085,394

United States of America - 2.1%
Anadarko Petroleum Corp. 4.85% 3/15/21		16,000	17,115
CEMEX Finance LLC 4.625% 6/15/24	EUR	100,000	112,812
Citigroup, Inc. 5.125% 12/12/18	GBP	115,000	153,473
DCP Midstream LLC 4.75% 9/30/21 (c)		100,000	101,700
Goldman Sachs Group, Inc.:
1.25% 5/1/25 (Reg. S)	EUR	400,000	421,946
4.75% 10/12/21	EUR	50,000	62,609
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	200,000	289,719

TOTAL UNITED STATES OF AMERICA			1,159,374

TOTAL NONCONVERTIBLE BONDS
(Cost $18,721,088)			18,427,322

Foreign Government and Government Agency Obligations - 48.6%
Australia - 3.3%
Australian Commonwealth:
2.75% 4/21/24	AUD	995,000	772,813
2.75% 6/21/35 (Reg. S)	AUD	113,000	80,530
3.75% 4/21/37 (Reg. S)	AUD	5,000	4,062
4.25% 4/21/26	AUD	48,000	41,366
5.25% 3/15/19	AUD	419,000	341,385
5.5% 1/21/18	AUD	90,000	70,926
5.5% 4/21/23	AUD	135,000	121,366
5.75% 5/15/21	AUD	327,000	285,721
5.75% 7/15/22	AUD	100,000	89,648

TOTAL AUSTRALIA			1,807,817

Belgium - 0.4%
Belgian Kingdom:
3% 6/22/34(c)	EUR	16,000	21,509
4% 3/28/32	EUR	133,000	196,466

TOTAL BELGIUM			217,975

Canada - 1.2%
Canadian Government:
4% 6/1/41 (e)	CAD	214,000	210,067
5% 6/1/37 (e)(f)	CAD	209,000	226,230
Ontario Province 4.65% 6/2/41	CAD	200,000	186,943

TOTAL CANADA			623,240

Chile - 0.1%
Chilean Republic:
6% 3/1/18	CLP	25,000,000	38,900
6% 3/1/23	CLP	10,000,000	17,010

TOTAL CHILE			55,910

Czech Republic - 0.6%
Czech Republic:
2.5% 8/25/28	CZK	4,000,000	180,814
4.2% 12/4/36	CZK	290,000	16,916
5.7% 5/25/24	CZK	2,380,000	128,246

TOTAL CZECH REPUBLIC			325,976

Denmark - 1.0%
Danish Kingdom:
1.5% 11/15/23	DKK	2,621,000	411,905
1.75% 11/15/25	DKK	544,000	87,544
4.5% 11/15/39	DKK	80,000	19,342

TOTAL DENMARK			518,791

France - 0.7%
French Government OAT 3.25% 5/25/45	EUR	267,000	362,844
Germany - 1.3%
German Federal Republic:
0.25% 2/15/27	EUR	90,000	95,317
2.5% 8/15/46	EUR	30,000	43,097
4% 1/4/37	EUR	325,000	545,971

TOTAL GERMANY			684,385

Indonesia - 0.5%
Indonesian Republic:
2.625% 6/14/23	EUR	150,000	167,621
2.875% 7/8/21(Reg. S)	EUR	100,000	113,921

TOTAL INDONESIA			281,542

Ireland - 2.6%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	70,000	73,451
2.4% 5/15/30 (Reg. S)	EUR	552,000	656,962
5.4% 3/13/25	EUR	454,000	657,706

TOTAL IRELAND			1,388,119

Israel - 1.2%
Israeli State:
3.75% 3/31/24	ILS	638,000	201,271
4.25% 3/31/23	ILS	93,000	29,977
5% 1/31/20	ILS	96,000	29,823
5.5% 1/31/22	ILS	371,000	123,893
5.5% 1/31/42	ILS	121,000	45,912
6% 2/28/19	ILS	799,000	244,448

TOTAL ISRAEL			675,324

Italy - 3.4%
Buoni del Tesoro Poliennali:
1.5% 6/1/25	EUR	50,000	51,726
2.15% 12/15/21	EUR	539,000	608,462
4.75% 9/1/28 (c)	EUR	12,000	15,722
Italian Republic:
4% 2/1/37	EUR	38,000	46,891
4.5% 3/1/26	EUR	433,000	550,944
5% 8/1/34	EUR	315,000	434,324
5% 9/1/40	EUR	110,000	151,537

TOTAL ITALY			1,859,606

Japan - 6.4%
Japan Government:
0.4% 3/20/36	JPY	85,800,000	744,509
1% 12/20/35	JPY	113,400,000	1,095,334
1.2% 12/20/34	JPY	37,850,000	379,598
1.2% 3/20/35	JPY	2,600,000	26,046
1.2% 9/20/35	JPY	1,650,000	16,476
1.3% 6/20/35	JPY	45,550,000	462,734
1.4% 9/20/34	JPY	70,150,000	724,972

TOTAL JAPAN			3,449,669

Korea (South) - 6.2%
Korean Republic:
2% 3/10/20	KRW	262,200,000	236,677
2.25% 6/10/25	KRW	735,700,000	664,150
2.75% 3/10/18	KRW	1,298,480,000	1,175,863
3% 3/10/23	KRW	463,700,000	439,050
3% 9/10/24	KRW	191,830,000	182,302
3% 12/10/42	KRW	174,420,000	175,357
3.125% 3/10/19	KRW	231,870,000	213,496
3.5% 3/10/24	KRW	184,530,000	180,507
5.25% 3/10/27	KRW	67,660,000	77,060

TOTAL KOREA (SOUTH)			3,344,462

Malaysia - 0.8%
Malaysian Government:
3.48% 3/15/23	MYR	1,114,000	244,867
3.889% 7/31/20	MYR	745,000	169,093
3.892% 3/15/27	MYR	44,000	9,507
4.935% 9/30/43	MYR	52,000	11,852

TOTAL MALAYSIA			435,319

Mexico - 3.7%
United Mexican States:
3.625% 4/9/29	EUR	100,000	115,956
4.75% 6/14/18	MXN	14,664,000	766,838
5% 12/11/19	MXN	60,000	3,069
6.5% 6/10/21	MXN	2,130,000	112,341
7.5% 6/3/27	MXN	3,670,000	201,491
8.5% 5/31/29	MXN	9,139,000	539,200
8.5% 11/18/38	MXN	1,060,000	63,022
10% 11/20/36	MXN	2,980,000	201,164

TOTAL MEXICO			2,003,081

New Zealand - 0.4%
New Zealand Government:
4.5% 4/15/27	NZD	36,000	28,009
5.5% 4/15/23	NZD	95,000	76,507
6% 12/15/17	NZD	190,000	137,050

TOTAL NEW ZEALAND			241,566

Norway - 0.3%
Kingdom of Norway:
4.25% 5/19/17	NOK	152,000	17,781
4.5% 5/22/19	NOK	737,000	92,875
Norway Government Bond:
1.75% 3/13/25	NOK	109,000	13,027
3% 3/14/24	NOK	367,000	47,558

TOTAL NORWAY			171,241

Poland - 2.0%
Polish Government:
1.5% 4/25/20	PLN	1,036,000	254,709
1.75% 7/25/21	PLN	603,000	146,017
3.25% 7/25/25	PLN	691,000	173,791
4% 10/25/23	PLN	806,000	214,259
5.5% 10/25/19	PLN	821,000	223,943
5.75% 10/25/21	PLN	80,000	22,749
5.75% 9/23/22	PLN	116,000	33,340
5.75% 4/25/29	PLN	122,000	37,375

TOTAL POLAND			1,106,183

Russia - 1.3%
Russian Federation:
6.7% 5/15/19	RUB	1,776,000	30,603
6.8% 12/11/19	RUB	4,030,000	69,382
7% 8/16/23	RUB	7,638,000	129,811
7.05% 1/19/28	RUB	3,375,000	56,327
7.5% 2/27/19	RUB	10,768,000	189,227
7.6% 7/20/22	RUB	6,600,000	116,373
8.5% 9/17/31	RUB	5,720,000	106,122

TOTAL RUSSIA			697,845

Singapore - 0.6%
Republic of Singapore:
2.25% 6/1/21	SGD	35,000	25,611
3.25% 9/1/20	SGD	362,000	273,793
3.375% 9/1/33	SGD	62,000	50,018

TOTAL SINGAPORE			349,422

South Africa - 1.9%
South African Republic:
6.75% 3/31/21	ZAR	1,400,000	100,334
7.25% 1/15/20	ZAR	520,000	38,255
8% 12/21/18	ZAR	1,905,000	142,773
8% 1/31/30	ZAR	1,718,000	116,185
8.5% 1/31/37	ZAR	3,910,000	261,040
8.75% 1/31/44	ZAR	3,032,000	204,609
10.5% 12/21/26	ZAR	2,291,000	188,813

TOTAL SOUTH AFRICA			1,052,009

Spain - 2.2%
Spanish Kingdom:
1.95% 7/30/30 (Reg. S) (c)	EUR	80,000	84,529
2.15% 10/31/25 (Reg. S) (c)	EUR	105,000	118,568
4.4% 10/31/23 (c)	EUR	576,000	751,746
5.15% 10/31/44	EUR	133,000	204,172
5.75% 7/30/32	EUR	14,000	21,933

TOTAL SPAIN			1,180,948

Sweden - 0.4%
Sweden Kingdom:
2.25% 6/1/32	SEK	285,000	36,342
2.5% 5/12/25	SEK	1,280,000	166,814
3.5% 3/30/39	SEK	60,000	9,120

TOTAL SWEDEN			212,276

Switzerland - 1.0%
Switzerland Confederation 3.5% 4/8/33	CHF	360,000	549,318
Thailand - 1.1%
Kingdom of Thailand:
3.45% 3/8/19	THB	5,480,000	164,986
3.625% 6/16/23	THB	11,048,000	345,852
4.675% 6/29/44	THB	670,000	23,658
4.875% 6/22/29	THB	1,912,000	66,701

TOTAL THAILAND			601,197

United Kingdom - 4.0%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,023,000	1,684,220
4.25% 6/7/32	GBP	294,000	506,613

TOTAL UNITED KINGDOM			2,190,833

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $28,303,429)			26,386,898

Preferred Securities - 7.4%
Denmark - 0.7%
Danske Bank A/S 6.125% (Reg. S) (b)(g)		350,000	350,100
France - 1.8%
Credit Agricole Assurances SA 4.25% (Reg. S) (b)(g)	EUR	300,000	326,747
Credit Agricole SA 6.625% (Reg. S) (b)(g)		655,000	647,874

TOTAL FRANCE			974,621

Netherlands - 1.3%
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)	EUR	320,000	384,738
Volkswagen International Finance NV 2.5%(Reg. S) (b)(g)	EUR	300,000	316,783

TOTAL NETHERLANDS			701,521

United Kingdom - 3.6%
Aviva PLC 6.125% (b)(g)	GBP	350,000	491,046
Barclays Bank PLC:
6% (b)(g)	GBP	100,000	123,760
7.625% 11/21/22		875,000	981,132
Barclays PLC 7.25% (Reg. S) (b)(g)	GBP	300,000	380,533

TOTAL UNITED KINGDOM			1,976,471

TOTAL PREFERRED SECURITIES
(Cost $3,913,723)			4,002,713
		Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.84% (h)
(Cost $2,928,475)		2,927,889	2,928,475

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on a credit default swap with BNP Paribas to buy protection on the 5-Year iTraxx Europe Crossover Series 26 Index expiring December 2021 exercise rate 3.250%	4/19/17	EUR 6,200,000	$1,151
TOTAL PURCHASED SWAPTIONS
(Cost $55,034)			1,151
TOTAL INVESTMENT PORTFOLIO - 95.4%
(Cost $53,921,749)			51,746,559
NET OTHER ASSETS (LIABILITIES) - 4.6%			2,521,637
NET ASSETS - 100%			$54,268,196

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contra
2 ASX 10 Year Treasury Bond Index Contracts (Australia)	June 2017	196,268	$4,237
18 Eurex Euro-Bobl Contracts (Germany)	June 2017	2,530,876	990
21 Eurex Euro-Bund Contracts (Germany)	June 2017	3,616,260	11,384
4 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	June 2017	719,279	3,730
4 ICE Long Gilt Contracts (United Kingdom)	June 2017	639,380	7,032
1 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	June 2017	1,349,861	581
TOTAL BOND INDEX CONTRACTS			27,954
Treasury Contracts
13 TME 10 Year Canadian Note Contracts (Canada)	June 2017	1,342,377	8,195

TOTAL PURCHASED			36,149

Sold
Bond Index Contracts
13 Eurex Euro-Oat Contracts (Germany)	June 2017	2,039,210	(4,043)
11 ICE Medium Gilt Contracts (United Kingdom)	June 2017	1,588,777	(4,624)
TOTAL BOND INDEX CONTRACTS			(8,667)
Treasury Contracts
16 CBOT 10-Year U.S. Treasury Note Contracts (United States)	June 2017	1,993,000	(8,440)
3 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	649,359	(756)
2 CBOT 5-Year U.S. Treasury Note Contracts (United States)	June 2017	235,453	(957)
TOTAL TREASURY CONTRACTS			(10,153)

TOTAL SOLD			(18,820)

TOTAL FUTURES CONTRACTS			$17,329

The face value of futures purchased as a percentage of Net Assets is 19.2%

The face value of futures sold as a percentage of Net Assets is 12%

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
4/3/17	EUR	JPMorgan Chase Bank, N.A.	Sell	193,000	$206,960	$1,067
4/3/17	SEK	BNP Paribas	Sell	17,800,000	1,967,984	(18,479)
4/4/17	CAD	Credit Suisse Intl.	Sell	15,000	11,260	(20)
4/4/17	CZK	Citibank, N.A.	Buy	92,495,000	3,653,763	(2,156)
4/4/17	GBP	Credit Suisse Intl.	Buy	32,000	40,096	(3)
4/4/17	JPY	Credit Suisse Intl.	Buy	18,700,000	167,743	226
4/4/17	SEK	Credit Suisse Intl.	Buy	17,153	1,919	(5)
5/4/17	CZK	Citibank, N.A.	Sell	92,495,000	3,671,165	(736)
5/16/17	AUD	Credit Suisse Intl.	Buy	37,000	28,240	6
5/16/17	AUD	Credit Suisse Intl.	Buy	306,000	232,954	652
5/16/17	CAD	BNP Paribas	Buy	15,000	11,450	(164)
5/16/17	CAD	BNP Paribas	Buy	38,000	28,372	219
5/16/17	CAD	Barclays Bank PLC	Sell	55,000	42,126	743
5/16/17	CAD	Citibank, N.A.	Buy	2,618,000	1,995,777	(25,968)
5/16/17	CAD	Credit Suisse Intl.	Buy	52,000	39,057	68
5/16/17	CAD	Goldman Sachs Bank USA	Buy	41,000	30,748	101
5/16/17	CAD	Goldman Sachs Bank USA	Buy	43,000	32,159	195
5/16/17	CAD	JPMorgan Chase Bank, N.A.	Sell	33,000	24,529	(300)
5/16/17	CHF	Credit Suisse Intl.	Sell	27,000	27,085	62
5/16/17	CHF	Credit Suisse Intl.	Sell	424,000	426,146	1,793
5/16/17	CZK	Credit Suisse Intl.	Buy	3,005,000	119,607	(161)
5/16/17	DKK	Credit Suisse Intl.	Sell	576,000	83,073	302
5/16/17	EUR	BNP Paribas	Buy	25,000	26,520	202
5/16/17	EUR	BNP Paribas	Buy	36,000	38,737	(258)
5/16/17	EUR	BNP Paribas	Buy	75,000	80,010	155
5/16/17	EUR	BNP Paribas	Sell	18,000	19,183	(57)
5/16/17	EUR	BNP Paribas	Sell	51,000	54,775	263
5/16/17	EUR	BNP Paribas	Sell	55,000	59,538	750
5/16/17	EUR	Bank Of America NA	Buy	35,000	36,923	488
5/16/17	EUR	Bank Of America NA	Buy	40,000	42,860	(105)
5/16/17	EUR	Bank Of America NA	Buy	1,415,000	1,515,295	(2,843)
5/16/17	EUR	Citibank, N.A.	Buy	43,000	46,829	(867)
5/16/17	EUR	Citibank, N.A.	Buy	53,000	56,280	370
5/16/17	EUR	Citibank, N.A.	Buy	625,000	666,636	1,408
5/16/17	EUR	Citibank, N.A.	Sell	10,000	10,644	(45)
5/16/17	EUR	Citibank, N.A.	Sell	34,000	36,040	(302)
5/16/17	EUR	Citibank, N.A.	Sell	74,000	78,517	(579)
5/16/17	EUR	Citibank, N.A.	Sell	75,000	81,101	936
5/16/17	EUR	Credit Suisse Intl.	Buy	104,000	110,306	857
5/16/17	EUR	Credit Suisse Intl.	Buy	122,000	130,731	(329)
5/16/17	EUR	Credit Suisse Intl.	Buy	248,000	264,504	576
5/16/17	EUR	Goldman Sachs Bank USA	Buy	27,000	28,574	286
5/16/17	EUR	Goldman Sachs Bank USA	Buy	30,000	31,788	278
5/16/17	EUR	Goldman Sachs Bank USA	Buy	501,000	530,518	4,986
5/16/17	EUR	Goldman Sachs Bank USA	Buy	557,000	590,461	4,900
5/16/17	EUR	Goldman Sachs Bank USA	Sell	48,000	52,041	735
5/16/17	EUR	Goldman Sachs Bank USA	Sell	277,000	301,411	5,334
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	26,000	27,615	176
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	34,000	36,061	281
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	39,000	41,663	23
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	53,000	56,082	568
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	175,000	188,024	(972)
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	325,000	345,209	2,174
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	846,000	916,308	(12,043)
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Sell	17,000	18,335	164
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Sell	45,000	48,597	498
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Sell	163,000	175,619	1,393
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Sell	442,000	469,440	(3,001)
5/16/17	EUR	State Street Bank and Trust Company	Buy	160,000	173,448	(2,429)
5/16/17	EUR	State Street Bank and Trust Company	Sell	472,000	502,443	(2,064)
5/16/17	GBP	Bank Of America NA	Sell	930,000	1,168,675	2,327
5/16/17	GBP	Barclays Bank PLC	Sell	72,000	90,489	191
5/16/17	GBP	Citibank, N.A.	Sell	25,000	30,473	(881)
5/16/17	GBP	Credit Suisse Intl.	Sell	22,000	27,592	1
5/16/17	GBP	Credit Suisse Intl.	Sell	42,000	52,347	(327)
5/16/17	GBP	Credit Suisse Intl.	Sell	78,000	97,441	(382)
5/16/17	GBP	Goldman Sachs Bank USA	Buy	32,000	39,133	1,000
5/16/17	GBP	Goldman Sachs Bank USA	Sell	286,000	350,287	(8,396)
5/16/17	GBP	State Street Bank and Trust Company	Buy	38,000	47,503	154
5/16/17	HKD	Credit Suisse Intl.	Buy	294,000	37,941	(73)
5/16/17	HUF	Credit Suisse Intl.	Buy	113,768,000	394,754	(920)
5/16/17	ILS	Credit Suisse Intl.	Sell	271,000	72,570	(2,340)
5/16/17	JPY	BNP Paribas	Buy	5,300,000	46,665	1,019
5/16/17	JPY	BNP Paribas	Buy	8,000,000	71,809	167
5/16/17	JPY	Barclays Bank PLC	Sell	18,750,000	167,806	(888)
5/16/17	JPY	Citibank, N.A.	Buy	3,100,000	27,515	375
5/16/17	JPY	Credit Suisse Intl.	Sell	650,000	5,830	(18)
5/16/17	JPY	Credit Suisse Intl.	Sell	10,950,000	98,368	(149)
5/16/17	JPY	Goldman Sachs Bank USA	Buy	650,000	5,877	(29)
5/16/17	JPY	Goldman Sachs Bank USA	Buy	482,900,000	4,289,021	55,634
5/16/17	JPY	JPMorgan Chase Bank, N.A.	Buy	650,000	5,765	83
5/16/17	JPY	JPMorgan Chase Bank, N.A.	Buy	3,250,000	28,557	684
5/16/17	JPY	JPMorgan Chase Bank, N.A.	Sell	550,000	4,889	(59)
5/16/17	JPY	JPMorgan Chase Bank, N.A.	Sell	3,500,000	30,443	(1,046)
5/16/17	KRW	BNP Paribas	Sell	853,700,000	744,776	(19,701)
5/16/17	KRW	Barclays Bank PLC	Sell	65,700,000	58,171	(663)
5/16/17	KRW	Credit Suisse Intl.	Buy	37,800,000	33,810	39
5/16/17	KRW	Credit Suisse Intl.	Sell	47,000,000	41,648	(440)
5/16/17	KRW	Goldman Sachs Bank USA	Buy	44,100,000	38,472	1,019
5/16/17	KRW	JPMorgan Chase Bank, N.A.	Buy	31,500,000	27,891	317
5/16/17	MXN	Barclays Bank PLC	Sell	1,065,000	53,377	(3,132)
5/16/17	MXN	Citibank, N.A.	Buy	13,069,000	631,904	61,545
5/16/17	MXN	Credit Suisse Intl.	Sell	1,058,000	55,868	(270)
5/16/17	MXN	Credit Suisse Intl.	Sell	1,790,000	88,593	(6,385)
5/16/17	MXN	Goldman Sachs Bank USA	Sell	1,031,000	53,819	(887)
5/16/17	MXN	Goldman Sachs Bank USA	Sell	1,057,000	52,283	(3,802)
5/16/17	MXN	Goldman Sachs Bank USA	Sell	1,077,000	54,770	(2,376)
5/16/17	MYR	BNP Paribas	Buy	677,000	151,607	1,120
5/16/17	MYR	Credit Suisse Intl.	Sell	143,000	32,052	(208)
5/16/17	NOK	Citibank, N.A.	Sell	93,000	11,175	339
5/16/17	NZD	Credit Suisse Intl.	Sell	356,000	255,319	6,038
5/16/17	NZD	Goldman Sachs Bank USA	Buy	71,000	49,695	21
5/16/17	PLN	Citibank, N.A.	Buy	869,000	214,658	4,377
5/16/17	RUB	Citibank, N.A.	Sell	9,585,000	159,363	(9,236)
5/16/17	RUB	Credit Suisse Intl.	Sell	2,419,000	42,409	(141)
5/16/17	SEK	BNP Paribas	Buy	270,000	30,710	(518)
5/16/17	SEK	Citibank, N.A.	Buy	12,377,000	1,398,456	(14,433)
5/16/17	SEK	Goldman Sachs Bank USA	Buy	454,000	CHF 50,633	92
5/16/17	SGD	JPMorgan Chase Bank, N.A.	Buy	21,000	14,896	122
5/16/17	THB	JPMorgan Chase Bank, N.A.	Sell	1,582,000	45,170	(851)
5/16/17	ZAR	Citibank, N.A.	Sell	200,000	14,662	(136)
5/16/17	ZAR	Credit Suisse Intl.	Sell	496,000	36,645	(53)
TOTAL FOREIGN CURRENCY CONTRACTS						$17,273

*Contract amount in U.S. Dollars unless otherwise noted

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty(2)	Fixed Payment Received/(Paid)	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1)%	EUR 1,700,000	$(12,528)	$0	$(12,528)
Accor SA		Dec. 2021	Barclays Bank PLC	(1%)	EUR 500,000	(3,319)	2,684	(635)
Assicurazioni Generali Spa		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	EUR 550,000	33,771	(44,546)	(10,775)
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 600,000	(14,608)	(1,719)	(16,327)
Gas Natural Capital Markets SA		Jun. 2021	BNP Paribas	(1%)	EUR 300,000	(4,569)	279	(4,290)
Gas Natural Capital Markets SA		Dec. 2021	Credit Suisse International	(1%)	EUR 500,000	(5,913)	1,221	(4,692)
Santander Central Hispano Issuances Ltd		Dec. 2021	Citibank, N.A.	(1%)	EUR 250,000	15,613	(19,938)	(4,325)
Standard Chartered PLC		Jun. 2021	Credit Suisse International	(1%)	EUR 1,850,000	24,238	(157,932)	(133,694)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 650,000	8,516	(57,191)	(48,675)
Unilever NV		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	EUR 500,000	(17,349)	16,829	(520)
TOTAL BUY PROTECTION						23,852	(260,313)	(236,461)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	EUR 1,700,000	$17,513	$0	$17,513
BNP Paribas	Baa2	Dec. 2021	Golman Sachs Bank USA	1%	EUR 400,000	(18,793)	22,840	4,047
BNP Paribas	Baa2	Dec. 2021	JPMorgan Chase Bank, N.A.	1%	EUR 200,000	(9,396)	8,813	(583)
BNP Paribas	Baa2	Dec. 2021	JPMorgan Chase Bank, N.A.	1%	EUR 200,000	(9,396)	8,861	(535)
BNP Paribas	Baa2	Jun. 2022	Goldman Sachs Bank USA	1%	EUR 475,000	(27,084)	24,683	(2,401)
Energias De Portugal SA	BB+	Jun. 2022	BNP Paribas	5%	EUR 400,000	73,684	(73,497)	187
Intesa Sanpaolo Spa	Ba1	Dec. 2021	JPMorgan Chase Bank, N.A.	1%	EUR 550,000	(48,696)	58,955	10,259
Unicredit Spa	NR	Dec. 2021	Citibank, N.A.	1%	EUR 250,000	(26,219)	32,060	5,841
TOTAL SELL PROTECTION						(48,387)	82,715	34,328

TOTAL CREDIT DEFAULT SWAPS						$(24,535)	$(177,598)	$(202,133)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CZK – Czech koruna

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

HUF – Hungarian Forint

ILS – Israeli shekel

JPY – Japanese yen

KRW – Korean won

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PLN – Polish zloty (new)

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,146,683 or 2.1% of net assets.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $169,210.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $72,523.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,446
Total	$3,446

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$18,427,322	$--	$18,427,322	$--
Foreign Government and Government Agency Obligations	26,386,898	--	26,386,898	--
Preferred Securities	4,002,713	--	4,002,713	--
Money Market Funds	2,928,475	2,928,475	--	--
Purchased Swaptions	1,151	--	1,151	--
Total Investments in Securities:	$51,746,559	$2,928,475	$48,818,084	$--
Derivative Instruments:
Assets
Foreign Currency Contracts	$169,899	$--	$169,899	$--
Futures Contracts	36,149	36,149	--	--
Swaps	173,335	--	173,335	--
Total Assets	$379,383	$36,149	$343,234	$--
Liabilities
Foreign Currency Contracts	$(152,626)	$--	$(152,626)	$--
Futures Contracts	(18,820)	(18,820)	--	--
Swaps	(197,870)	--	(197,870)	--
Total Liabilities	$(369,316)	$(18,820)	$(350,496)	$--
Total Derivative Instruments:	$10,067	$17,329	$(7,262)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies. Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events. Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $54,077,323. Net unrealized depreciation aggregated $2,330,764, of which $914,131 related to appreciated investment securities and $3,244,895 related to depreciated investment securities.

Risks of Investing in European Countries

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Multi-Asset Income Fund

March 31, 2017

AMAI-QTLY-0517
1.9865901.101

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 22.3%
	Principal Amount	Value
Convertible Bonds - 4.5%
CONSUMER DISCRETIONARY - 1.9%
Media - 1.9%
DISH Network Corp.:
2.375% 3/15/24 (a)	$370,000	$378,556
3.375% 8/15/26 (a)	475,000	573,859
		952,415
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	560,000	507,850
INFORMATION TECHNOLOGY - 1.6%
Internet Software & Services - 1.6%
Twitter, Inc. 1% 9/15/21	832,000	758,160

TOTAL CONVERTIBLE BONDS		2,218,425

Nonconvertible Bonds - 17.8%
CONSUMER DISCRETIONARY - 1.6%
Distributors - 0.5%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	250,000	254,375
Media - 1.1%
21st Century Fox America, Inc. 7.75% 12/1/45	10,000	13,824
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (a)(b)	495,000	497,475
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	5,000	5,280
Time Warner Cable, Inc. 6.55% 5/1/37	5,000	5,732
		522,311
TOTAL CONSUMER DISCRETIONARY		776,686
CONSUMER STAPLES - 3.8%
Beverages - 0.0%
Constellation Brands, Inc. 4.25% 5/1/23	30,000	31,615
Food & Staples Retailing - 2.6%
Albertsons, Inc.:
7.45% 8/1/29	600,000	568,500
8% 5/1/31	385,000	371,525
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	430,000	352,600
		1,292,625
Tobacco - 1.2%
Vector Group Ltd. 6.125% 2/1/25 (a)	565,000	577,006
TOTAL CONSUMER STAPLES		1,901,246
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Petroleos Mexicanos:
3.5% 7/23/20	10,000	10,088
5.625% 1/23/46	810,000	724,221
6.75% 9/21/47	14,000	14,202
The Williams Companies, Inc. 5.75% 6/24/44	20,000	20,100
		768,611
FINANCIALS - 2.9%
Banks - 0.9%
Royal Bank of Scotland Group PLC 6% 12/19/23	30,000	31,706
SunTrust Capital III 1.7812% 3/15/28 (c)	492,000	429,270
		460,976
Capital Markets - 0.2%
Goldman Sachs Group, Inc. 5.15% 5/22/45	30,000	31,460
Lazard Group LLC 4.25% 11/14/20	10,000	10,516
Morgan Stanley 5% 11/24/25	30,000	32,210
		74,186
Diversified Financial Services - 1.1%
ILFC E-Capital Trust I 4.66% 12/21/65 (a)(c)	575,000	543,375
Thrifts & Mortgage Finance - 0.7%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	310,000	339,838
TOTAL FINANCIALS		1,418,375
HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
HCA Holdings, Inc.:
5.25% 6/15/26	460,000	484,150
6.5% 2/15/20	10,000	10,944
		495,094
INDUSTRIALS - 1.1%
Commercial Services & Supplies - 1.1%
APX Group, Inc.:
6.375% 12/1/19	381,000	391,954
8.75% 12/1/20	155,000	160,425
		552,379
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.8%
Lucent Technologies, Inc. 6.45% 3/15/29	345,000	379,500
Electronic Equipment & Components - 0.6%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (a)	275,000	316,938
Semiconductors & Semiconductor Equipment - 1.0%
NXP BV/NXP Funding LLC 4.625% 6/15/22 (a)	450,000	475,875
Software - 0.7%
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	335,000	364,313
TOTAL INFORMATION TECHNOLOGY		1,536,626
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity One, Inc. 3.75% 11/15/22	30,000	30,853
Omega Healthcare Investors, Inc. 4.5% 4/1/27	17,000	16,672
		47,525
Real Estate Management & Development - 0.0%
Liberty Property LP 4.75% 10/1/20	20,000	21,262
TOTAL REAL ESTATE		68,787
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.6%
Sprint Capital Corp. 8.75% 3/15/32	645,000	775,613
Wireless Telecommunication Services - 0.9%
Neptune Finco Corp. 10.125% 1/15/23 (a)	355,000	411,800
Sprint Communications, Inc. 7% 3/1/20 (a)	25,000	27,250
		439,050
TOTAL TELECOMMUNICATION SERVICES		1,214,663
UTILITIES - 0.1%
Electric Utilities - 0.1%
FirstEnergy Corp. 7.375% 11/15/31	30,000	39,095
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	30,000	31,986
TOTAL UTILITIES		71,081

TOTAL NONCONVERTIBLE BONDS		8,803,548

TOTAL CORPORATE BONDS
(Cost $10,594,424)		11,021,973

U.S. Government and Government Agency Obligations - 10.8%
U.S. Treasury Inflation-Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	20,625	19,670
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	$30,721	$30,811
0.375% 1/15/27	140,742	140,219
0.625% 1/15/26	61,320	62,472

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		253,172

U.S. Treasury Obligations - 10.3%
U.S. Treasury Bonds:
2.25% 8/15/46	250,000	211,504
2.5% 2/15/46	1,325,000	1,187,013
2.5% 5/15/46	30,000	26,857
2.875% 11/15/46	396,000	384,089
3% 5/15/45	262,000	260,393
3% 11/15/45	108,000	107,300
3% 2/15/47	1,904,000	1,896,190
U.S. Treasury Notes:
0.875% 11/30/17	370,000	369,740
1.125% 1/15/19	45,000	44,912
1.125% 8/31/21	100,000	96,875
1.75% 12/31/20	254,000	254,169
2% 12/31/21	249,000	249,934

TOTAL U.S. TREASURY OBLIGATIONS		5,088,976

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,326,530)		5,342,148

Municipal Securities - 0.0%
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33
(Cost $13,936)	15,000	13,686

Foreign Government and Government Agency Obligations - 3.0%
Brazilian Federative Republic:
7.125% 1/20/37	610,000	692,350
8.25% 1/20/34	615,000	766,505
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,426,455)		1,458,855
	Shares	Value

Common Stocks - 36.4%
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.8%
Tenneco, Inc.	6,500	405,730
Automobiles - 0.7%
General Motors Co.	9,272	327,858
Household Durables - 1.2%
Newell Brands, Inc.	12,950	610,852
Media - 4.7%
Nexstar Broadcasting Group, Inc. Class A	9,250	648,888
The Walt Disney Co.	3,170	359,446
Time, Inc.	29,525	571,309
Viacom, Inc. Class B (non-vtg.)	15,800	736,596
		2,316,239
Multiline Retail - 1.3%
Target Corp.	11,506	635,016

TOTAL CONSUMER DISCRETIONARY		4,295,695

CONSUMER STAPLES - 7.5%
Beverages - 1.5%
Cott Corp.	58,700	726,550
Food & Staples Retailing - 1.2%
CVS Health Corp.	682	53,537
Kroger Co.	19,100	563,259
		616,796
Food Products - 1.6%
B&G Foods, Inc. Class A	1,416	56,994
Bunge Ltd.	4,500	356,670
Mondelez International, Inc.	8,900	383,412
		797,076
Household Products - 1.4%
Kimberly-Clark Corp.	4,860	639,722
Procter & Gamble Co.	733	65,860
		705,582
Tobacco - 1.8%
Altria Group, Inc.	4,700	335,674
Vector Group Ltd.	26,200	544,960
		880,634

TOTAL CONSUMER STAPLES		3,726,638

ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Ensco PLC Class A	7,563	67,689
Oil, Gas & Consumable Fuels - 1.5%
ConocoPhillips Co.	1,593	79,443
Scorpio Tankers, Inc.	116,900	519,036
Southwestern Energy Co. (d)	3,071	25,090
Suncor Energy, Inc.	2,098	64,414
The Williams Companies, Inc.	2,326	68,826
		756,809

TOTAL ENERGY		824,498

FINANCIALS - 3.0%
Banks - 2.6%
Bank of America Corp.	22,000	518,980
Regions Financial Corp.	5,763	83,736
Wells Fargo & Co.	12,189	678,440
		1,281,156
Capital Markets - 0.3%
Ares Capital Corp.	4,017	69,815
State Street Corp.	981	78,097
		147,912
Insurance - 0.1%
Chubb Ltd.	491	66,899

TOTAL FINANCIALS		1,495,967

HEALTH CARE - 4.0%
Biotechnology - 1.4%
Amgen, Inc.	4,275	701,399
Health Care Providers & Services - 0.1%
McKesson Corp.	404	59,897
Pharmaceuticals - 2.5%
GlaxoSmithKline PLC	3,008	62,545
GlaxoSmithKline PLC sponsored ADR	9,300	392,088
Johnson & Johnson	5,756	716,910
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,314	42,166
		1,213,709

TOTAL HEALTH CARE		1,975,005

INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.3%
PostNL NV	14,900	70,384
United Parcel Service, Inc. Class B	531	56,976
		127,360
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 1.6%
Cisco Systems, Inc.	22,922	774,764
Internet Software & Services - 1.4%
Twitter, Inc. (d)(e)	45,550	680,973
IT Services - 0.3%
First Data Corp. Class A (d)	5,182	80,321
Paychex, Inc.	1,127	66,380
		146,701
Semiconductors & Semiconductor Equipment - 0.1%
Qualcomm, Inc.	935	53,613
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	8,360	1,200,998

TOTAL INFORMATION TECHNOLOGY		2,857,049

MATERIALS - 1.2%
Chemicals - 0.6%
CF Industries Holdings, Inc.	10,250	300,838
Containers & Packaging - 0.6%
Graphic Packaging Holding Co.	21,139	272,059

TOTAL MATERIALS		572,897

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Public Storage	227	49,693
Weyerhaeuser Co.	8,700	295,626
		345,319
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	19,050	791,528
Verizon Communications, Inc.	1,216	59,280
		850,808
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series L sponsored ADR	21,760	308,339

TOTAL TELECOMMUNICATION SERVICES		1,159,147

UTILITIES - 1.2%
Electric Utilities - 1.2%
Exelon Corp.	14,220	511,636
Southern Co.	1,213	60,383
		572,019
TOTAL COMMON STOCKS
(Cost $16,960,692)		17,951,594

Convertible Preferred Stocks - 2.1%
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Southwestern Energy Co. Series B 6.25%	31,650	625,088
UTILITIES - 0.8%
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. 2.00% ZENS (d)	5,800	407,813
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,096,061)		1,032,901
	Principal Amount	Value

Bank Loan Obligations - 4.9%
CONSUMER DISCRETIONARY - 3.0%
Hotels, Restaurants & Leisure - 1.6%
Delta 2 SARL Tranche B, term loan 4.5677% 2/1/24 (c)	765,000	764,235
Internet & Direct Marketing Retail - 1.4%
Bass Pro Shops LLC. Tranche B, term loan 5.9704% 12/16/23 (c)	730,000	702,172

TOTAL CONSUMER DISCRETIONARY		1,466,407

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.75% 2/3/24 (c)	325,000	317,223
INDUSTRIALS - 1.3%
Commercial Services & Supplies - 1.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)	632,664	632,272
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,433,269)		2,415,902

Preferred Securities - 6.0%
FINANCIALS - 1.3%
Banks - 1.3%
JPMorgan Chase & Co. 7.9% (c)(f)	620,000	663,122
INDUSTRIALS - 4.7%
Industrial Conglomerates - 4.7%
General Electric Co. 5% (c)(f)	2,150,000	2,299,845
TOTAL PREFERRED SECURITIES
(Cost $2,917,289)		2,962,967
	Shares	Value

Money Market Funds - 19.4%
Fidelity Cash Central Fund, 0.84% (g)	8,864,917	8,866,690
Fidelity Securities Lending Cash Central Fund 0.84% (g)(h)	678,557	678,625
TOTAL MONEY MARKET FUNDS
(Cost $9,545,314)		9,545,315
TOTAL INVESTMENT PORTFOLIO - 104.9%
(Cost $50,313,970)		51,745,341
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(2,405,663)
NET ASSETS - 100%		$49,339,678

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,621,110 or 11.4% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing

 (e) Security or a portion of the security is on loan at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,800
Fidelity Securities Lending Cash Central Fund	263
Total	$8,063

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,295,695	$4,295,695	$--	$--
Consumer Staples	3,726,638	3,726,638	--	--
Energy	1,449,586	824,498	625,088	--
Financials	1,495,967	1,495,967	--	--
Health Care	1,975,005	1,912,460	62,545	--
Industrials	127,360	127,360	--	--
Information Technology	2,857,049	2,857,049	--	--
Materials	572,897	572,897	--	--
Real Estate	345,319	345,319	--	--
Telecommunication Services	1,159,147	1,159,147	--	--
Utilities	979,832	572,019	407,813	--
Corporate Bonds	11,021,973	--	11,021,973	--
U.S. Government and Government Agency Obligations	5,342,148	--	5,342,148	--
Municipal Securities	13,686	--	13,686	--
Foreign Government and Government Agency Obligations	1,458,855	--	1,458,855	--
Bank Loan Obligations	2,415,902	--	2,415,902	--
Preferred Securities	2,962,967	--	2,962,967	--
Money Market Funds	9,545,315	9,545,315	--	--
Total Investments in Securities:	$51,745,341	$27,434,364	$24,310,977	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $50,560,973. Net unrealized appreciation aggregated $1,184,368, of which $1,851,066 related to appreciated investment securities and $666,698 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Bond Fund

March 31, 2017

GLB-QTLY-0517
1.939066.104

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 47.9%
		Principal Amount(a)	Value
Argentina - 0.7%
YPF SA 8.875% 12/19/18 (Reg. S)		$350,000	$380,800
Bailiwick of Guernsey - 0.5%
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21		275,000	278,614
Bailiwick of Jersey - 0.5%
Heathrow Funding Ltd. 6% 3/20/20	GBP	200,000	284,097
Cyprus - 1.6%
Aroundtown Property Holdings PLC 1.5% 7/15/24 (Reg. S)	EUR	800,000	820,036
Denmark - 1.1%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	525,000	595,354
Germany - 5.0%
alstria office REIT-AG:
2.125% 4/12/23 Reg. S	EUR	400,000	449,004
2.25% 3/24/21 (Reg. S)	EUR	1,000,000	1,126,098
Deutsche Bank AG 5% 6/24/20	EUR	600,000	704,479
Volkswagen Leasing GmbH 2.375% 9/6/22 Reg. S	EUR	300,000	343,860

TOTAL GERMANY			2,623,441

Ireland - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		150,000	157,238
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (b)	EUR	625,000	698,621
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (b)		330,000	351,450
Bank of Ireland 4.25% 6/11/24 (Reg. S) (b)	EUR	250,000	279,102

TOTAL IRELAND			1,486,411

Italy - 3.2%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (b)	EUR	250,000	283,008
Credit Agricole Cariparma SpA 1.125% 3/21/25 (Reg. S)	EUR	400,000	428,837
Telecom Italia SpA 3.625% 5/25/26 (Reg. S)	EUR	350,000	388,629
UniCredit SpA 6.375% 5/2/23 (Reg. S) (b)		550,000	566,775

TOTAL ITALY			1,667,249

Luxembourg - 3.2%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	550,000	564,515
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	200,000	208,145
UniCredit Luxembourg 6% 10/31/17 (Reg. S)		650,000	663,635
Wind Acquisition Finance SA 7% 4/23/21 (Reg S.)	EUR	250,000	276,568

TOTAL LUXEMBOURG			1,712,863

Mexico - 3.1%
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	100,000	111,961
4.75% 1/11/22 (Reg. S)	EUR	100,000	110,947
Petroleos Mexicanos:
3.75% 3/15/19 (Reg. S)	EUR	1,050,000	1,174,467
3.75% 2/21/24 (Reg. S)	EUR	200,000	217,115

TOTAL MEXICO			1,614,490

Netherlands - 4.8%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (b)		600,000	603,146
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (b)		350,000	359,618
Deutsche Annington Finance BV 5% 10/2/23 (c)		250,000	264,544
Mylan N.V.:
2.25% 11/22/24 (Reg. S)	EUR	100,000	109,524
2.5% 6/7/19		17,000	17,076
3.95% 6/15/26		32,000	31,319
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	450,000	566,455
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21		46,000	44,257
3.15% 10/1/26		39,000	35,935
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	150,000	171,804
Volkswagen International Finance NV 1.125% 10/2/23 (Reg. S)	EUR	300,000	320,749

TOTAL NETHERLANDS			2,524,427

Portugal - 0.1%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (d)	EUR	200,000	61,874
Turkey - 0.6%
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		300,000	308,094
United Kingdom - 9.0%
Anglo American Capital PLC 2.5% 9/18/18	EUR	550,000	604,636
Barclays PLC 3.125% 1/17/24 (Reg. S)	GBP	350,000	450,423
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	330,000	477,845
Imperial Tobacco Finance PLC 3.75% 7/21/22 (c)		600,000	616,157
Jaguar Land Rover PLC 2.75% 1/24/21 (Reg. S)	GBP	250,000	315,324
Royal Bank of Scotland Group PLC:
2% 3/8/23 (Reg. S) (b)	EUR	460,000	494,112
3.625% 3/25/24 (Reg. S) (b)	EUR	425,000	463,229
TalkTalk Telecom Group PLC 5.375% 1/15/22 (Reg. S)	GBP	200,000	255,592
Tesco PLC:
5% 3/24/23	GBP	100,000	138,334
6.125% 2/24/22	GBP	100,000	144,271
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	325,000	413,885
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	300,000	407,520

TOTAL UNITED KINGDOM			4,781,328

United States of America - 11.7%
Air Lease Corp.:
2.125% 1/15/18		32,000	32,060
3.75% 2/1/22		63,000	64,881
4.25% 9/15/24		52,000	53,827
Anadarko Petroleum Corp. 4.85% 3/15/21		16,000	17,115
Bank of America Corp.:
5.7% 1/24/22		75,000	84,192
5.875% 1/5/21		25,000	27,913
Brandywine Operating Partnership LP:
3.95% 2/15/23		183,000	182,784
4.1% 10/1/24		62,000	61,820
Brixmor Operating Partnership LP 4.125% 6/15/26		26,000	26,161
CBRE Group, Inc. 4.875% 3/1/26		140,000	145,664
CEMEX Finance LLC 4.625% 6/15/24	EUR	100,000	112,812
Citigroup, Inc. 5.125% 12/12/18	GBP	115,000	153,473
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		54,000	55,022
4.5% 6/1/25		17,000	17,809
5.8% 6/1/45		21,000	24,483
Corporate Office Properties LP 5% 7/1/25		29,000	30,226
DCP Midstream LLC 4.75% 9/30/21 (c)		153,000	155,601
DDR Corp. 3.625% 2/1/25		29,000	27,896
Digital Realty Trust LP 3.95% 7/1/22		41,000	42,695
Discover Financial Services 3.85% 11/21/22		213,000	217,171
Dominion Resources, Inc. 3.4522% 9/30/66 (b)		26,000	21,320
El Paso Corp. 6.5% 9/15/20		150,000	167,453
FirstEnergy Corp. 7.375% 11/15/31		340,000	443,080
General Motors Co. 3.5% 10/2/18		30,000	30,629
General Motors Financial Co., Inc.:
2.625% 7/10/17		20,000	20,056
3.25% 5/15/18		20,000	20,274
3.5% 7/10/19		51,000	52,392
4.25% 5/15/23		15,000	15,477
4.375% 9/25/21		106,000	111,455
Goldman Sachs Group, Inc.:
1.25% 5/1/25 (Reg. S)	EUR	400,000	421,946
4.75% 10/12/21	EUR	50,000	62,609
Hartford Financial Services Group, Inc. 8.125% 6/15/38 (b)		133,000	141,645
IPALCO Enterprises, Inc. 3.45% 7/15/20		97,000	98,091
JPMorgan Chase & Co.:
4.25% 10/15/20		28,000	29,690
4.35% 8/15/21		28,000	29,969
4.625% 5/10/21		28,000	30,163
4.95% 3/25/20		23,000	24,795
Lazard Group LLC 4.25% 11/14/20		44,000	46,271
Liberty Property LP:
3.375% 6/15/23		233,000	232,109
4.75% 10/1/20		67,000	71,226
Lucent Technologies, Inc. 6.5% 1/15/28		300,000	327,750
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	400,000	579,438
Morgan Stanley:
1% 12/2/22	EUR	500,000	537,717
4.875% 11/1/22		50,000	54,056
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		78,000	79,035
4.5% 1/15/25		20,000	19,958
5.25% 1/15/26		72,000	75,163
Puget Energy, Inc.:
5.625% 7/15/22		160,000	177,014
6% 9/1/21		15,000	16,710
6.5% 12/15/20		23,000	25,755
Retail Opportunity Investments Partnership LP 4% 12/15/24		14,000	13,419
Synchrony Financial:
1.875% 8/15/17		15,000	15,006
3% 8/15/19		22,000	22,341
3.75% 8/15/21		33,000	33,999
Tanger Properties LP 3.75% 12/1/24		42,000	41,675
The AES Corp. 4.875% 5/15/23		200,000	199,000
The Williams Companies, Inc. 4.55% 6/24/24		32,000	32,240
TIAA Asset Management Finance LLC 2.95% 11/1/19(c)		18,000	18,294
Time Warner Cable, Inc.:
5.5% 9/1/41		37,000	37,816
5.875% 11/15/40		22,000	23,349
6.55% 5/1/37		32,000	36,686
7.3% 7/1/38		59,000	73,095
Ventas Realty LP 4.125% 1/15/26		19,000	19,276
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		42,000	43,083
Western Gas Partners LP 5.375% 6/1/21		34,000	36,535
WP Carey, Inc. 4% 2/1/25		72,000	71,105

TOTAL UNITED STATES OF AMERICA			6,213,770

TOTAL NONCONVERTIBLE BONDS
(Cost $25,607,412)			25,352,848

U.S. Government Agency - Mortgage Securities - 5.9%
Fannie Mae - 3.3%
2.5% 10/1/29		71,376	71,987
3% 8/1/31 to 12/1/46		589,560	592,965
3.5% 11/1/26 to 11/1/46		407,231	419,219
4% 8/1/42 (e)		323,906	341,645
5% 11/1/33 to 6/1/39		207,655	227,889
5.5% 5/1/37		88,511	98,818

TOTAL FANNIE MAE			1,752,523

Freddie Mac - 1.7%
2.5% 7/1/31		86,301	86,621
3% 1/1/47		99,125	98,289
3.5% 4/1/43 to 12/1/45 (e)		418,882	430,783
4% 2/1/41 to 4/1/43		146,649	155,097
4.5% 3/1/41 to 4/1/41		117,234	126,457

TOTAL FREDDIE MAC			897,247

Ginnie Mae - 0.9%
3% 1/20/43		68,148	69,035
3.5% 5/20/43 to 8/20/43		178,513	186,168
4% 12/15/40 to 11/20/41		122,746	130,922
4.5% 5/20/41		107,713	115,952

TOTAL GINNIE MAE			502,077

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,170,098)			3,151,847

Asset-Backed Securities - 0.2%
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57 (c)
(Cost $113,347)		113,487	113,358

Commercial Mortgage Securities - 0.7%
United States of America - 0.7%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		2,663	2,661
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(c)		63,000	62,737
Class B, 4.181% 11/15/34 (c)		25,000	24,959
Class C, 5.205% 11/15/34 (c)		25,000	25,039
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C32 Class A3, 5.7273% 6/15/49 (b)		59,229	59,153
Series 2007-C33 Class A4, 5.9751% 2/15/51 (b)		175,416	175,219
TOTAL UNITED STATES OF AMERICA
(Cost $381,363)			349,768

Foreign Government and Government Agency Obligations - 30.9%
Australia - 2.0%
Australian Commonwealth:
2.75% 4/21/24	AUD	757,000	587,960
2.75% 6/21/35 (Reg. S)	AUD	60,000	42,760
3.75% 4/21/37 (Reg. S)	AUD	5,000	4,062
4.25% 4/21/26	AUD	129,000	111,171
5.5% 4/21/23	AUD	52,000	46,748
5.75% 5/15/21	AUD	108,000	94,367
5.75% 7/15/22	AUD	195,000	174,814

TOTAL AUSTRALIA			1,061,882

Belgium - 0.0%
Belgian Kingdom 3% 6/22/34 (c)	EUR	14,000	18,820
Canada - 0.9%
Canadian Government:
1% 6/1/27	CAD	109,000	76,377
2.75% 12/1/48 (e)	CAD	70,000	57,847
4% 6/1/41 (f)	CAD	118,000	115,831
5% 6/1/37 (e)	CAD	104,000	112,574
5.75% 6/1/29	CAD	31,000	32,963
Ontario Province 4.65% 6/2/41	CAD	110,000	102,819

TOTAL CANADA			498,411

Chile - 0.0%
Chilean Republic 6% 3/1/18	CLP	10,000,000	15,560
Czech Republic - 0.3%
Czech Republic:
2.5% 8/25/28	CZK	1,610,000	72,777
4.2% 12/4/36	CZK	270,000	15,749
5.7% 5/25/24	CZK	900,000	48,496

TOTAL CZECH REPUBLIC			137,022

Denmark - 0.5%
Danish Kingdom:
1.5% 11/15/23	DKK	1,415,000	222,376
1.75% 11/15/25	DKK	293,000	47,152
4.5% 11/15/39	DKK	66,000	15,957

TOTAL DENMARK			285,485

France - 0.3%
French Government OAT 3.25% 5/25/45	EUR	125,000	169,871
Germany - 1.1%
German Federal Republic:
2.5% 8/15/46	EUR	70,000	100,559
4% 1/4/37	EUR	286,000	480,455

TOTAL GERMANY			581,014

Indonesia - 0.6%
Indonesian Republic:
2.625% 6/14/23	EUR	100,000	111,747
2.875% 7/8/21(Reg. S)	EUR	200,000	227,842

TOTAL INDONESIA			339,589

Ireland - 1.9%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	50,000	52,465
2.4% 5/15/30 (Reg. S)	EUR	248,000	295,157
4.5% 4/18/20	EUR	34,000	41,472
5.4% 3/13/25	EUR	438,000	634,527

TOTAL IRELAND			1,023,621

Israel - 0.7%
Israeli State:
3.75% 3/31/24	ILS	199,000	62,779
4.25% 3/31/23	ILS	62,000	19,985
5% 1/31/20	ILS	89,000	27,648
5.5% 1/31/22	ILS	296,000	98,847
5.5% 1/31/42	ILS	28,000	10,624
6% 2/28/19	ILS	434,000	132,779

TOTAL ISRAEL			352,662

Italy - 4.3%
Buoni del Tesoro Poliennali:
1.5% 6/1/25	EUR	10,000	10,345
2.15% 12/15/21	EUR	323,000	364,626
2.7% 3/1/47 (c)	EUR	12,000	11,459
3.5% 6/1/18	EUR	592,000	658,170
3.5% 12/1/18	EUR	319,000	359,929
4.5% 5/1/23	EUR	93,000	116,953
Italian Republic:
4% 2/1/37	EUR	30,000	37,019
4.5% 3/1/26	EUR	96,000	122,149
5% 8/1/34	EUR	204,000	281,277
5% 9/1/40	EUR	23,000	31,685
6% 5/1/31	EUR	20,000	29,857
6.5% 11/1/27	EUR	154,000	228,295

TOTAL ITALY			2,251,764

Japan - 4.6%
Japan Government:
0.1% 3/20/26	JPY	1,550,000	14,005
0.4% 3/20/36	JPY	71,150,000	617,387
1% 12/20/35	JPY	129,250,000	1,248,425
1.2% 12/20/34	JPY	10,600,000	106,308
1.2% 3/20/35	JPY	1,250,000	12,522
1.2% 9/20/35	JPY	6,900,000	68,898
1.4% 9/20/34	JPY	22,100,000	228,394
1.5% 6/20/34	JPY	4,100,000	42,994
1.9% 12/20/28	JPY	9,250,000	99,874

TOTAL JAPAN			2,438,807

Korea (South) - 2.6%
Korean Republic:
2% 3/10/20	KRW	25,300,000	22,837
2% 9/10/20	KRW	45,070,000	40,673
2.25% 6/10/25	KRW	204,050,000	184,205
2.75% 3/10/18	KRW	574,680,000	520,412
3% 9/10/24	KRW	147,850,000	140,506
3% 12/10/42	KRW	109,490,000	110,078
3.125% 3/10/19	KRW	115,360,000	106,219
3.5% 3/10/24	KRW	215,510,000	210,812
5.25% 3/10/27	KRW	18,600,000	21,184

TOTAL KOREA (SOUTH)			1,356,926

Malaysia - 0.4%
Malaysian Government:
3.48% 3/15/23	MYR	417,000	91,660
3.889% 7/31/20	MYR	417,000	94,647
3.892% 3/15/27	MYR	46,000	9,939
4.935% 9/30/43	MYR	9,000	2,051

TOTAL MALAYSIA			198,297

Mexico - 1.0%
United Mexican States:
4.75% 6/14/18	MXN	3,927,000	205,358
6.5% 6/10/21	MXN	1,100,000	58,016
7.5% 6/3/27	MXN	1,820,000	99,922
8.5% 5/31/29	MXN	2,578,000	152,102
8.5% 11/18/38	MXN	230,000	13,675
10% 11/20/36	MXN	90,000	6,075

TOTAL MEXICO			535,148

New Zealand - 0.3%
New Zealand Government:
4.5% 4/15/27	NZD	25,000	19,450
5.5% 4/15/23	NZD	46,000	37,046
6% 12/15/17	NZD	107,000	77,181

TOTAL NEW ZEALAND			133,677

Norway - 0.2%
Kingdom of Norway 4.5% 5/22/19	NOK	420,000	52,927
Norway Government Bond:
1.75% 3/13/25	NOK	116,000	13,864
3% 3/14/24	NOK	159,000	20,604

TOTAL NORWAY			87,395

Poland - 0.9%
Polish Government:
1.5% 4/25/20	PLN	365,000	89,738
1.75% 7/25/21	PLN	372,000	90,080
3.25% 7/25/25	PLN	212,000	53,319
4% 10/25/23	PLN	275,000	73,103
5.5% 10/25/19	PLN	362,000	98,742
5.75% 10/25/21	PLN	53,000	15,071
5.75% 9/23/22	PLN	239,000	68,692
5.75% 4/25/29	PLN	31,000	9,497

TOTAL POLAND			498,242

Russia - 0.6%
Russian Federation:
6.8% 12/11/19	RUB	2,840,000	48,895
7% 8/16/23	RUB	4,135,000	70,276
7.05% 1/19/28	RUB	681,000	11,366
7.5% 2/27/19	RUB	5,115,000	89,886
7.6% 7/20/22	RUB	2,400,000	42,317
8.5% 9/17/31	RUB	2,750,000	51,020

TOTAL RUSSIA			313,760

Singapore - 0.3%
Republic of Singapore:
2.25% 6/1/21	SGD	13,000	9,513
3.25% 9/1/20	SGD	163,000	123,283
3.375% 9/1/33	SGD	26,000	20,975

TOTAL SINGAPORE			153,771

South Africa - 1.0%
South African Republic:
7.25% 1/15/20	ZAR	675,000	49,658
7.75% 2/28/23	ZAR	2,900,000	210,648
8% 12/21/18	ZAR	467,000	35,000
8% 1/31/30	ZAR	340,000	22,993
8.5% 1/31/37	ZAR	1,800,000	120,172
8.75% 1/31/44	ZAR	307,000	20,717
10.5% 12/21/26	ZAR	856,000	70,547

TOTAL SOUTH AFRICA			529,735

Spain - 2.4%
Spanish Kingdom:
1.95% 7/30/30 (Reg. S) (c)	EUR	40,000	42,265
2.15% 10/31/25 (Reg. S) (c)	EUR	110,000	124,214
3.75% 10/31/18	EUR	474,000	537,925
4.4% 10/31/23 (c)	EUR	334,000	435,908
5.15% 10/31/44	EUR	83,000	127,415
5.75% 7/30/32	EUR	13,000	20,367

TOTAL SPAIN			1,288,094

Sweden - 0.4%
Sweden Kingdom:
2.25% 6/1/32	SEK	180,000	22,953
2.5% 5/12/25	SEK	705,000	91,878
3.5% 3/30/39	SEK	35,000	5,320
5% 12/1/20	SEK	680,000	90,675

TOTAL SWEDEN			210,826

Switzerland - 0.6%
Switzerland Confederation 3.5% 4/8/33	CHF	193,000	294,495
Thailand - 0.6%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,599,000	78,248
3.625% 6/16/23	THB	5,574,000	174,491
4.675% 6/29/44	THB	530,000	18,714
4.875% 6/22/29	THB	540,000	18,838

TOTAL THAILAND			290,291

United Kingdom - 2.4%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	611,000	1,005,926
4.25% 6/7/32	GBP	163,000	280,877

TOTAL UNITED KINGDOM			1,286,803

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,610,416)			16,351,968

Municipal Securities - 0.3%
United States of America - 0.3%
Illinois Gen. Oblig.:
Series 2003:		$	$
4.35% 6/1/18		18,333	18,516
4.95% 6/1/23		55,000	56,080
Series 2011:
5.665% 3/1/18		10,000	10,265
5.877% 3/1/19		50,000	52,581
TOTAL UNITED STATES OF AMERICA
(Cost $138,691)			137,442

Preferred Securities - 8.3%
Denmark - 0.6%
Danske Bank A/S 6.125% (Reg. S) (b)(g)		$350,000	$350,100
France - 2.9%
Credit Agricole Assurances SA 4.25% (Reg. S) (b)(g)	EUR	300,000	326,747
Credit Agricole SA:
6.625% (Reg. S) (b)(g)		625,000	618,200
8.125% 9/19/33 (Reg. S) (b)		550,000	591,497

TOTAL FRANCE			1,536,444

Netherlands - 1.4%
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)	EUR	350,000	420,807
Volkswagen International Finance NV 2.5%(Reg. S) (b)(g)	EUR	300,000	316,783

TOTAL NETHERLANDS			737,590

United Kingdom - 3.4%
Aviva PLC 6.125% (b)(g)	GBP	200,000	280,598
Barclays Bank PLC:
6% (b)(g)	GBP	100,000	123,760
7.625% 11/21/22		833,000	934,037
Barclays PLC 7.25% (Reg. S) (b)(g)	GBP	350,000	443,956

TOTAL UNITED KINGDOM			1,782,351

TOTAL PREFERRED SECURITIES
(Cost $4,366,905)			4,406,485
		Shares	Value

Fixed-Income Funds - 0.3%
Fidelity Mortgage Backed Securities Central Fund (h)
(Cost $161,829)		1,526	164,348

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.84% (i)
(Cost $875,775)		875,600	875,775

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on a credit default swap with BNP Paribas to buy protection on the 5-Year iTraxx Europe Crossover Series 26 Index expiring December 2021 exercise rate 3.250%	4/19/17	EUR 6,600,000	$1,225
TOTAL PURCHASED SWAPTIONS
(Cost $58,585)			1,225
TOTAL INVESTMENT PORTFOLIO - 96.1%
(Cost $52,484,421)			50,905,064
NET OTHER ASSETS (LIABILITIES) - 3.9%			2,060,601
NET ASSETS - 100%			$52,965,665

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
2 Eurex Euro-Bund Contracts (Germany)	June 2017	344,406	$4,048
2 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	June 2017	359,640	1,865
TOTAL BOND INDEX CONTRACTS			5,913
Treasury Contracts
29 CBOT 10-Year U.S. Treasury Note Contracts (United States)	June 2017	3,612,313	26,322
24 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	5,194,875	9,703
4 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2017	603,375	6,767
3 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	June 2017	401,672	5,119
13 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2017	2,088,125	30,233
4 TME 10 Year Canadian Note Contracts (Canada)	June 2017	413,039	2,744
TOTAL TREASURY CONTRACTS			80,888

TOTAL PURCHASED			86,801

Sold
Bond Index Contracts
18 Eurex Euro-Bobl Contracts (Germany)	June 2017	2,530,876	(3,283)
5 Eurex Euro-Oat Contracts (Germany)	June 2017	784,311	(1,514)
14 ICE Medium Gilt Contracts (United Kingdom)	June 2017	2,022,080	(5,919)
TOTAL BOND INDEX CONTRACTS			(10,716)
Treasury Contracts
1 CBOT 5-Year U.S. Treasury Note Contracts (United States)	June 2017	117,727	(479)

TOTAL SOLD			(11,195)

TOTAL FUTURES CONTRACTS			$75,606

The face value of futures purchased as a percentage of Net Assets is 24.6%

The face value of futures sold as a percentage of Net Assets is 10.3%

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
4/3/17	EUR	JPMorgan Chase Bank, N.A.	Sell	158,000	$169,428	$874
4/3/17	SEK	BNP Paribas	Sell	11,000,000	1,216,170	(11,419)
4/4/17	CZK	Citibank, N.A.	Buy	22,080,000	872,210	(515)
4/4/17	JPY	Credit Suisse Intl.	Sell	12,628,952	113,284	(153)
4/4/17	SEK	Credit Suisse Intl.	Buy	9,270	1,037	(3)
5/4/17	CZK	Citibank, N.A.	Sell	22,080,000	876,364	(176)
5/16/17	AUD	Citibank, N.A.	Sell	53,000	40,163	(298)
5/16/17	AUD	Credit Suisse Intl.	Buy	106,000	80,696	226
5/16/17	CAD	Citibank, N.A.	Buy	1,245,000	949,099	(12,349)
5/16/17	CAD	Citibank, N.A.	Sell	68,000	50,721	(443)
5/16/17	CAD	Credit Suisse Intl.	Buy	20,000	15,280	(232)
5/16/17	CAD	JPMorgan Chase Bank, N.A.	Sell	39,000	29,266	(78)
5/16/17	CHF	Credit Suisse Intl.	Sell	688,000	691,482	2,910
5/16/17	CZK	Credit Suisse Intl.	Buy	1,439,000	57,276	(77)
5/16/17	DKK	Credit Suisse Intl.	Sell	320,000	46,152	168
5/16/17	EUR	BNP Paribas	Buy	30,000	31,824	242
5/16/17	EUR	BNP Paribas	Buy	44,000	47,346	(315)
5/16/17	EUR	BNP Paribas	Buy	60,000	64,008	124
5/16/17	EUR	BNP Paribas	Buy	861,000	921,039	(741)
5/16/17	EUR	BNP Paribas	Sell	43,000	45,825	(136)
5/16/17	EUR	BNP Paribas	Sell	45,000	47,931	(168)
5/16/17	EUR	BNP Paribas	Sell	45,000	48,713	614
5/16/17	EUR	BNP Paribas	Sell	277,000	297,503	1,426
5/16/17	EUR	Bank Of America NA	Sell	7,570,000	8,106,562	15,208
5/16/17	EUR	Citibank, N.A.	Buy	111,000	118,143	501
5/16/17	EUR	Citibank, N.A.	Buy	429,000	457,579	967
5/16/17	EUR	Citibank, N.A.	Sell	53,000	56,180	(470)
5/16/17	EUR	Citibank, N.A.	Sell	89,000	96,240	1,110
5/16/17	EUR	Citibank, N.A.	Sell	468,000	496,199	(4,033)
5/16/17	EUR	Credit Suisse Intl.	Buy	63,000	67,193	146
5/16/17	EUR	Goldman Sachs Bank USA	Buy	33,000	34,967	306
5/16/17	EUR	Goldman Sachs Bank USA	Buy	392,000	415,096	3,902
5/16/17	EUR	Goldman Sachs Bank USA	Buy	602,000	638,164	5,296
5/16/17	EUR	Goldman Sachs Bank USA	Sell	47,000	50,957	720
5/16/17	EUR	Goldman Sachs Bank USA	Sell	248,000	269,856	4,776
5/16/17	EUR	Goldman Sachs Bank USA	Sell	253,000	267,745	(2,680)
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	70,000	74,612	209
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	122,000	129,094	1,308
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	141,000	151,494	(783)
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	395,000	419,562	2,642
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	1,106,000	1,197,915	(15,744)
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Sell	28,000	29,617	(312)
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Sell	39,000	42,063	377
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Sell	44,000	47,095	65
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Sell	378,000	407,265	3,232
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Sell	385,000	408,901	(2,614)
5/16/17	GBP	Bank Of America NA	Sell	1,869,000	2,348,660	4,676
5/16/17	GBP	Citibank, N.A.	Sell	86,000	105,126	(2,730)
5/16/17	GBP	Credit Suisse Intl.	Sell	30,000	37,625	1
5/16/17	GBP	Credit Suisse Intl.	Sell	45,000	56,086	(350)
5/16/17	GBP	Goldman Sachs Bank USA	Sell	47,000	57,850	(1,095)
5/16/17	GBP	Goldman Sachs Bank USA	Sell	354,000	433,572	(10,393)
5/16/17	GBP	JPMorgan Chase Bank, N.A.	Buy	61,000	74,273	2,229
5/16/17	HKD	Credit Suisse Intl.	Buy	145,000	18,712	(36)
5/16/17	HUF	Credit Suisse Intl.	Buy	45,911,000	159,303	(371)
5/16/17	ILS	Credit Suisse Intl.	Sell	362,000	96,938	(3,126)
5/16/17	JPY	BNP Paribas	Buy	3,400,000	29,936	654
5/16/17	JPY	BNP Paribas	Sell	3,250,000	28,783	(457)
5/16/17	JPY	Bank Of America NA	Buy	8,300,000	72,733	1,942
5/16/17	JPY	Credit Suisse Intl.	Buy	12,600,000	113,191	172
5/16/17	JPY	Credit Suisse Intl.	Sell	4,450,000	39,910	(126)
5/16/17	JPY	Credit Suisse Intl.	Sell	19,400,000	170,678	(3,863)
5/16/17	JPY	Goldman Sachs Bank USA	Buy	267,950,000	2,379,878	30,870
5/16/17	JPY	Goldman Sachs Bank USA	Sell	10,700,000	94,439	(1,829)
5/16/17	JPY	JPMorgan Chase Bank, N.A.	Buy	350,000	3,134	15
5/16/17	JPY	JPMorgan Chase Bank, N.A.	Sell	3,900,000	34,942	(146)
5/16/17	KRW	BNP Paribas	Sell	416,500,000	363,359	(9,612)
5/16/17	KRW	JPMorgan Chase Bank, N.A.	Sell	38,300,000	33,296	(1,001)
5/16/17	KRW	JPMorgan Chase Bank, N.A.	Sell	42,100,000	36,962	(738)
5/16/17	MXN	Bank Of America NA	Sell	748,000	37,140	(2,549)
5/16/17	MXN	Citibank, N.A.	Buy	12,986,000	627,891	61,154
5/16/17	MXN	Credit Suisse Intl.	Sell	693,000	35,242	(1,529)
5/16/17	MXN	Goldman Sachs Bank USA	Sell	1,077,000	56,220	(926)
5/16/17	MXN	Goldman Sachs Bank USA	Sell	1,130,000	57,465	(2,493)
5/16/17	MXN	Goldman Sachs Bank USA	Sell	1,136,000	56,191	(4,086)
5/16/17	MXN	JPMorgan Chase Bank, N.A.	Sell	471,000	23,394	(1,598)
5/16/17	MXN	JPMorgan Chase Bank, N.A.	Sell	536,000	28,499	59
5/16/17	MYR	BNP Paribas	Buy	230,000	51,506	380
5/16/17	MYR	JPMorgan Chase Bank, N.A.	Sell	119,000	26,622	(224)
5/16/17	NOK	Citibank, N.A.	Buy	50,000	6,008	(182)
5/16/17	NZD	Credit Suisse Intl.	Sell	344,000	246,713	5,835
5/16/17	NZD	Goldman Sachs Bank USA	Buy	77,000	53,895	22
5/16/17	PLN	Citibank, N.A.	Buy	762,000	188,227	3,838
5/16/17	PLN	Credit Suisse Intl.	Sell	98,000	24,036	(665)
5/16/17	RUB	Citibank, N.A.	Sell	5,032,000	83,663	(4,849)
5/16/17	RUB	Credit Suisse Intl.	Sell	1,668,000	29,243	(97)
5/16/17	SEK	Citibank, N.A.	Buy	10,041,000	1,134,515	(11,709)
5/16/17	SEK	Credit Suisse Intl.	Buy	256,000	28,544	82
5/16/17	SEK	Credit Suisse Intl.	Sell	274,000	30,715	75
5/16/17	SEK	Credit Suisse Intl.	Sell	439,000	48,913	(177)
5/16/17	SEK	Goldman Sachs Bank USA	Buy	490,000	CHF 54,648	99
5/16/17	SEK	Goldman Sachs Bank USA	Sell	255,000	28,282	(233)
5/16/17	SGD	Citibank, N.A.	Sell	43,000	30,349	(401)
5/16/17	THB	JPMorgan Chase Bank, N.A.	Sell	1,953,000	55,763	(1,051)
5/16/17	ZAR	Credit Suisse Intl.	Sell	213,000	16,221	462
5/16/17	ZAR	Credit Suisse Intl.	Sell	1,316,000	96,274	(1,095)
TOTAL FOREIGN CURRENCY CONTRACTS						$36,438

*Contract amount in U.S. Dollars unless otherwise noted

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty(2)	Fixed Payment Received/(Paid)	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1)%	EUR 1,500,000	$(11,054)	$0	$(11,054)
Accor SA		Dec. 2021	Barclays Bank PLC	(1%)	EUR 550,000	(3,651)	2,953	(698)
Assicurazioni Generali Spa		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	EUR 600,000	36,841	(48,595)	(11,754)
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 1,100,000	(26,782)	(3,151)	(29,933)
Gas Natural Capital Markets SA		Jun. 2021	BNP Paribas	(1%)	EUR 250,000	(3,808)	232	(3,576)
Gas Natural Capital Markets SA		Dec. 2021	Credit Suisse International	(1%)	EUR 550,000	(6,505)	1,343	(5,162)
Santander Central Hispano Issuances Ltd		Dec. 2021	Citibank, N.A.	(1%)	EUR 250,000	15,613	(19,938)	(4,325)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 550,000	7,206	(48,392)	(41,186)
Unilever NV		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	EUR 500,000	(17,349)	16,829	(520)
TOTAL BUY PROTECTION						(9,489)	(98,719)	(108,208)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	EUR 1,500,000	$15,452	$0	$15,452
BNP Paribas	Baa2	Dec. 2021	Golman Sachs Bank USA	1%	EUR 400,000	(18,793)	22,840	4,047
BNP Paribas	Baa2	Dec. 2021	JPMorgan Chase Bank, N.A.	1%	EUR 200,000	(9,396)	8,860	(536)
BNP Paribas	Baa2	Dec. 2021	JPMorgan Chase Bank, N.A.	1%	EUR 200,000	(9,396)	8,813	(583)
BNP Paribas	Baa2	Jun. 2022	Goldman Sachs Bank USA	1%	EUR 450,000	(25,658)	23,384	(2,274)
Energias De Portugal SA	BB+	Jun. 2022	BNP Paribas	5%	EUR 400,000	73,684	(73,498)	186
Intesa Sanpaolo Spa	Ba1	Dec. 2021	JPMorgan Chase Bank, N.A.	1%	EUR 600,000	(53,123)	64,315	11,192
Unicredit Spa	NR	Dec. 2021	Citibank, N.A.	1%	EUR 250,000	(26,219)	32,060	5,841
TOTAL SELL PROTECTION						(53,449)	86,774	33,325

TOTAL CREDIT DEFAULT SWAPS						$(62,938)	$(11,945)	$(74,883)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CZK – Czech koruna

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

HUF – Hungarian Forint

ILS – Israeli shekel

JPY – Japanese yen

KRW – Korean won

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PLN – Polish zloty (new)

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,913,355 or 3.6% of net assets.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $286,393.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $64,787.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,746
Fidelity Mortgage Backed Securities Central Fund	1,331
Total	$4,077

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$163,487	$1,331	$--	$164,348	0.0%
Total	$163,487	$1,331	$--	$164,348

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$25,352,848	$--	$25,352,848	$--
U.S. Government Agency - Mortgage Securities	3,151,847	--	3,151,847	--
Asset-Backed Securities	113,358	--	113,358	--
Commercial Mortgage Securities	349,768	--	349,768	--
Foreign Government and Government Agency Obligations	16,351,968	--	16,351,968	--
Municipal Securities	137,442	--	137,442	--
Preferred Securities	4,406,485	--	4,406,485	--
Fixed-Income Funds	164,348	164,348	--	--
Money Market Funds	875,775	875,775	--	--
Purchased Swaptions	1,225	--	1,225	--
Total Investments in Securities:	$50,905,064	$1,040,123	$49,864,941	$--
Derivative Instruments:
Assets
Foreign Currency Contracts	$159,914	$--	$159,914	$--
Futures Contracts	86,801	86,801	--	--
Swaps	148,796	--	148,796	--
Total Assets	$395,511	$86,801	$308,710	$--
Liabilities
Foreign Currency Contracts	$(123,476)	$--	$(123,476)	$--
Futures Contracts	(11,195)	(11,195)	--	--
Swaps	(211,734)	--	(211,734)	--
Total Liabilities	$(346,405)	$(11,195)	$(335,210)	$--
Total Derivative Instruments:	$49,106	$75,606	$(26,500)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade.Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies. Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events. Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $52,541,514. Net unrealized depreciation aggregated $1,636,450, of which $724,792 related to appreciated investment securities and $2,361,242 related to depreciated investment securities.

Risks of Investing in European Countries

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Strategic Income Fund

March 31, 2017

FSN-QTLY-0517
1.799874.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 40.4%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$843	$396
Nonconvertible Bonds - 40.4%
CONSUMER DISCRETIONARY - 6.5%
Auto Components - 0.4%
Allison Transmission, Inc. 5% 10/1/24 (b)		3,755	3,793
Exide Technologies 11% 4/30/20 pay-in-kind		810	623
International Automotive Components Group SA 9.125% 6/1/18 (b)		3,400	3,375
Lear Corp. 4.75% 1/15/23		5,380	5,573
Metalsa SA de CV 4.9% 4/24/23 (b)		9,313	9,045
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		7,175	7,453
Tenneco, Inc. 5% 7/15/26		2,725	2,669
Tupy Overseas SA 6.625% 7/17/24 (b)		1,445	1,438
			33,969
Distributors - 0.1%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		1,285	1,317
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		1,585	1,613
LKQ Corp. 4.75% 5/15/23		935	930
			3,860
Diversified Consumer Services - 0.3%
Laureate Education, Inc. 10% 9/1/19 (b)(c)		19,875	20,670
Hotels, Restaurants & Leisure - 1.3%
24 Hour Holdings III LLC 8% 6/1/22 (b)		1,605	1,336
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		12,195	13,110
Carlson Travel, Inc. 6.75% 12/15/23 (b)		1,360	1,414
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,354
Eagle II Acquisition Co. LLC 6% 4/1/25 (b)		885	912
FelCor Lodging LP:
5.625% 3/1/23		3,575	3,709
6% 6/1/25		7,540	7,879
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (b)		5,285	5,349
4.875% 4/1/27 (b)		2,480	2,505
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)		860	885
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		2,870	2,931
5.25% 6/1/26 (b)		2,870	2,920
Landry's Acquisition Co. 6.75% 10/15/24 (b)		3,010	3,123
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		2,475	2,624
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		2,210	2,332
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (c)		16,319	17,767
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		700	695
Playa Resorts Holding BV 8% 8/15/20 (b)		4,265	4,484
Scientific Games Corp. 10% 12/1/22		7,425	7,917
Silversea Cruises 7.25% 2/1/25 (b)		1,465	1,538
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)(d)		4,070	4,029
5.5% 4/15/27 (b)(d)		2,160	2,155
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		2,435	2,532
7.25% 11/30/21 (b)		6,335	6,755
			100,255
Household Durables - 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		2,685	2,766
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		2,210	2,285
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)		7,505	7,711
7% 7/15/24 (b)		2,170	2,323
Springs Industries, Inc. 6.25% 6/1/21		1,270	1,305
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		2,895	3,040
Toll Brothers Finance Corp.:
4.375% 4/15/23		9,065	9,173
5.625% 1/15/24		1,105	1,166
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,335	2,388
5.875% 6/15/24		5,630	5,799
William Lyon Homes, Inc. 5.875% 1/31/25 (b)		2,195	2,211
			40,167
Internet & Direct Marketing Retail - 0.4%
Netflix, Inc.:
4.375% 11/15/26 (b)		3,710	3,645
5.375% 2/1/21 (b)		3,420	3,655
5.75% 3/1/24		3,860	4,125
5.875% 2/15/25		8,940	9,611
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		2,340	2,468
6% 4/1/23		3,950	4,172
			27,676
Media - 3.4%
Altice SA:
7.625% 2/15/25 (b)		10,056	10,628
7.75% 5/15/22 (b)		23,900	25,364
Altice U.S. Finance SA 5.5% 5/15/26 (b)		3,740	3,843
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26 (b)		3,090	3,125
6.125% 5/15/27 (b)		2,435	2,456
AMC Entertainment, Inc. 5.75% 6/15/25		1,085	1,112
AMC Networks, Inc. 4.75% 12/15/22		2,625	2,638
Block Communications, Inc. 6.875% 2/15/25 (b)		2,730	2,894
British Sky Broadcasting Group PLC 1.875% 11/24/23 (Reg. S)	EUR	4,000	4,471
Cablevision SA 6.5% 6/15/21 (b)		2,690	2,834
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		865	895
5.625% 2/15/24		935	977
CBS Radio, Inc. 7.25% 11/1/24 (b)		2,440	2,562
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		11,865	12,191
5.125% 5/1/23 (b)		4,805	4,949
5.125% 5/1/27 (b)(d)		14,660	14,733
5.375% 5/1/25 (b)		4,805	4,931
5.5% 5/1/26 (b)		5,770	5,972
5.75% 9/1/23		3,975	4,134
5.75% 1/15/24		3,925	4,082
5.75% 2/15/26 (b)		6,505	6,830
Cengage Learning, Inc. 9.5% 6/15/24 (b)		6,540	5,853
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		11,900	12,079
Clear Channel Communications, Inc.:
9% 3/1/21		1,400	1,064
10% 1/15/18		3,660	3,038
11.25% 3/1/21		10,850	8,517
14% 2/1/21 pay-in-kind (c)		4,516	1,513
Columbus International, Inc. 7.375% 3/30/21 (b)		1,510	1,612
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		3,725	3,788
4.875% 4/11/22 (b)		1,665	1,717
5.307% 5/11/22 (Reg. S) (e)		970	971
Grupo Televisa SA de CV 6.625% 3/18/25		995	1,155
iHeartCommunications, Inc. 10.625% 3/15/23		9,520	7,378
Liberty Media Corp.:
8.25% 2/1/30		5,395	5,800
8.5% 7/15/29		3,640	4,040
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		1,250	1,297
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		8,205	8,205
Myriad International Holding BV 5.5% 7/21/25 (b)		3,595	3,728
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		6,981	5,794
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		2,155	2,203
Quebecor Media, Inc. 5.75% 1/15/23		6,545	6,823
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		2,100	2,147
5.375% 4/15/25 (b)		4,160	4,258
5.375% 7/15/26 (b)		3,710	3,793
Tegna, Inc. 5.5% 9/15/24 (b)		2,940	3,010
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		6,665	6,632
7.625% 9/18/20 (Reg S.)		2,463	2,414
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		4,720	4,908
Videotron Ltd. 5.125% 4/15/27 (b)(d)		3,495	3,495
VTR Finance BV 6.875% 1/15/24 (b)		5,735	5,964
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(c)		966	970
WMG Acquisition Corp. 5.625% 4/15/22 (b)		774	799
Ziggo Bond Finance BV:
5.875% 1/15/25(b)		390	393
6% 1/15/27 (b)		3,740	3,721
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		7,480	7,479
			258,179
Specialty Retail - 0.1%
CST Brands, Inc. 5% 5/1/23		1,130	1,167
L Brands, Inc. 6.875% 11/1/35		4,240	4,092
Penske Automotive Group, Inc. 5.5% 5/15/26		2,790	2,734
Sonic Automotive, Inc.:
5% 5/15/23		685	666
6.125% 3/15/27 (b)		1,760	1,762
			10,421
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
4.625% 5/15/24 (b)		1,860	1,834
4.875% 5/15/26 (b)		1,860	1,827
			3,661
TOTAL CONSUMER DISCRETIONARY			498,858
CONSUMER STAPLES - 2.1%
Beverages - 0.1%
Central American Bottling Corp. 5.75% 1/31/27 (b)		930	964
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	3,000	3,198
			4,162
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		6,995	6,785
6.625% 6/15/24 (b)		4,805	4,913
Albertsons, Inc.:
7.45% 8/1/29		4,343	4,115
8% 5/1/31		4,037	3,896
8.7% 5/1/30		560	554
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)		8,385	7,243
9.375% 9/15/18 pay-in-kind (b)(c)		5,275	2,638
ESAL GmbH 6.25% 2/5/23 (b)		11,710	11,710
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		5,420	5,434
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		1,145	1,146
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		3,525	3,670
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		3,820	3,132
			55,236
Food Products - 1.0%
B&G Foods, Inc. 4.625% 6/1/21		4,495	4,529
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		1,550	1,647
H.J. Heinz Co. 2.25% 5/25/28 (Reg. S)	EUR	7,428	7,944
JBS Investments GmbH 7.25% 4/3/24 (b)		13,175	13,636
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		6,790	6,858
5.875% 7/15/24 (b)		2,085	2,148
7.25% 6/1/21 (b)		2,630	2,702
8.25% 2/1/20 (b)		2,900	2,973
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)		3,070	3,162
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		2,475	2,525
4.875% 11/1/26 (b)		2,500	2,550
MHP SA 8.25% 4/2/20 (b)		3,460	3,484
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		4,845	4,881
Post Holdings, Inc.:
5% 8/15/26 (b)		5,645	5,405
5.5% 3/1/25 (b)		3,040	3,055
5.75% 3/1/27 (b)		2,325	2,319
6% 12/15/22 (b)		2,140	2,252
7.75% 3/15/24 (b)		3,025	3,336
8% 7/15/25 (b)		1,515	1,701
TreeHouse Foods, Inc. 4.875% 3/15/22		1,475	1,508
			78,615
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		2,485	2,535
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		3,975	4,204
			6,739
Personal Products - 0.2%
Revlon Consumer Products Corp. 5.75% 2/15/21 (c)		15,880	15,860
TOTAL CONSUMER STAPLES			160,612
ENERGY - 7.0%
Energy Equipment& Services - 0.5%
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		2,850	2,708
Ensco PLC:
4.5% 10/1/24		4,027	3,393
5.2% 3/15/25		2,495	2,164
5.75% 10/1/44		3,605	2,722
Exterran Energy Solutions LP 8.125% 5/1/25 (b)		3,270	3,335
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		2,890	2,847
Forbes Energy Services Ltd. 9% 6/15/19 (f)		3,455	2,280
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,100	5,024
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		2,757	1,764
Noble Holding International Ltd.:
4.625% 3/1/21		369	339
6.2% 8/1/40		1,410	1,015
7.2% 4/1/25 (c)		3,160	2,978
8.2% 4/1/45 (c)		705	649
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		5,115	5,609
Summit Midstream Holdings LLC 5.75% 4/15/25		2,515	2,502
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)		1,445	1,443
Unit Corp. 6.625% 5/15/21		785	773
			41,545
Oil, Gas & Consumable Fuels - 6.5%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		5,985	6,180
4.875% 3/15/24		2,345	2,412
Afren PLC:
6.625% 12/9/20 (b)(f)		2,625	1
10.25% 4/8/19 (Reg. S) (f)		5,411	1
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		5,835	6,842
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)		1,455	1,477
Antero Resources Corp.:
5.125% 12/1/22		265	268
5.625% 6/1/23 (Reg. S)		3,740	3,824
Antero Resources Finance Corp. 5.375% 11/1/21		1,845	1,895
Callon Petroleum Co. 6.125% 10/1/24 (b)		1,345	1,399
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		2,535	2,541
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25 (b)		4,590	4,785
7% 6/30/24 (b)		4,275	4,708
Chesapeake Energy Corp. 8% 12/15/22 (b)		13,875	14,534
Citgo Holding, Inc. 10.75% 2/15/20 (b)		15,626	16,798
Concho Resources, Inc. 4.375% 1/15/25		3,660	3,683
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25 (b)		2,640	2,696
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		8,350	8,413
Denbury Resources, Inc.:
4.625% 7/15/23		3,640	2,657
5.5% 5/1/22		5,970	4,657
6.375% 8/15/21		5,075	4,162
Diamondback Energy, Inc. 4.75% 11/1/24 (b)		2,230	2,243
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (f)		4,715	2,805
EDC Finance Ltd. 4.875% 4/17/20 (b)		5,550	5,700
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		3,755	3,924
Energy Transfer Equity LP 5.5% 6/1/27		5,670	5,925
EnLink Midstream Partners LP:
4.15% 6/1/25		2,800	2,766
4.4% 4/1/24		2,795	2,828
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		2,045	2,147
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,303	2,493
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,050	2,076
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		3,628	3,815
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		950	931
7% 6/15/23		3,820	3,782
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		3,550	3,328
5.75% 10/1/25 (b)		3,825	3,691
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)		2,345	2,456
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		8,235	6,732
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		2,597	2,616
7.875% 8/1/21 (b)		1,705	1,718
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		3,935	4,083
Newfield Exploration Co.:
5.375% 1/1/26		3,205	3,347
5.625% 7/1/24		635	669
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (b)		3,550	3,444
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		1,910	1,986
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		5,650	5,476
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (b)(c)		665	747
10% 11/2/21 pay-in-kind (c)		2,860	3,214
Pan American Energy LLC 7.875% 5/7/21 (b)		6,560	7,080
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		2,170	2,192
6.25% 6/1/24 (b)		675	716
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		10,335	10,361
8.25% 2/15/20		8,170	8,333
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		2,875	2,911
PDC Energy, Inc. 6.125% 9/15/24 (b)		1,170	1,199
Peabody Securities Finance Corp.:
6% 3/31/22 (b)		1,065	1,059
6.375% 3/31/25 (b)		1,325	1,318
Pemex Project Funding Master Trust:
6.625% 6/15/35		11,925	12,284
8.625% 12/1/23 (c)		430	501
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)(f)		8,125	81
Petrobras Global Finance BV:
6.125% 1/17/22		7,585	7,960
6.25% 3/17/24		3,550	3,641
8.375% 5/23/21		20,235	22,855
8.75% 5/23/26		7,505	8,687
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		5,525	5,801
6.875% 1/20/40		4,800	4,570
Petroleos de Venezuela SA:
5.375% 4/12/27		2,465	848
5.5% 4/12/37		1,865	634
6% 5/16/24 (b)		3,680	1,329
6% 11/15/26 (b)		4,090	1,432
8.5% 11/2/17 (b)		3,627	3,019
8.5% 10/27/20 (b)		1,475	1,103
9.75% 5/17/35 (b)		13,215	5,715
12.75% 2/17/22 (b)		490	279
Petroleos Mexicanos:
4.625% 9/21/23		3,005	3,022
4.875% 1/24/22		5,110	5,257
4.875% 1/18/24		2,955	2,982
5.5% 1/21/21		1,985	2,101
6.375% 2/4/21		1,755	1,904
6.375% 1/23/45		4,660	4,545
6.5% 6/2/41		13,925	13,869
6.625% (b)(g)		8,080	8,021
6.75% 9/21/47		7,915	8,029
6.875% 8/4/26		1,620	1,798
PT Pertamina Persero:
4.875% 5/3/22 (b)		1,485	1,572
5.25% 5/23/21 (b)		980	1,051
6.5% 5/27/41 (b)		2,915	3,262
QEP Resources, Inc. 5.25% 5/1/23		5,080	4,980
Range Resources Corp. 5% 3/15/23 (b)		7,785	7,668
Rice Energy, Inc.:
6.25% 5/1/22		6,930	7,138
7.25% 5/1/23		1,505	1,603
RSP Permian, Inc. 6.625% 10/1/22		1,645	1,731
Sabine Pass Liquefaction LLC:
5% 3/15/27 (b)		5,615	5,870
5.875% 6/30/26 (b)		5,595	6,169
SemGroup Corp. 6.375% 3/15/25 (b)		1,760	1,729
SM Energy Co.:
5.625% 6/1/25		1,865	1,785
6.75% 9/15/26		1,495	1,507
Southern Star Central Corp. 5.125% 7/15/22 (b)		2,360	2,366
Southwestern Energy Co. 4.1% 3/15/22		5,585	5,222
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		5,335	5,442
6.375% 4/1/23		2,695	2,735
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)		1,885	1,942
5.375% 2/1/27 (b)		1,885	1,951
Teekay Corp. 8.5% 1/15/20		6,970	6,900
Teine Energy Ltd. 6.875% 9/30/22 (b)		4,205	4,289
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,550	1,881
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		940	983
6.375% 5/1/24		1,490	1,613
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		9,291	9,995
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		4,400	4,730
Western Refining, Inc. 6.25% 4/1/21		10,605	10,963
WPX Energy, Inc.:
5.25% 9/15/24		2,865	2,772
6% 1/15/22		7,990	8,130
YPF SA:
8.5% 3/23/21 (b)		11,145	12,211
8.75% 4/4/24 (b)		11,175	12,387
Zhaikmunai International BV 7.125% 11/13/19 (b)		8,090	7,889
			496,777
TOTAL ENERGY			538,322
FINANCIALS - 6.5%
Banks - 2.3%
ABN AMRO Bank NV 2.875% 6/30/25 (Reg. S) (c)	EUR	5,400	6,059
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		1,425	1,471
Banco de Bogota SA 6.25% 5/12/26 (b)		1,625	1,696
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		2,905	2,950
Banco Hipotecario SA 9.75% 11/30/20 (b)		11,210	12,701
Banco Macro SA 6.75% 11/4/26 (b)(c)		1,865	1,866
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		1,200	1,223
6.369% 6/16/18 (b)		1,600	1,666
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		1,955	1,882
Barclays PLC 1.875% 12/8/23 (Reg. S)	EUR	2,570	2,802
BBVA Bancomer SA 7.25% 4/22/20 (b)		2,175	2,386
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		1,175	1,179
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		1,840	1,872
CIT Group, Inc.:
5% 8/15/22		7,130	7,464
5.375% 5/15/20		9,060	9,655
Citigroup, Inc. 1.5% 10/26/28	EUR	9,200	9,522
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		3,325	3,442
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	125,600	1,930
GTB Finance BV 6% 11/8/18 (b)		6,028	6,167
HSBK BV 7.25% 5/3/17 (b)		2,660	2,664
ING Bank NV 6.125% 5/29/23 (c)	EUR	8,100	9,211
Intesa Sanpaolo SpA 1.125% 3/4/22	EUR	2,550	2,716
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,160	4,248
5.5% 8/6/22 (b)		2,655	2,772
JSC BGEO Group 6% 7/26/23 (b)		3,940	3,969
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		1,560	1,695
KBC Groep NV 1.875% 3/11/27 (Reg. S) (c)	EUR	14,200	15,343
Lloyds Banking Group PLC 1% 11/9/23 (Reg. S)	EUR	3,550	3,729
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		2,000	2,115
Rabobank Nederland:
2.5% 5/26/26 (Reg. S) (c)	EUR	8,800	9,822
6.875% 3/19/20 (Reg. S)	EUR	7,200	9,063
RSHB Capital SA 5.298% 12/27/17 (b)		1,665	1,697
SB Capital SA 5.5% 2/26/24 (b)(c)		2,710	2,787
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		2,090	2,230
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		1,950	1,857
4.75% 6/4/19 (b)		2,900	2,873
4.875% 7/19/17 (b)		1,650	1,650
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (b)		960	982
5.5% 4/21/22 (b)		2,900	2,852
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		3,875	3,856
Zenith Bank PLC 6.25% 4/22/19 (b)		10,845	10,919
			176,983
Capital Markets - 0.5%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		3,750	3,680
BCD Acquisition, Inc. 9.625% 9/15/23 (b)		5,635	6,086
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	8,839	10,206
Morgan Stanley 1.75% 3/11/24	EUR	8,700	9,647
MSCI, Inc.:
5.25% 11/15/24 (b)		2,430	2,558
5.75% 8/15/25 (b)		2,375	2,523
			34,700
Consumer Finance - 2.1%
Ally Financial, Inc.:
4.125% 2/13/22		7,825	7,825
4.625% 3/30/25		5,770	5,741
5.125% 9/30/24		18,860	19,402
8% 11/1/31		67,474	80,125
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		465	471
7.5% 3/13/19 (b)		2,880	2,974
General Motors Acceptance Corp. 8% 11/1/31		7,755	9,209
Navient Corp. 5.875% 10/25/24		9,855	9,193
SLM Corp.:
5.5% 1/25/23		13,555	12,945
6.125% 3/25/24		3,000	2,858
7.25% 1/25/22		9,715	10,089
			160,832
Diversified Financial Services - 1.0%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		3,275	2,890
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		2,280	2,394
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		16,530	16,778
6% 8/1/20		5,130	5,310
6.25% 2/1/22 (b)		1,695	1,720
6.75% 2/1/24 (b)		3,080	3,176
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		2,970	3,129
Pontis IV Ltd. 5.125% 3/31/27 (b)		2,300	2,301
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		1,905	1,971
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)		3,200	3,158
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		4,230	4,513
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		9,790	11,185
Springleaf Financial Corp.:
7.75% 10/1/21		555	591
8.25% 12/15/20		2,795	3,054
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,125	1,195
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		5,235	5,467
Wendel SA:
1% 4/20/23 (Reg. S)	EUR	2,800	2,915
2.75% 10/2/24 (Reg. S)	EUR	5,500	6,275
			78,022
Insurance - 0.2%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		9,415	9,880
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		8,430	8,788
			18,668
Thrifts & Mortgage Finance - 0.4%
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	6,200	6,836
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		20,310	22,265
			29,101
TOTAL FINANCIALS			498,306
HEALTH CARE - 2.4%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,990	1,886
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (b)		1,715	1,743
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		1,870	1,938
Hologic, Inc. 5.25% 7/15/22 (b)		4,120	4,321
			8,002
Health Care Providers & Services - 2.0%
Community Health Systems, Inc.:
6.25% 3/31/23		4,390	4,467
6.875% 2/1/22		12,995	11,176
7.125% 7/15/20		4,690	4,297
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (b)		2,205	2,268
Envision Healthcare Corp. 6.25% 12/1/24 (b)		3,725	3,911
HCA Holdings, Inc.:
4.75% 5/1/23		5,215	5,437
5.25% 4/15/25		11,820	12,559
5.25% 6/15/26		4,600	4,842
5.375% 2/1/25		7,665	7,991
5.875% 3/15/22		10,760	11,836
5.875% 5/1/23		6,100	6,588
5.875% 2/15/26		9,405	9,922
7.5% 2/15/22		10,195	11,661
HealthSouth Corp. 5.75% 11/1/24		8,045	8,105
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		3,730	3,889
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		2,000	2,150
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		2,960	3,001
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,105	2,073
Surgery Center Holdings, Inc. 8.875% 4/15/21 (b)		3,725	3,939
Tenet Healthcare Corp.:
6.75% 6/15/23		4,280	4,205
6.875% 11/15/31		9,855	8,451
7.5% 1/1/22 (b)		2,130	2,300
8.125% 4/1/22		4,835	5,047
Tennessee Merger Sub, Inc. 6.375% 2/1/25 (b)		5,300	5,194
Vizient, Inc. 10.375% 3/1/24 (b)		4,030	4,599
Wellcare Health Plans, Inc. 5.25% 4/1/25		2,715	2,778
			152,686
Pharmaceuticals - 0.3%
Horizon Pharma, Inc. 8.75% 11/1/24 (b)		425	443
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (b)		14,490	11,248
6.5% 3/15/22 (b)		3,520	3,621
6.75% 8/15/21 (b)		1,715	1,479
7% 3/15/24 (b)		5,280	5,419
			22,210
TOTAL HEALTH CARE			184,784
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)		3,490	3,647
KLX, Inc. 5.875% 12/1/22 (b)		10,020	10,333
TransDigm, Inc. 6.375% 6/15/26		3,555	3,557
			17,537
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 6.125% 9/1/23 (b)		2,935	3,052
Airlines - 0.2%
Air Canada 5.375% 11/15/22 (b)		1,135	1,169
Allegiant Travel Co. 5.5% 7/15/19		1,170	1,209
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		360	375
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		1,755	2,010
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		1,764	1,759
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		366	377
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		3,327	3,843
Series 2012-2 Class B, 6.75% 6/3/21		1,312	1,424
Series 2013-1 Class B, 5.375% 11/15/21		1,727	1,803
			13,969
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		1,225	1,231
6.125% 4/1/25 (b)		1,225	1,231
			2,462
Commercial Services & Supplies - 0.4%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		3,270	3,303
APX Group, Inc.:
7.875% 12/1/22 (b)		2,715	2,932
7.875% 12/1/22		5,890	6,361
8.75% 12/1/20		6,550	6,779
Cenveo Corp. 6% 8/1/19 (b)		615	507
Covanta Holding Corp.:
5.875% 3/1/24		2,775	2,817
5.875% 7/1/25		950	952
Garda World Security Corp.:
7.25% 11/15/21 (b)		895	864
7.25% 11/15/21 (b)		1,655	1,597
Harland Clarke Holdings Corp. 8.375% 8/15/22 (b)		2,370	2,429
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)		1,100	1,125
TMS International Corp. 7.625% 10/15/21 (b)		825	831
			30,497
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27 (b)		3,565	3,574
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)		6,720	6,880
Cementos Progreso Trust 7.125% 11/6/23 (b)		2,045	2,152
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)		8,814	3,173
5.25% 6/27/29 (b)		3,235	1,116
7.125% 6/26/42 (b)		1,575	567
			17,462
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (b)		3,860	3,889
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		1,360	1,428
Machinery - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21		5,650	5,742
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		935	816
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		3,645	3,572
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (f)		455	86
			4,474
Multi Industry Transportation - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		4,445	4,578
Professional Services - 0.0%
IHS Markit Ltd. 4.75% 2/15/25 (b)		2,770	2,853
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (b)		1,490	1,638
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		1,660	1,764
			3,402
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
5% 4/1/23		2,105	2,216
5.5% 2/15/22		3,785	4,059
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		3,925	4,131
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		1,290	1,295
United Rentals North America, Inc. 5.5% 5/15/27		2,355	2,379
			14,080
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		4,055	4,187
Global Ports Finance PLC 6.872% 1/25/22 (b)		2,940	3,122
			7,309
TOTAL INDUSTRIALS			132,734
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.6%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		8,185	8,563
Brocade Communications Systems, Inc. 4.625% 1/15/23		2,840	2,897
CommScope Technologies Finance LLC 5% 3/15/27 (b)		3,775	3,769
Lucent Technologies, Inc.:
6.45% 3/15/29		21,200	23,320
6.5% 1/15/28		6,600	7,211
			45,760
Electronic Equipment & Components - 0.2%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)		8,230	9,485
Micron Technology, Inc. 7.5% 9/15/23 (b)		3,440	3,840
			13,325
Internet Software & Services - 0.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		7,275	8,057
Camelot Finance SA 7.875% 10/15/24 (b)		1,670	1,758
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (b)		945	971
5.375% 3/15/27 (b)		810	818
j2 Global, Inc. 8% 8/1/20		2,970	3,070
			14,674
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 5% 9/1/25		1,895	1,933
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		2,010	2,118
Everi Payments, Inc. 10% 1/15/22		3,725	3,865
Gartner, Inc. 5.125% 4/1/25 (b)		1,750	1,783
			9,699
Semiconductors & Semiconductor Equipment - 0.8%
Entegris, Inc. 6% 4/1/22 (b)		1,150	1,200
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,545	1,584
5.25% 1/15/24 (b)		3,250	3,338
5.5% 2/1/25		10,885	11,293
5.625% 1/15/26 (b)		2,880	3,031
5.875% 2/15/22		2,320	2,424
Microsemi Corp. 9.125% 4/15/23 (b)		1,450	1,666
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (b)		2,575	2,723
4.625% 6/1/23 (b)		2,410	2,552
5.75% 3/15/23 (b)		13,101	13,822
Qorvo, Inc.:
6.75% 12/1/23		2,750	2,984
7% 12/1/25		8,399	9,281
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,690	3,911
Versum Materials, Inc. 5.5% 9/30/24 (b)		1,935	2,000
			61,809
Software - 0.3%
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		6,240	6,552
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		5,130	5,579
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		1,330	1,387
Open Text Corp. 5.875% 6/1/26 (b)		2,805	2,938
Parametric Technology Corp. 6% 5/15/24		1,135	1,209
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		2,985	3,158
Symantec Corp. 5% 4/15/25 (b)		3,025	3,102
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		760	802
10.5% 2/1/24 (b)		1,565	1,655
			26,382
TOTAL INFORMATION TECHNOLOGY			171,649
MATERIALS - 3.4%
Chemicals - 1.0%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		3,350	3,486
5.75% 4/15/21 (b)		1,800	1,901
6.45% 2/3/24		1,975	2,124
Hexion, Inc. 10.375% 2/1/22 (b)		1,350	1,347
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		2,370	2,720
Momentive Performance Materials, Inc.:
3.88% 10/24/21		37,507	36,898
4.69% 4/24/22		12,150	11,087
10% 10/15/20 (f)		12,150	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (f)		37,507	0
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		1,725	1,768
OCP SA 5.625% 4/25/24 (b)		1,140	1,214
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		3,700	3,839
10.375% 5/1/21 (b)		1,120	1,246
TPC Group, Inc. 8.75% 12/15/20 (b)		6,250	5,689
Valvoline Finco Two LLC 5.5% 7/15/24 (b)		1,370	1,439
			74,758
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (b)		1,700	1,788
9.375% 10/12/22 (b)		1,920	2,075
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		1,630	1,834
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		1,435	1,457
U.S. Concrete, Inc. 6.375% 6/1/24		1,815	1,879
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		1,825	1,898
			10,931
Containers & Packaging - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)		3,725	3,753
6% 6/30/21 (b)		2,530	2,606
6% 2/15/25 (b)		5,980	6,047
7.25% 5/15/24(b)		6,655	7,121
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		1,770	1,823
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,240	6,013
7.5% 12/15/96		4,010	4,070
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		1,615	1,650
Sealed Air Corp. 5.25% 4/1/23 (b)		2,170	2,279
			35,362
Metals & Mining - 1.8%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (b)		2,525	2,708
7% 9/30/26 (b)		2,090	2,278
Aleris International, Inc. 6% 6/1/20 (b)		30	30
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		1,145	1,202
Compania Minera Ares SAC 7.75% 1/23/21 (b)		4,745	5,089
EVRAZ Group SA:
5.375% 3/20/23 (b)		4,150	4,166
6.5% 4/22/20 (b)		1,012	1,077
8.25% 1/28/21 (Reg. S)		5,440	6,086
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		8,645	8,904
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		970	1,002
10.375% 4/7/19 (b)		4,073	4,205
First Quantum Minerals Ltd.:
7% 2/15/21 (b)		4,470	4,604
7.25% 5/15/22 (b)		2,630	2,712
7.25% 4/1/23 (b)		4,495	4,546
7.5% 4/1/25 (b)		4,370	4,403
Freeport-McMoRan, Inc.:
3.55% 3/1/22		1,870	1,734
3.875% 3/15/23		5,605	5,154
5.4% 11/14/34		1,770	1,540
5.45% 3/15/43		11,570	9,791
6.75% 2/1/22 (b)		5,415	5,550
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		1,320	1,384
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		8,065	8,105
4.875% 10/7/20 (Reg. S)		450	452
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		1,700	1,704
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		2,450	2,738
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		2,105	2,368
Lundin Mining Corp.:
7.5% 11/1/20 (b)		1,295	1,369
7.875% 11/1/22 (b)		185	202
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		13,065	12,150
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (b)(f)		13	0
Murray Energy Corp. 11.25% 4/15/21 (b)		4,590	3,546
New Gold, Inc. 7% 4/15/20 (b)		1,295	1,295
Polyus Gold International Ltd. 5.25% 2/7/23 (b)		3,010	3,075
Southern Copper Corp. 7.5% 7/27/35		2,205	2,685
United States Steel Corp. 8.375% 7/1/21 (b)		7,995	8,874
Vale Overseas Ltd.:
4.375% 1/11/22		3,040	3,090
5.875% 6/10/21		1,125	1,206
6.875% 11/21/36		1,270	1,365
Vedanta Resources PLC:
6% 1/31/19 (b)		5,335	5,488
6.375% 7/30/22 (b)		2,165	2,176
8.25% 6/7/21 (b)		1,195	1,284
			141,337
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (b)		1,355	1,375
NewPage Corp.:
0% 5/1/12 (c)(f)		2,460	0
11.375% 12/31/2114 (f)		3,832	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(f)		4,925	0
			1,375
TOTAL MATERIALS			263,763
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		640	656
Equinix, Inc. 5.375% 5/15/27		2,725	2,814
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		1,325	1,305
6.375% 2/15/22		3,670	3,794
			8,569
Real Estate Management & Development - 0.3%
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	2,500	2,647
Howard Hughes Corp. 5.375% 3/15/25 (b)		3,780	3,742
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		15	17
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		1,850	2,036
Mattamy Group Corp. 6.875% 12/15/23 (b)		2,740	2,843
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		6,295	6,484
			17,769
TOTAL REAL ESTATE			26,338
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 2.5%
Altice Financing SA:
6.5% 1/15/22 (b)		9,695	10,160
6.625% 2/15/23 (b)		7,355	7,657
7.5% 5/15/26 (b)		7,120	7,565
Altice Finco SA 8.125% 1/15/24 (b)		7,845	8,394
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,057
9% 8/15/31		3,545	3,049
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		2,730	2,813
Frontier Communications Corp. 11% 9/15/25		7,455	7,250
GCI, Inc. 6.875% 4/15/25		3,760	3,939
GTH Finance BV:
6.25% 4/26/20 (b)		3,165	3,365
7.25% 4/26/23 (b)		10,070	11,080
GTT Escrow Corp. 7.875% 12/31/24 (b)		1,745	1,810
Lynx II Corp. 6.375% 4/15/23 (b)		1,555	1,621
Sable International Finance Ltd. 6.875% 8/1/22 (b)		16,730	17,692
SFR Group SA:
6% 5/15/22 (b)		33,090	34,290
6.25% 5/15/24 (b)		33,197	33,404
7.375% 5/1/26 (b)		14,640	15,079
Sprint Capital Corp.:
6.875% 11/15/28		4,132	4,364
8.75% 3/15/32		3,187	3,832
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		2,680	2,760
U.S. West Communications:
6.875% 9/15/33		1,925	1,917
7.25% 9/15/25		420	459
7.25% 10/15/35		1,205	1,196
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		4,110	4,136
Virgin Media Finance PLC 4.875% 2/15/22		4,640	4,153
			194,042
Wireless Telecommunication Services - 3.4%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	70,700	3,519
Comcel Trust 6.875% 2/6/24 (b)		1,855	1,924
Digicel Group Ltd.:
6% 4/15/21 (b)		745	677
6.75% 3/1/23 (b)		1,330	1,187
7% 2/15/20 (b)		860	826
7.125% 4/1/22 (b)		16,995	13,214
8.25% 9/30/20 (b)		8,800	7,563
Intelsat Jackson Holdings SA:
5.5% 8/1/23		12,550	10,354
7.25% 10/15/20		19,630	17,888
7.5% 4/1/21		5,670	5,096
Millicom International Cellular SA:
4.75% 5/22/20 (b)		1,920	1,957
6% 3/15/25 (b)		6,925	7,098
6.625% 10/15/21 (b)		8,145	8,531
Neptune Finco Corp.:
6.625% 10/15/25 (b)		7,210	7,841
10.125% 1/15/23 (b)		7,455	8,648
10.875% 10/15/25 (b)		17,675	21,254
Sprint Communications, Inc. 6% 11/15/22		9,930	10,153
Sprint Corp.:
7.125% 6/15/24		18,887	20,162
7.625% 2/15/25		10,515	11,488
7.875% 9/15/23		9,580	10,610
T-Mobile U.S.A., Inc.:
6% 3/1/23		6,860	7,325
6% 4/15/24		5,590	5,960
6.375% 3/1/25		19,464	20,972
6.5% 1/15/24		25,330	27,356
6.625% 4/1/23		17,880	19,081
6.836% 4/28/23		4,925	5,270
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,450	1,460
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)		2,910	3,186
			260,600
TOTAL TELECOMMUNICATION SERVICES			454,642
UTILITIES - 2.3%
Electric Utilities - 0.3%
EDF SA 1.875% 10/13/36 (Reg. S)	EUR	5,600	5,331
EDP Finance BV:
1.125% 2/12/24 (Reg. S)	EUR	3,750	3,825
1.875% 9/29/23	EUR	4,750	5,133
InterGen NV 7% 6/30/23 (b)		1,545	1,383
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		1,175	1,428
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		3,915	4,003
			21,103
Gas Utilities - 0.4%
National Grid Gas Finance PLC 1.125% 9/22/21 (Reg. S)	GBP	7,800	9,771
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	10,216
8% 3/1/32		6,000	8,003
			27,990
Independent Power and Renewable Electricity Producers - 1.6%
Dynegy, Inc.:
7.375% 11/1/22		11,735	11,618
7.625% 11/1/24		13,340	12,740
8% 1/15/25 (b)		4,635	4,438
Energy Future Holdings Corp.:
10.875% 11/1/17 (f)		9,438	2,737
11.25% 11/1/17 pay-in-kind (c)(f)		7,535	2,185
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (f)		25,663	30,539
12.25% 3/1/22 (b)(c)(f)		31,213	38,392
Listrindo Capital BV 4.95% 9/14/26 (b)		1,880	1,833
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		1,680	1,701
PPL Energy Supply LLC 6.5% 6/1/25		3,040	2,576
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(c)		10,330	10,730
6.625% 6/15/25 (b)(c)		2,610	2,786
TXU Corp.:
5.55% 11/15/14 (f)		1,623	162
6.5% 11/15/24 (f)		13,610	1,361
6.55% 11/15/34 (f)		26,380	2,638
			126,436
TOTAL UTILITIES			175,529

TOTAL NONCONVERTIBLE BONDS			3,105,537

TOTAL CORPORATE BONDS
(Cost $2,999,635)			3,105,933

U.S. Government and Government Agency Obligations - 15.1%
U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority:
1.75% 10/15/18		$12,807	$12,905
5.25% 9/15/39		968	1,221
5.375% 4/1/56		1,700	2,167

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			16,293

U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46		8,088	8,221
U.S. Treasury Obligations - 14.4%
U.S. Treasury Bonds:
2.5% 2/15/46		16,112	14,434
2.875% 8/15/45		22,540	21,851
2.875% 11/15/46		23,719	23,006
3% 11/15/45		1,000	994
3% 2/15/47		16,000	15,934
3.625% 2/15/44 (h)		65,247	72,682
4.25% 5/15/39		27,900	34,062
4.75% 2/15/37		4,000	5,221
5.25% 2/15/29		7,107	9,110
6.125% 8/15/29 (h)		33,824	46,838
7.875% 2/15/21		5,350	6,570
U.S. Treasury Notes:
0.75% 7/15/19		11,566	11,412
0.875% 6/15/19		55,557	55,017
0.875% 9/15/19		19,901	19,655
1.125% 2/28/19		8,000	7,981
1.125% 7/31/21		15,968	15,485
1.125% 9/30/21		52,169	50,467
1.375% 1/31/21		3,000	2,958
1.375% 8/31/23		4,000	3,811
1.5% 1/31/19		161	162
1.5% 10/31/19		20,519	20,557
1.5% 1/31/22		7,909	7,752
1.5% 8/15/26		2,255	2,086
1.625% 4/30/19		14,695	14,795
1.625% 6/30/19		48,746	49,056
1.625% 3/15/20		49,980	50,154
1.875% 2/28/22		35,000	34,921
1.875% 3/31/22		20,000	19,945
2% 9/30/20		113,458	114,774
2% 12/31/21		84,004	84,319
2% 2/15/25		11,594	11,334
2% 8/15/25 (h)		1,961	1,909
2% 11/15/26		53,970	52,123
2.125% 6/30/21		10,000	10,118
2.125% 3/31/24		122,193	121,434
2.125% 5/15/25		15,858	15,615
2.25% 7/31/21		60,289	61,278
2.25% 2/15/27		16,000	15,794

TOTAL U.S. TREASURY OBLIGATIONS			1,105,614

Other Government Related - 0.4%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1.2078% 12/7/20 (NCUA Guaranteed) (c)		1,134	1,134
Series 2011-R1 Class 1A, 1.2267% 1/8/20 (NCUA Guaranteed) (c)		2,632	2,638
Series 2011-R4 Class 1A, 1.1567% 3/6/20 (NCUA Guaranteed) (c)		335	335
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		23,400	24,628

TOTAL OTHER GOVERNMENT RELATED			28,735

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,163,619)			1,158,863

U.S. Government Agency - Mortgage Securities - 1.2%
Fannie Mae - 0.8%
2.54% 6/1/42 (c)		211	219
2.609% 9/1/33 (c)		269	278
2.615% 10/1/35 (c)		18	18
2.69% 3/1/37 (c)		23	24
2.7% 2/1/42 (c)		1,213	1,259
2.715% 2/1/36 (c)		9	10
2.773% 1/1/42 (c)		924	960
2.8% 11/1/35 (c)		219	227
2.802% 6/1/36 (c)		29	31
2.815% 9/1/36 (c)		30	31
2.915% 11/1/33 (c)		13	14
2.933% 1/1/35 (c)		110	114
2.943% 9/1/41 (c)		112	116
2.973% 11/1/40 (c)		84	89
2.975% 10/1/41 (c)		64	68
2.977% 5/1/36 (c)		20	21
3.008% 4/1/36 (c)		163	174
3.012% 3/1/33 (c)		58	60
3.03% 11/1/36 (c)		21	22
3.151% 6/1/47 (c)		56	58
3.241% 7/1/41 (c)		178	187
3.252% 2/1/37 (c)		298	312
3.268% 7/1/35 (c)		95	99
3.352% 8/1/35 (c)		245	256
3.384% 10/1/41 (c)		111	118
3.5% 4/1/47 (d)		7,630	7,805
3.552% 7/1/41 (c)		256	267
4% 5/1/29		15,705	16,563
4% 4/1/47 (d)		900	944
4.5% 11/1/25 to 4/1/39		17,193	18,525
5% 2/1/22 to 6/1/39		3,899	4,270
5.5% 10/1/20 to 4/1/21		689	716
6% 1/1/34 to 6/1/36		2,050	2,331
6.5% 5/1/17 to 8/1/36		2,911	3,350

TOTAL FANNIE MAE			59,536

Freddie Mac - 0.2%
2.57% 3/1/35 (c)		41	42
2.623% 6/1/33 (c)		166	174
2.745% 1/1/36 (c)		59	61
2.813% 1/1/37 (c)		191	198
2.85% 7/1/35 (c)		128	133
2.859% 2/1/37 (c)		39	40
2.925% 6/1/37 (c)		26	27
2.936% 5/1/37 (c)		39	41
2.95% 3/1/37 (c)		15	15
2.97% 8/1/37 (c)		69	72
2.99% 9/1/35 (c)		18	19
3% 2/1/31		4,207	4,324
3.027% 10/1/41 (c)		768	799
3.04% 2/1/36 (c)		4	4
3.066% 9/1/41 (c)		1,222	1,290
3.07% 7/1/35 (c)		129	138
3.075% 10/1/36 (c)		225	236
3.097% 10/1/35 (c)		108	113
3.117% 10/1/42 (c)		762	804
3.202% 9/1/41 (c)		147	155
3.208% 5/1/37 (c)		563	591
3.231% 4/1/41 (c)		115	119
3.26% 5/1/37 (c)		160	166
3.264% 6/1/37 (c)		35	37
3.282% 6/1/41 (c)		152	160
3.29% 6/1/37 (c)		135	140
3.295% 7/1/36 (c)		58	61
3.32% 4/1/37 (c)		32	34
3.393% 5/1/41 (c)		122	130
3.47% 4/1/37 (c)		8	8
3.637% 5/1/41 (c)		169	178
3.64% 6/1/41 (c)		170	179
3.898% 10/1/35 (c)		29	31
6% 1/1/24		659	713
6.5% 4/1/17		0	0
6.5% 5/1/17 to 3/1/22		206	220

TOTAL FREDDIE MAC			11,452

Ginnie Mae - 0.2%
4.3% 8/20/61 (i)		1,879	1,922
4.649% 2/20/62 (i)		1,524	1,579
4.682% 2/20/62 (i)		1,995	2,067
4.684% 1/20/62 (i)		9,596	9,930
5.47% 8/20/59 (i)		121	122
6% 6/15/36		2,305	2,680

TOTAL GINNIE MAE			18,300

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $89,086)			89,288

Asset-Backed Securities - 0.2%
Access Group, Inc. Series 2005-2 Class A3, 1.2301% 11/22/24 (c)		$1,941	$1,938
SLM Student Loan Trust:
Series 2004-3 Class A5, 1.2079% 7/25/23 (c)		4,881	4,878
Series 2007-5 Class A5, 1.1179% 1/25/24 (c)		6,043	6,038
TOTAL ASSET-BACKED SECURITIES
(Cost $12,852)			12,854

Collateralized Mortgage Obligations - 3.6%
U.S. Government Agency - 3.6%
Fannie Mae:
floater Series 2010-15 Class FJ, 1.9117% 6/25/36 (c)		2,661	2,699
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		288	317
Series 2005-19 Class PA, 5.5% 7/25/34		717	753
Series 2005-27 Class NE, 5.5% 5/25/34		334	337
Series 2005-64 Class PX, 5.5% 6/25/35		789	854
Series 2005-68 Class CZ, 5.5% 8/25/35		2,567	2,873
Series 2010-118 Class PB, 4.5% 10/25/40		2,913	3,087
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		3	3
Series 2003-117 Class MD, 5% 12/25/23		528	561
Series 2004-91 Class Z, 5% 12/25/34		2,386	2,622
Series 2005-117 Class JN, 4.5% 1/25/36		644	681
Series 2005-14 Class ZB, 5% 3/25/35		887	972
Series 2006-72 Class CY, 6% 8/25/26		748	809
Series 2009-59 Class HB, 5% 8/25/39		1,303	1,429
Series 2010-97 Class CX, 4.5% 9/25/25		3,300	3,548
Series 2009-85 Class IB, 4.5% 8/25/24 (j)		120	7
Series 2009-93 Class IC, 4.5% 9/25/24 (j)		176	9
Series 2010-139 Class NI, 4.5% 2/25/40 (j)		1,542	181
Series 2010-39 Class FG, 1.9017% 3/25/36 (c)		1,667	1,703
Series 2010-97 Class CI, 4.5% 8/25/25 (j)		427	28
Series 2011-67 Class AI, 4% 7/25/26 (j)		438	43
Series 2012-27 Class EZ, 4.25% 3/25/42		2,877	3,097
Series 2016-26 Class CG, 3% 5/25/46		5,787	5,913
Freddie Mac:
floater:
Series 2630 Class FL, 1.4122% 6/15/18 (c)		3	3
Series 2711 Class FC, 1.8122% 2/15/33 (c)		868	882
floater planned amortization class Series 2770 Class FH, 1.3122% 3/15/34 (c)		1,055	1,058
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		34	37
Series 2996 Class MK, 5.5% 6/15/35		88	97
Series 3415 Class PC, 5% 12/15/37		382	416
Series 3763 Class QA, 4% 4/15/34		405	408
Series 3840 Class VA, 4.5% 9/15/27		1,470	1,528
Series 3857 Class ZP, 5% 5/15/41		997	1,168
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		4,256	4,755
Series 2303 Class ZV, 6% 4/15/31		79	85
Series 2877 Class ZD, 5% 10/15/34		2,900	3,180
Series 3745 Class KV, 4.5% 12/15/26		2,619	2,821
Series 3806 Class L, 3.5% 2/15/26		2,700	2,836
Series 3843 Class PZ, 5% 4/15/41		1,000	1,156
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		2,451	2,579
Series 4341 Class ML, 3.5% 11/15/31		3,157	3,292
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.4783% 7/20/37 (c)		564	566
Series 2008-2 Class FD, 1.4583% 1/20/38 (c)		136	137
Series 2008-73 Class FA, 1.8383% 8/20/38 (c)		915	927
Series 2008-83 Class FB, 1.8783% 9/20/38 (c)		836	853
Series 2009-108 Class CF, 1.5283% 11/16/39 (c)		645	649
Series 2009-116 Class KF, 1.4583% 12/16/39 (c)		462	464
Series 2010-H17 Class FA, 1.1106% 7/20/60 (c)(i)		3,602	3,567
Series 2010-H18 Class AF, 1.0717% 9/20/60 (c)(i)		4,458	4,412
Series 2010-H19 Class FG, 1.0717% 8/20/60 (c)(i)		4,877	4,827
Series 2010-H27 Series FA, 1.1517% 12/20/60 (c)(i)		1,671	1,658
Series 2011-H05 Class FA, 1.2717% 12/20/60 (c)(i)		2,802	2,793
Series 2011-H07 Class FA, 1.2717% 2/20/61 (c)(i)		5,738	5,719
Series 2011-H12 Class FA, 1.2617% 2/20/61 (c)(i)		6,792	6,768
Series 2011-H13 Class FA, 1.2717% 4/20/61 (c)(i)		2,452	2,443
Series 2011-H14:
Class FB, 1.2717% 5/20/61 (c)(i)		2,887	2,876
Class FC, 1.2717% 5/20/61 (c)(i)		2,622	2,612
Series 2011-H17 Class FA, 1.31% 6/20/61 (c)(i)		3,384	3,375
Series 2011-H21 Class FA, 1.3717% 10/20/61 (c)(i)		3,628	3,626
Series 2012-H01 Class FA, 1.4717% 11/20/61 (c)(i)		3,145	3,154
Series 2012-H03 Class FA, 1.4717% 1/20/62 (c)(i)		2,038	2,043
Series 2012-H06 Class FA, 1.4017% 1/20/62 (c)(i)		3,068	3,069
Series 2012-H07 Class FA, 1.4017% 3/20/62 (c)(i)		1,925	1,927
Series 2012-H21 Class DF, 1.4217% 5/20/61 (c)(i)		1,684	1,688
Series 2013-H19:
Class FC, 1.3717% 8/20/63 (c)(i)		465	465
Class FD, 1.3717% 8/20/63 (c)(i)		1,224	1,223
Series 2015-H13 Class FL, 1.0517% 5/20/63 (c)(i)		7,175	7,169
Series 2015-H19 Class FA, 0.98% 4/20/63 (c)(i)		6,975	6,964
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		3,810	4,203
Series 2011-136 Class WI, 4.5% 5/20/40 (j)		1,071	137
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,540	4,927
Series 2013-H06 Class HA, 1.65% 1/20/63 (i)		1,697	1,691
Series 2014-H12 Class KA, 2.75% 5/20/64 (i)		2,202	2,222
Series 2016-H02 Class FM, 1.28% 9/20/62 (c)(i)		6,879	6,878
Series 2016-H04 Class FE, 1.43% 11/20/65 (c)(i)		2,137	2,144
Series 2010-169 Class Z, 4.5% 12/20/40		2,220	2,381
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)		7,514	7,837
Series 2010-H17 Class XP, 5.2978% 7/20/60 (c)(i)		8,911	9,249
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(i)		7,321	7,620
Series 2012-64 Class KI, 3.5% 11/20/36 (j)		684	55
Series 2013-124:
Class ES, 7.3622% 4/20/39 (c)(k)		3,245	3,425
Class ST, 7.4956% 8/20/39 (c)(k)		6,722	7,254
Series 2013-H07 Class JA, 1.75% 3/20/63 (i)		10,240	10,202
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)		7,770	7,843
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)		22,773	22,973
Class JA, 2.5% 6/20/65 (i)		2,095	2,114
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(i)		16,168	16,037
Series 2016-H13 Class FB, 1.18% 5/20/66 (c)(i)		8,212	8,243
Series 2017-H06 Class FA, 1.17% 8/20/66 (c)(i)		9,174	9,187
Series 2090-118 Class XZ, 5% 12/20/39		4,800	5,449
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $277,658)			276,872

Commercial Mortgage Securities - 1.0%
FMPRE Multifamily Agency floater Series 2017-KT01 Class A, 1.09% 2/25/20 (c)		15,114	15,136
Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18		12,308	12,408
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,120	2,259
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		9,078	9,625
Series K027 Class A2, 2.637% 1/25/23		2,406	2,433
Series K029 Class A2, 3.32% 2/25/23 (c)		1,186	1,239
Series K034 Class A1, 2.669% 2/25/23		6,766	6,861
Series K709 Class A2, 2.086% 3/25/19		6,180	6,216
Series K710 Class A2, 1.883% 5/25/19		5,354	5,364
Series K713 Class A2, 2.313% 3/25/20		1,662	1,678
Series K717 Class A2, 2.991% 9/25/21		9,484	9,764
Series K504 Class A2, 2.566% 9/25/20 (c)		905	923
Series K724 Class A1, 2.776% 3/25/23		6,715	6,843
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $80,783)			80,749

Foreign Government and Government Agency Obligations - 18.6%
Arab Republic 5.875% 6/11/25 (b)		1,175	1,149
Arab Republic of Egypt:
5.875% 6/11/25		3,500	3,421
6.125% 1/31/22 (b)		3,950	4,108
8.5% 1/31/47 (b)		3,295	3,542
Argentine Republic:
5.625% 1/26/22 (b)		4,450	4,557
6.25% 4/22/19 (b)		6,425	6,778
6.875% 4/22/21 (b)		25,395	27,274
Australian Commonwealth:
1.75% 11/21/20	AUD	18,100	13,692
3% 3/21/47	AUD	18,150	12,316
4.25% 4/21/26	AUD	30,900	26,629
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		500,000	0
value recovery B rights 1/2/21 (l)		750,000	0
Barbados Government:
7% 8/4/22 (b)		1,820	1,356
7.25% 12/15/21 (b)		200	154
Belarus Republic 8.95% 1/26/18		16,445	16,955
Belgian Kingdom:
0.8% 6/22/27 (b)	EUR	31,725	33,689
1.6% 6/22/47 (b)	EUR	4,000	4,018
Brazilian Federative Republic:
5.625% 1/7/41		4,865	4,731
6% 4/7/26		2,590	2,815
7.125% 1/20/37		9,970	11,316
8.25% 1/20/34		13,365	16,657
10% 1/1/21	BRL	5,650	1,817
Buenos Aires Province:
6.5% 2/15/23 (b)		3,260	3,267
9.95% 6/9/21 (b)		5,305	6,035
10.875% 1/26/21 (Reg. S)		14,015	16,047
Buoni del Tesoro Poliennali:
0.3% 10/15/18	EUR	29,700	31,861
0.65% 11/1/20	EUR	7,000	7,512
1.25% 12/1/26	EUR	25,250	24,892
1.35% 4/15/22	EUR	56,450	61,040
2.7% 3/1/47 (b)	EUR	7,600	7,258
4.5% 3/1/24	EUR	16,625	20,968
Canadian Government:
1.5% 6/1/26	CAD	72,350	53,800
3.5% 12/1/45	CAD	13,750	12,816
Central Bank of Nigeria warrants 11/15/20 (l)(m)		5,500	436
City of Buenos Aires 8.95% 2/19/21 (b)		3,585	3,997
Colombian Republic:
4.375% 3/21/23	COP	14,501,000	4,596
7.375% 9/18/37		2,025	2,584
10.375% 1/28/33		4,225	6,316
Congo Republic 4% 6/30/29 (e)		1,376	999
Costa Rican Republic:
4.25% 1/26/23 (b)		770	744
5.625% 4/30/43 (b)		680	595
7% 4/4/44 (b)		2,845	2,866
Croatia Republic:
5.5% 4/4/23 (b)		1,265	1,363
6% 1/26/24 (b)		1,100	1,218
6.375% 3/24/21 (b)		1,020	1,129
6.625% 7/14/20 (b)		1,455	1,597
Danish Kingdom 1.75% 11/15/25	DKK	53,900	8,674
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20(b)		1,485	1,563
6.25% 7/27/21 (b)		1,140	1,200
Dominican Republic:
2.125% 8/30/24 (c)		11,048	11,518
5.95% 1/25/27 (b)		2,900	2,962
6.85% 1/27/45 (b)		1,565	1,616
6.875% 1/29/26 (b)		2,245	2,458
7.45% 4/30/44 (b)		3,105	3,416
7.5% 5/6/21 (b)		2,940	3,249
Ecuador Republic 9.65% 12/13/26 (b)		1,100	1,139
El Salvador Republic:
7.625% 2/1/41 (b)		405	373
8.625% 2/28/29 (b)		1,325	1,368
French Government:
OAT:
1.75% 5/25/23	EUR	19,050	22,101
3.25% 5/25/45	EUR	15,100	20,520
0.5% 5/25/26	EUR	22,300	22,983
German Federal Republic:
0% 10/8/21	EUR	34,100	37,167
0.25% 2/15/27	EUR	50,100	53,060
2.5% 8/15/46	EUR	4,500	6,465
Hong Kong Government SAR 1.32% 12/23/19	HKD	18,400	2,385
Indonesian Republic:
4.75% 1/8/26 (b)		1,655	1,762
6.625% 2/17/37 (b)		1,260	1,550
7.75% 1/17/38 (b)		4,920	6,807
8.375% 3/15/24	IDR	110,990,000	8,861
8.5% 10/12/35 (Reg. S)		4,860	7,015
Irish Republic:
1% 5/15/26(Reg. S)	EUR	10,425	11,126
2% 2/18/45 (Reg.S)	EUR	5,878	6,168
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		5,105	5,409
8.25% 4/15/24 (b)		1,050	1,161
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,916	34,229
5.5% 12/4/23		7,426	8,823
Ivory Coast 5.75% 12/31/32		1,132	1,050
Japan Government:
0.1% 12/20/20	JPY	5,645,550	51,192
0.1% 6/20/26	JPY	4,800,000	43,346
0.4% 3/20/56	JPY	1,775,000	13,062
0.9% 6/20/22	JPY	4,399,800	41,607
1.9% 9/20/30	JPY	4,020,000	43,946
Jordanian Kingdom:
2.503% 10/30/20		22,090	22,625
3% 6/30/25		7,702	7,903
5.75% 1/31/27 (b)		1,105	1,083
Kingdom of Norway 3.75% 5/25/21	NOK	32,000	4,151
Lebanese Republic:
4% 12/31/17		5,764	5,735
5% 10/12/17		4,120	4,146
5.15% 6/12/18		3,420	3,463
5.45% 11/28/19		1,180	1,204
6% 5/20/19		2,845	2,904
Mongolian People's Republic 8.75% 3/9/24 (b)		455	496
New Zealand Government 6% 5/15/21	NZD	7,000	5,575
Panamanian Republic 9.375% 4/1/29		650	952
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		1,640	1,699
Peruvian Republic:
4% 3/7/27 (e)		4,905	4,905
6.35% 8/12/28 (b)	PEN	12,795	4,004
8.2% 8/12/26 (Reg. S)	PEN	21,155	7,676
Province of Santa Fe 7% 3/23/23 (b)		4,070	4,098
Provincia de Cordoba:
7.125% 6/10/21 (b)		7,200	7,462
7.45% 9/1/24 (b)		2,540	2,573
12.375% 8/17/17 (b)		2,822	2,898
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		4,178	4,304
Republic of Armenia:
6% 9/30/20 (b)		4,351	4,562
7.15% 3/26/25 (b)		2,950	3,158
Republic of Iraq 5.8% 1/15/28 (Reg. S)		9,700	8,553
Republic of Kenya 6.875% 6/24/24 (b)		1,600	1,592
Republic of Nigeria 6.75% 1/28/21 (b)		535	558
Republic of Rwanda 6.625% 5/2/23 (b)		1,985	2,000
Republic of Serbia:
4.875% 2/25/20 (b)		650	674
6.75% 11/1/24 (b)		3,544	3,575
7.25% 9/28/21 (b)		2,150	2,451
Republic of Singapore 3.25% 9/1/20	SGD	27,600	20,875
Russian Federation:
5.625% 4/4/42 (b)		2,200	2,417
5.875% 9/16/43 (b)		2,800	3,185
7.5% 3/15/18	RUB	134,395	2,361
12.75% 6/24/28 (Reg. S)		11,485	20,228
Spanish Kingdom:
0.4% 4/30/22	EUR	3,950	4,196
2.75% 10/31/24 (Reg. S)	EUR	19,875	23,601
2.9% 10/31/46(Reg. S) (b)	EUR	13,950	14,860
Sultanate of Oman 6.5% 3/8/47 (b)		1,580	1,667
Sweden Kingdom 3.5% 6/1/22	SEK	129,950	17,160
Switzerland Confederation 4.25% 6/5/17	CHF	23,450	23,608
Turkish Republic:
5.125% 3/25/22		3,145	3,200
5.625% 3/30/21		3,290	3,435
6% 3/25/27		2,075	2,155
6.25% 9/26/22		6,440	6,877
6.75% 5/30/40		1,095	1,170
6.875% 3/17/36		3,025	3,278
7% 6/5/20		3,030	3,306
7.25% 3/5/38		2,270	2,562
7.375% 2/5/25		3,415	3,872
7.5% 11/7/19		2,020	2,212
8% 2/14/34		1,805	2,166
9.4% 7/8/20	TRY	21,630	5,692
11.875% 1/15/30		3,035	4,703
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		1,935	1,945
Ukraine Government:
0% 5/31/40 (b)(c)		1,831	677
1.471% 9/29/21		3,100	3,026
7.75% 9/1/21 (b)		1,227	1,209
7.75% 9/1/22 (b)		5,162	4,957
7.75% 9/1/23 (b)		852	805
7.75% 9/1/24 (b)		852	797
7.75% 9/1/25 (b)		852	788
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/26(Reg. S)	GBP	29,000	37,748
1.75% 7/22/19 (Reg.S)	GBP	5,950	7,735
4% 3/7/22	GBP	27,250	40,151
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	15,200	25,029
United Mexican States 6.5% 6/10/21	MXN	133,405	7,036
United Republic of Tanzania 7.421% 3/9/20 (c)		373	394
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,095	2,743
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		83,803	440
9.25% 9/15/27		8,800	4,079
11.95% 8/5/31 (Reg. S)		4,280	2,311
12.75% 8/23/22		2,275	1,314
Vietnamese Socialist Republic:
2.25% 3/13/28 (c)		465	406
4% 3/12/28 (e)		12,082	12,011
4.8% 11/19/24 (b)		525	535
6.75% 1/29/20 (b)		1,580	1,728
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,412,066)			1,425,870
		Shares	Value (000s)

Common Stocks - 5.0%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.4%
Adient PLC		64,500	4,687
Chassix Holdings, Inc. (m)		257,525	8,122
Chassix Holdings, Inc. warrants 7/29/20 (m)		14,128	104
Delphi Automotive PLC		55,500	4,467
Exide Technologies (m)		10,993	0
Exide Technologies (m)		3,298	0
Lear Corp.		60,400	8,551
Tenneco, Inc.		104,400	6,517
			32,448
Automobiles - 0.0%
General Motors Co.		3,714	131
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (m)(n)		27,059	28
Hotels, Restaurants & Leisure - 0.5%
Extended Stay America, Inc. unit		604,400	9,634
International Game Technology PLC		152,800	3,621
Melco Crown Entertainment Ltd. sponsored ADR		185,500	3,439
Red Rock Resorts, Inc. (b)		968,178	21,474
			38,168
Household Durables - 0.2%
CalAtlantic Group, Inc.		142,640	5,342
Newell Brands, Inc.		64,563	3,045
Taylor Morrison Home Corp. (m)		271,600	5,791
			14,178
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc.		30,500	3,848
Media - 0.4%
Cinemark Holdings, Inc.		141,800	6,287
DISH Network Corp. Class A (m)		109,200	6,933
Naspers Ltd. Class N		65,500	11,286
Sinclair Broadcast Group, Inc. Class A		222,400	9,007
			33,513

TOTAL CONSUMER DISCRETIONARY			122,314

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ovation Acquisition I LLC (m)(n)		1,267,569	0
Food Products - 0.0%
Reddy Ice Holdings, Inc. (m)		188,460	17

TOTAL CONSUMER STAPLES			17

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (Escrow)		579,946	580
Hornbeck Offshore Services, Inc. (m)(o)		96,300	427
			1,007
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc.:
Class A (m)		44,190	527
Class B (m)		9,464	113
Crestwood Equity Partners LP		55,000	1,444
Goodrich Petroleum Corp.		42,342	578
Pacific Exploration and Production Corp.		151,579	4,844
			7,506

TOTAL ENERGY			8,513

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (m)		3,519,861	0
Consumer Finance - 0.1%
OneMain Holdings, Inc. (m)		182,500	4,535

TOTAL FINANCIALS			4,535

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.2%
Envision Healthcare Corp. (m)		96,300	5,905
HCA Holdings, Inc. (m)		113,000	10,056
Rotech Healthcare, Inc. (m)		60,966	688
			16,649
Pharmaceuticals - 0.2%
Allergan PLC		52,300	12,496

TOTAL HEALTH CARE			29,145

INDUSTRIALS - 0.6%
Airlines - 0.1%
Air Canada (m)		725,700	7,531
Delta Air Lines, Inc.		68,600	3,153
			10,684
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (m)(n)		8,614,133	517
Construction & Engineering - 0.1%
AECOM (m)		119,000	4,235
Marine - 0.0%
U.S. Shipping Partners Corp. (m)		10,813	0
U.S. Shipping Partners Corp. warrants 12/31/29 (m)		101,237	0
			0
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A		109,700	4,251
HD Supply Holdings, Inc. (m)		250,000	10,281
Penhall Acquisition Co.:
Class A (m)		5,465	444
Class B (m)		1,821	148
United Rentals, Inc. (m)		106,073	13,264
			28,388
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (n)		190,128	1,308

TOTAL INDUSTRIALS			45,132

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.0%
CommScope Holding Co., Inc. (m)		103,200	4,304
Electronic Equipment & Components - 0.1%
CDW Corp.		162,186	9,360
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (m)		128,900	13,899
Alphabet, Inc. Class A(m)		16,900	14,328
Facebook, Inc. Class A (m)		111,100	15,782
			44,009
IT Services - 0.3%
First Data Corp. Class A (m)		324,200	5,025
Global Payments, Inc.		54,400	4,389
MasterCard, Inc. Class A		57,200	6,433
PayPal Holdings, Inc. (m)		123,700	5,322
			21,169
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Ltd.		51,300	11,233
Cypress Semiconductor Corp.		4,314	59
MagnaChip Semiconductor Corp. (m)(o)		44,695	427
Microsemi Corp. (m)		141,600	7,297
NXP Semiconductors NV (m)		108,105	11,189
ON Semiconductor Corp. (m)		262,800	4,071
Qorvo, Inc. (m)		182,973	12,545
Skyworks Solutions, Inc.		128,300	12,571
			59,392
Software - 0.1%
Adobe Systems, Inc. (m)		44,400	5,778
Electronic Arts, Inc. (m)		60,900	5,452
			11,230

TOTAL INFORMATION TECHNOLOGY			149,464

MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		36,200	3,301
Metals & Mining - 0.1%
Aleris Corp. (m)(n)		34,504	234
Freeport-McMoRan, Inc. (m)		305,300	4,079
Mirabela Nickel Ltd. (m)		2,233,475	0
			4,313

TOTAL MATERIALS			7,614

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (m)		250,100	16,154
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		6,687	297
TOTAL COMMON STOCKS
(Cost $345,033)			383,185

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (m)		75,817	609
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		7,700	6,521

TOTAL CONVERTIBLE PREFERRED STOCKS			7,130

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (n)		84,501,400	845
TOTAL PREFERRED STOCKS
(Cost $11,253)			7,975
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.0%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		3,202	3,202
Diversified Consumer Services - 0.1%
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (c)		4,250	4,272
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		10,451	10,504

TOTAL CONSUMER DISCRETIONARY			17,978

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		7,374	4,983
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		2,652	2,652
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)		3,340	3,685
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5534% 8/23/21 (c)		4,680	4,978
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (f)		9,295	9,451
			20,766

TOTAL ENERGY			25,749

FINANCIALS - 0.1%
Capital Markets - 0.0%
Cypress Intermediate Holdings, Inc. Tranche 2LN, term loan 3/30/25 (p)		1,100	1,111
Consumer Finance - 0.1%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5% 7/20/20 (c)		2,835	2,860

TOTAL FINANCIALS			3,971

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
InVentiv Health, Inc. Tranche B, term loan 4.804% 11/9/23 (c)		7,406	7,422
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Optiv Security, Inc. Tranche 2LN, term loan 8.25% 2/1/25 (c)		105	107
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Kronos, Inc. term loan 9.284% 11/1/24 (c)		6,375	6,570
Landesk Group, Inc. term loan:
5.25% 1/20/24 (c)		970	974
10% 1/20/25 (c)		2,225	2,202
			9,746
MATERIALS - 0.1%
Containers & Packaging - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 6.5% 3/14/22 (c)		495	499
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (f)		1,866	740
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (c)		7,306	7,080
			7,820

TOTAL MATERIALS			8,319

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd. Tranche D 2LN, term loan 4.4982% 3/31/19(c)		2,905	2,865
TOTAL BANK LOAN OBLIGATIONS
(Cost $72,988)			76,157

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation:
Citibank 2.125% 12/14/19 (c)		1,922	1,884
Goldman Sachs 2.125% 12/14/19 (c)		2,033	1,993
Mizuho 2.125% 12/14/19 (c)		1,179	1,155
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $4,880)			5,032
		Shares	Value (000s)

Fixed-Income Funds - 6.9%
Fidelity Floating Rate Central Fund (q)
(Cost $528,533)		5,151,965	533,640
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 3.2%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (g)		7,235	7,345
FINANCIALS - 3.0%
Banks - 2.6%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(g)		3,865	4,159
Banco Do Brasil SA 9% (b)(c)(g)		2,270	2,408
Bank of America Corp.:
5.125% (c)(g)		9,825	10,007
5.2% (c)(g)		20,930	21,239
6.25% (c)(g)		6,570	6,945
Barclays Bank PLC 7.625% 11/21/22		7,970	8,937
BBVA Bancomer SA (Cayman Islands) 6.008% 5/17/22 (b)(c)		1,200	1,224
Citigroup, Inc.:
5.8% (c)(g)		7,985	8,400
5.9% (c)(g)		11,900	12,508
5.95% (c)(g)		21,665	22,830
6.25% (c)(g)		5,610	6,095
6.3% (c)(g)		1,975	2,106
JPMorgan Chase & Co.:
5% (c)(g)		11,815	12,095
5.3% (c)(g)		5,770	6,107
6% (c)(g)		19,830	20,873
6.125% (c)(g)		5,415	5,879
6.75% (c)(g)		2,975	3,313
Royal Bank of Scotland Group PLC 8.625% (c)(g)		4,405	4,594
Wells Fargo & Co.:
5.875% (c)(g)		17,295	18,942
5.9% (c)(g)		22,080	23,437
			202,098
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5.375% (c)(g)		10,395	10,848
5.7% (c)(g)		12,429	13,128
			23,976
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(g)		2,680	2,714
8.625% (Reg. S) (g)		320	324
			3,038
Insurance - 0.1%
Society of Lloyd's 7.421% (c)(g)	GBP	2,600	3,474

TOTAL FINANCIALS			232,586

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(g)		16,705	6,221
7.5% (Reg. S) (g)		250	93
			6,314
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)		5,275	3,622
TOTAL PREFERRED SECURITIES
(Cost $248,429)			249,867
		Shares	Value (000s)

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.84% (r)		216,109,382	216,153
Fidelity Securities Lending Cash Central Fund 0.84% (r)(s)		583,838	584
TOTAL MONEY MARKET FUNDS
(Cost $216,705)			216,737
		Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.3%
Investments in repurchase agreements in a joint trading account at 0.8%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Government Obligations) #
(Cost $22,536)		22,538	22,536
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $7,486,056)			7,645,558
NET OTHER ASSETS (LIABILITIES) - 0.5%			39,714
NET ASSETS - 100%			$7,685,272

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
148 CBOT 10-Year U.S. Treasury Note Contracts (United States)	June 2017	18,435	$4
246 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	53,247	79
177 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2017	28,431	268
TOTAL FUTURES CONTRACTS			$351

The face value of futures purchased as a percentage of Net Assets is 1.3%

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

COP – Colombian peso

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,823,059,000 or 23.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Non-income producing - Security is in default.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,136,000.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Quantity represents share amount.

 (m) Non-income producing

 (n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,932,000 or 0.0% of net assets.

 (o) Security or a portion of the security is on loan at period end.

 (p) The coupon rate will be determined upon settlement of the loan after period end.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (s) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aleris Corp.	6/1/10	$1,207
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$52
Ovation Acquisition I LLC	12/23/15	$13
Tricer Holdco SCA	12/19/16	$4,663
Tricer Holdco SCA	12/19/16	$3,012
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$345
Fidelity Floating Rate Central Fund	6,536
Fidelity Securities Lending Cash Central Fund	1
Total	$6,882

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$534,824	$900	$2,500	$533,640	31.6%
Total	$534,824	$900	$2,500	$533,640

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$122,314	$102,774	$11,314	$8,226
Consumer Staples	626	--	--	626
Energy	8,513	7,293	--	1,220
Financials	4,535	4,535	--	--
Health Care	35,666	28,457	6,521	688
Industrials	45,977	42,715	--	3,262
Information Technology	149,464	149,464	--	--
Materials	7,614	7,380	--	234
Telecommunication Services	16,154	16,154	--	--
Utilities	297	297	--	--
Corporate Bonds	3,105,933	--	3,100,979	4,954
U.S. Government and Government Agency Obligations	1,158,863	--	1,158,863	--
U.S. Government Agency - Mortgage Securities	89,288	--	89,288	--
Asset-Backed Securities	12,854	--	12,854	--
Collateralized Mortgage Obligations	276,872	--	276,872	--
Commercial Mortgage Securities	80,749	--	80,749	--
Foreign Government and Government Agency Obligations	1,425,870	--	1,408,108	17,762
Bank Loan Obligations	76,157	--	70,090	6,067
Sovereign Loan Participations	5,032	--	--	5,032
Fixed-Income Funds	533,640	533,640	--	--
Preferred Securities	249,867	--	249,867	--
Money Market Funds	216,737	216,737	--	--
Cash Equivalents	22,536	--	22,536	--
Total Investments in Securities:	$7,645,558	$1,109,446	$6,488,041	$48,071
Derivative Instruments:
Assets
Futures Contracts	$351	$351	$--	$--
Total Assets	$351	$351	$--	$--
Total Derivative Instruments:	$351	$351	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$22,536,000 due 4/03/17 at 0.80%
J.P. Morgan Securities, Inc.	$22,536
$22,536

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $7,468,407,000. Net unrealized appreciation aggregated $177,151,000, of which $385,779,000 related to appreciated investment securities and $208,628,000 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017